AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 103.0%
Asset-Backed Securities — 8.1%
Automobiles — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	2,885	$ 2,908,202
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,890	3,947,968
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	700,943
CarMax Auto Owner Trust,
Series 2019-04, Class A2A
2.010%	03/15/23	1,696	1,709,429
Credit Acceptance Auto Loan Trust,
Series 2018-02A, Class A, 144A
3.470%	05/17/27	776	784,084
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	824	833,431
Series 2019-03, Class A3
2.160%	11/15/22	990	994,005
			11,878,062
Collateralized Loan Obligations — 3.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
1.671%(c)	05/01/26	81	81,402
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.375%(c)	07/15/26	511	508,800
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class A1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.050%(c)	07/15/31	310	310,711
Series 2020-07A, Class D, 144A, 3 Month LIBOR + 4.400% (Cap N/A, Floor 4.400%)
4.650%(c)	07/15/31	250	249,991
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.575%(c)	01/15/28	250	243,177
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.351%(c)	10/21/28	260	259,302
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.425%(c)	01/15/30	1,048	1,044,365
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.975%(c)	01/15/30	410	402,793
ALM Ltd. (Cayman Islands),
Series 2013-07RA, Class A1R, 144A, 3 Month LIBOR + 1.410% (Cap N/A, Floor 0.000%)
1.685%(c)	10/15/28	520	517,830
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-19A, Class A2RA, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.725%(c)	04/16/29	450	$ 442,736
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.775%(c)	07/15/27	1,020	1,010,155
Series 2015-16A, Class BR2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.175%(c)	07/15/27	410	399,259
AMMC CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.443%(c)	11/10/30	500	496,701
Series 2013-13A, Class A1LR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.524%(c)	07/24/29	584	582,225
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.501%(c)	11/02/30	250	247,973
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.516%(c)	10/13/30	490	488,265
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.916%(c)	10/13/30	250	244,752
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.297%(c)	01/28/31	380	376,702
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.747%(c)	01/28/31	440	431,941
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.097%(c)	01/28/31	250	242,080
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.097%(c)	01/28/31	900	862,629
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.725%(c)	01/15/30	1,420	1,386,946
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.125%(c)	01/15/30	640	611,751
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
1.545%(c)	07/15/30	1,030	1,023,010
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.337%(c)	01/28/31	570	562,572
Series 2015-07A, Class BR2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.997%(c)	01/28/31	1,010	988,402
Series 2015-07A, Class D1R2, 144A, 3 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.747%(c)	01/28/31	250	238,035
A1

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.847%(c)	07/28/28		250	$ 246,061
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.355%(c)	04/15/31		765	753,142
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.282%(c)	04/20/31		500	496,791
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.398%(c)	10/22/30		250	246,830
Series 2019-31A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.175%(c)	04/15/31		390	389,998
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2017-FL03, Class A, 144A, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.142%(c)	12/15/27		700	691,873
Arbour CLO DAC (Ireland),
Series 2014-02X, Class B2R, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.500%(c)	05/15/30	EUR	103	120,044
Series 8A, Class C, 144A, 3 Month EURIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.900%(c)	07/15/33	EUR	250	292,870
Ares European CLO BV (Netherlands),
Series 12X, Class B1, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.750%(c)	04/20/32	EUR	110	128,506
ARI Investments LLC,
—%(p)	01/06/25^		804	780,291
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.345%(c)	04/25/26		1,123	1,122,902
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
1.253%(c)	07/17/26		256	255,784
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.299%(c)	08/05/27		640	639,230
Series 2015-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.749%(c)	08/05/27		420	411,288
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.415%(c)	01/15/28		1,190	1,183,645
Babson CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.672%(c)	01/20/31		250	244,138
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.462%(c)	10/20/30		520	516,285
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.342%(c)	07/18/30		883	$ 872,378
Series 2015-08A, Class A2R2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.822%(c)	07/18/30		442	429,172
Series 2015-08A, Class BR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.272%(c)	07/18/30		394	368,636
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.514%(c)	01/24/29		3,650	3,635,387
Series 2020-18A, Class B, 144A
—%(p)	10/15/32		250	250,626
Series 2020-18A, Class D1, 144A
—%(p)	10/15/32		250	250,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A1RR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.522%(c)	01/20/29		440	438,249
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.512%(c)	10/18/29		2,210	2,200,915
Series 2015-06A, Class A2R, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 0.000%)
1.992%(c)	10/18/29		623	611,906
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)
1.052%(c)	07/18/27		275	273,840
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.362%(c)	04/20/31		1,400	1,388,752
Series 2020-20A, Class D, 144A, 3 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.398%(c)	07/15/31		350	349,754
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.502%(c)	01/20/29		1,610	1,606,377
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.438%(c)	10/22/30		804	795,085
BlueMountain Fuji EUR CLO DAC (Ireland),
Series 4X, Class A2, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	03/30/32	EUR	100	117,211
Bowman Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.436%(c)	11/23/25		150	149,301
Cairn CLO DAC (Ireland),
Series 2020-12A, Class B, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.300%(c)	04/15/33	EUR	250	292,745

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-12A, Class C, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	04/15/33	EUR	250	$ 291,795
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.275%(c)	01/15/31		365	358,703
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.243%(c)	04/17/31		558	551,575
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.847%(c)	07/28/28		360	353,290
CarVal CLO Ltd. (Cayman Islands),
Series 2019-02A, Class D, 144A, 3 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.972%(c)	07/20/32		250	247,821
CBAM Ltd. (Cayman Islands),
Series 2017-02A, Class B1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.023%(c)	10/17/29		590	579,337
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.503%(c)	10/17/29		720	717,069
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.973%(c)	10/17/29		250	244,846
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
—%(p)	05/20/30		389	406,716
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.472%(c)	06/09/30		305	303,327
Series 2014-04A, Class AR, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.486%(c)	07/23/30		960	954,879
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.373%(c)	07/17/31		850	841,181
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.362%(c)	10/20/28		2,340	2,322,481
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.523%(c)	10/17/30		3,018	2,994,844
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.973%(c)	10/17/30		560	546,858
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
1.345%(c)	10/15/26		609	607,915
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.275%(c)	04/15/30		392	375,032
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.422%(c)	10/20/27		250	$ 249,292
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.281%(c)	04/23/29		800	797,331
Contego CLO DAC (Ireland),
Series 8A, Class B1, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.100%(c)	01/25/32	EUR	310	363,021
CVC Cordatus Loan Fund DAC (Ireland),
Series 6X, Class CR, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/32	EUR	140	157,245
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
1.435%(c)	01/15/28		250	248,811
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.475%(c)	10/15/30		490	466,839
Elm CLO Ltd. (Cayman Islands),
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.443%(c)	01/17/29		2,740	2,726,613
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.023%(c)	01/17/29		340	337,278
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.722%(c)	04/20/31		430	429,999
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.475%(c)	10/15/30		1,010	1,005,585
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.544%(c)	04/24/29		414	411,418
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
1.960%(c)	11/15/26		250	237,652
Gilbert Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class D, 144A, 3 Month LIBOR + 2.950% (Cap N/A, Floor 0.000%)
3.225%(c)	10/15/30		597	569,418
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.380%(c)	10/29/29		4,500	4,491,292
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class DR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.922%(c)	04/20/29		250	232,055

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.412%(c)	01/20/28		700	$ 696,273
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.249%(c)	02/05/31		5,006	4,926,126
Invesco Euro CLO DAC (Ireland),
Series 2X, Class B1, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.800%(c)	08/15/32	EUR	160	187,532
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.515%(c)	10/15/31		4,125	4,117,069
Series 2019-05A, Class A, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.614%(c)	07/24/32		430	428,972
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.522%(c)	01/20/29		1,177	1,171,754
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.822%(c)	10/20/27		750	735,999
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.342%(c)	01/20/31		1,510	1,493,600
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.282%(c)	05/15/28		376	373,791
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.492%(c)	01/20/29		1,760	1,753,579
Series 2013-11A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
1.416%(c)	07/23/29		730	725,756
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.222%(c)	04/19/30		510	504,930
Series 2015-17A, Class B1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.021%(c)	07/21/30		280	276,094
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.461%(c)	10/21/30		2,950	2,918,674
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.178%(c)	01/22/28		749	743,154
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	07/27/30		950	945,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.470%(c)	07/29/30	970	$ 960,610
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.452%(c)	12/18/30	490	483,733
Mariner CLO LLC,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.772%(c)	04/20/29	970	947,420
Series 2016-03A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.756%(c)	07/23/29	250	246,825
Series 2016-03A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.306%(c)	07/23/29	698	689,308
Mariner CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	10/26/29	300	298,766
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
2.438%(c)	04/20/33	350	347,196
Mountain Hawk CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.872%(c)	07/20/24	226	225,566
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.522%(c)	10/20/30	590	584,856
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.352%(c)	10/18/28	320	318,445
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)
1.157%(c)	10/28/27	923	918,678
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	01/15/28	231	229,734
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.442%(c)	10/18/30	1,030	1,021,609
Series 2017-26A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.772%(c)	10/18/30	250	246,999
OCP CLO Ltd. (Cayman Islands),
Series 2013-04A, Class BRR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.164%(c)	04/24/29	626	595,901
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.325%(c)	04/26/31	220	218,492

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.065%(c)	10/26/27		108	$ 107,957
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.392%(c)	10/18/28		1,159	1,155,056
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.535%(c)	07/15/30		1,910	1,903,362
OCP Euro CLO Ltd. (Ireland),
Series 2017-02X, Class B, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	01/15/32	EUR	100	116,144
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.245%(c)	01/25/31		1,990	1,989,996
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.462%(c)	01/20/31		260	259,155
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.231%(c)	04/16/31		1,250	1,230,099
OFSI Fund Ltd. (Cayman Islands),
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.172%(c)	10/18/26		41	40,990
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class B1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.072%(c)	07/20/32		250	246,611
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.620%(c)	11/15/32		430	428,949
OZLM Funding Ltd. (Cayman Islands),
Series 2012-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.488%(c)	07/22/29		494	492,065
Series 2013-03A, Class BRR, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.958%(c)	01/22/29		700	695,727
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.508%(c)	10/22/30		286	284,882
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.958%(c)	10/22/30		380	372,122
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.283%(c)	07/17/29		1,234	1,219,215
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.975%(c)	01/15/29		1,050	1,033,658
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.495%(c)	11/22/30	400	$ 396,298
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.295%(c)	04/15/31	360	353,163
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.403%(c)	01/17/31	250	247,013
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.467%(c)	05/21/29	1,750	1,744,757
Series 2015-01A, Class A2R2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.897%(c)	05/21/29	380	373,208
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.371%(c)	07/16/31	1,300	1,285,430
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.630%(c)	08/15/26	527	518,048
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.853%(c)	08/20/27	300	296,127
Series 2019-04A, Class D, 144A, 3 Month LIBOR + 5.900% (Cap N/A, Floor 5.900%)
6.164%(c)	10/24/27	250	228,160
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.603%(c)	02/20/28	670	649,806
Series 2020-02A, Class A2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.822%(c)	04/20/28	760	742,856
Series 2020-04A, Class A2, 144A
—%(p)	11/25/28	300	300,000
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.022%(c)	07/20/27	250	238,644
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.965%(c)	11/14/29	580	569,231
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.345%(c)	07/25/31	1,341	1,325,840
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.412%(c)	10/18/28	750	743,823
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.305%(c)	04/15/29	1,380	1,369,846

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-01A, Class BR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.725%(c)	04/15/29		640	$ 627,454
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.775%(c)	10/15/29		1,053	1,021,151
Series 2017-02A, Class DR, 144A, 3 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.125%(c)	10/15/29		646	637,337
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.462%(c)	10/20/30		850	846,558
Rockford Tower Europe CLO Ltd. (Ireland),
Series 2018-01X, Class B, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	12/20/31	EUR	269	315,630
RR Ltd. (Cayman Islands),
Series 2017-02A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.875%(c)	10/15/29		250	244,445
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.365%(c)	01/15/30		740	732,556
Series 2019-06A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.525%(c)	04/15/30		1,570	1,563,319
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.406%(c)	01/23/29		1,470	1,465,565
Series 2016-03A, Class C, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.906%(c)	01/23/29		250	243,547
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.072%(c)	01/21/31		500	464,759
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.675%(c)	04/15/32		3,130	3,104,185
Sound Point Euro CLO Funding DAC (Ireland),
Series 1X, Class B1, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.000%(c)	04/25/32	EUR	100	116,801
Series 2A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	10/26/32	EUR	320	373,563
St. Paul’s CLO DAC (Ireland),
Series 12X, Class B1, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/33	EUR	170	196,106
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	10/15/30		370	364,580
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sutton Park CLO Ltd. (Ireland),
Series 1X, Class BE, 3 Month EURIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.350%(c)	11/15/31	EUR	108	$ 124,034
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.406%(c)	01/23/28		650	646,262
Series 2019-21A, Class A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
1.655%(c)	07/15/32		570	569,699
TCI-Flatiron CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.480%(c)	11/18/30		630	625,804
TIAA CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.552%(c)	04/20/29		510	508,838
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.072%(c)	07/20/27		852	846,772
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.475%(c)	01/15/29		590	586,787
Series 2016-06A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.975%(c)	01/15/29		860	845,603
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.602%(c)	01/20/33		1,140	1,137,764
Series 2020-03A, Class B1, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.122%(c)	01/20/33		360	359,998
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.495%(c)	10/15/29		2,365	2,331,145
Voya CLO Ltd. (Cayman Islands),
Series 2014-03A, Class CR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.895%(c)	07/25/26		270	253,017
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
1.405%(c)	10/15/30		610	606,721
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.335%(c)	04/15/31		1,368	1,355,193
Westcott Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.482%(c)	07/20/28		910	906,365

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class C, 144A, 3 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.614%(c)	07/24/32	250	$ 248,265
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.750%
1.992%(c)	10/24/31	250	250,135
Series 2020-02A, Class B, 144A, 3 Month LIBOR + 2.250%
2.492%(c)	10/24/31	250	250,050
Series 2020-02A, Class D, 144A, 3 Month LIBOR + 4.150%
4.392%(c)	10/24/31	250	247,341
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.522%(c)	10/20/29	350	346,787
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.022%(c)	10/20/29	490	481,575
			141,362,460
Consumer Loans — 0.4%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,790	1,809,620
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	2,411,396
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	392,461
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	335,560
Series 2020-AA, Class A, 144A
2.190%	08/21/34	810	812,539
Series 2020-AA, Class B, 144A
3.210%	08/21/34	140	141,158
Series 2020-AA, Class C, 144A
4.100%	08/21/34	180	183,030
Series 2020-AA, Class D, 144A
5.750%	08/21/34	230	222,845
OneMain Financial Issuance Trust,
Series 2019-01A, Class E, 144A
5.690%	02/14/31	700	721,163
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,550,473
Series 2020-02A, Class C, 144A
2.760%	09/14/35	300	302,859
Series 2020-02A, Class D, 144A
3.450%	09/14/35	760	772,800
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	1,880	1,881,461
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	2,200	2,236,429
			14,773,794
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.1%
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A
2.030%	04/15/25	1,845	$ 1,863,425
Equipment — 0.1%
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	1,844	1,872,926
Home Equity Loans — 0.5%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.145%(c)	05/28/39	597	520,638
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.650%)
1.445%(c)	05/28/39	45	37,291
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.145%(c)	02/28/40	434	406,851
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.145%(c)	12/28/40	204	196,143
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.498%(c)	04/25/37	1,477	1,325,541
Bear Stearns Asset-Backed Securities Trust,
Series 2005-04, Class M2, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.348%(c)	01/25/36	8	7,611
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	05/25/37	1,338	1,073,235
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.418%(c)	05/25/37	608	491,332
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
0.452%(c)	12/15/33	172	155,741
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
0.302%(c)	11/15/36	298	249,162
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
0.888%(c)	05/25/40	741	720,915
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
3.525%(cc)	03/25/36	384	304,349
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	125	35,931

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2006-03, Class M2, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.548%(c)	07/25/36	280	$ 250,970
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
2.173%(c)	07/25/34	130	129,671
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.398%(c)	07/25/37	8,600	7,846,398
Morgan Stanley Home Equity Loan Trust,
Series 2006-03, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	04/25/36	231	182,997
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	11/25/36	487	150,246
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
0.558%(c)	04/25/37	380	329,525
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	06/25/37	10	10,329
Option One Mortgage Loan Trust,
Series 2007-FXD01, Class 1A1
5.866%	01/25/37	1,382	1,363,999
Series 2007-FXD01, Class 2A1
5.866%	01/25/37	557	550,653
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	703	726,237
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.883%(c)	11/25/35	460	393,878
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.388%(c)	05/25/37	149	128,447
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.548%(c)	06/25/37	492	202,827
			17,790,917
Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
—%(p)	08/15/30	363	289,864
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.463%(cc)	12/10/25	680	320,431
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Manufactured Housing (cont’d.)
Cascade MH Asset Trust,
Series 2019-MH01, Class A, 144A
4.000%(cc)	11/25/44	1,668	$ 1,719,037
Conseco Finance Securitizations Corp.,
Series 2000-05, Class A6
7.960%	05/01/31	551	277,738
Series 2000-05, Class A7
8.200%	05/01/31	1,005	521,937
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	170	120,023
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	180	176,243
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200% (Cap 18.000%, Floor 1.200%)
1.352%(c)	10/15/37	346	330,832
			3,756,105
Other — 0.6%
AMSR Trust,
Series 2020-SFR01, Class E, 144A
3.218%	04/17/37	150	152,304
Series 2020-SFR03, Class E1, 144A
2.556%	09/17/37	310	309,983
Series 2020-SFR04, Class E2, 144A
2.456%	11/17/37	300	299,681
Series 2020-SFR04, Class F, 144A
2.856%	11/17/37	340	339,653
Coinstar Funding LLC,
Series 2017-01A, Class A2, 144A
5.216%	04/25/47	3,125	2,964,647
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	1,205	1,250,012
FirstKey Homes Trust,
Series 2020-SFR01, Class E, 144A
2.791%	08/17/37	520	531,683
Series 2020-SFR01, Class F1, 144A
3.638%	09/17/25	310	319,795
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.800%)
1.052%(c)	06/17/37	5,501	5,490,796
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.151%(c)	07/17/37	432	431,909
Series 2018-SFR03, Class E, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.151%(c)	07/17/37	370	370,246
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	536	536,096
Loanpal Solar Loan Ltd. (Cayman Islands),
Series 2020-02GF, Class A, 144A
2.750%	07/20/47	882	901,288

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	1,150	$ 1,206,455
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	140	147,718
Series 2020-01A, Class A, 144A
2.100%	04/20/46	181	184,452
Series 2020-01A, Class B, 144A
3.100%	04/20/46	276	285,993
Nationstar HECM Loan Trust,
Series 2020-01A, Class M3, 144A
2.820%(cc)	09/25/30^	220	220,000
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	3,425	3,425,751
Progress Residential Trust,
Series 2017-SFR01, Class A, 144A
2.768%	08/17/34	537	546,670
Series 2018-SFR01, Class F, 144A
4.778%	03/17/35	100	102,070
Series 2020-SFR02, Class D, 144A
3.874%	06/17/37	220	230,392
Series 2020-SFR03, Class E, 144A
2.296%	10/17/27	320	319,641
Series 2020-SFR03, Class F, 144A
2.796%	10/17/27	620	619,321
Tricon American Homes Trust,
Series 2017-SFR01, Class D, 144A
3.414%	09/17/34	320	324,671
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36	1,010	1,048,787
			22,560,014
Residential Mortgage-Backed Securities — 2.1%
Ajax Mortgage Loan Trust,
Series 2017-D, Class A, 144A
3.750%	12/25/57	1,591	1,601,461
Series 2017-D, Class B, 144A
—%(p)	12/25/57^	1,626	954,926
Series 2018-A, Class B, 144A
—%(p)	04/25/58	444	227,425
Series 2018-B, Class B, 144A
—%(p)	02/26/57	426	117,457
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	1,832	1,828,125
Series 2018-D, Class B, 144A
—%(p)	08/25/58^	523	264,228
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58	771	790,576
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58	160	153,139
Series 2018-E, Class C, 144A
—%(p)	06/25/58	367	279,644
Series 2018-F, Class A, 144A
4.375%(cc)	11/25/58	2,501	2,500,262
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-F, Class B, 144A
5.250%(cc)	11/25/58	411	$ 393,422
Series 2018-F, Class C, 144A
—%(p)	11/25/58	971	608,145
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	2,035	2,035,313
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	336,188
Series 2018-G, Class C, 144A
—%(p)	06/25/57	895	822,405
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	2,022	2,057,171
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	260,021
Series 2019-A, Class C, 144A
—%(p)	08/25/57	720	650,038
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	1,023	1,026,759
Series 2019-E, Class A, 144A
3.000%	09/25/59	3,333	3,311,210
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	336,874
Series 2019-E, Class C, 144A
—%(p)	09/25/59	898	480,828
Series 2019-G, Class A, 144A
3.000%	09/25/59	2,181	2,163,753
Series 2019-G, Class B, 144A
4.250%	09/25/59	296	249,367
Series 2019-G, Class C, 144A
—%(p)	09/25/59	756	584,445
Series 2019-H, Class A, 144A
3.000%	11/25/59	1,915	1,899,373
Series 2019-H, Class B, 144A
4.250%	11/25/59	270	227,463
Series 2019-H, Class C, 144A
—%(p)	11/25/59	689	559,416
Series 2020-A, Class A, 144A
2.375%	12/25/59	3,559	3,549,385
Series 2020-A, Class B, 144A
3.500%	12/25/59	495	492,536
Series 2020-A, Class C, 144A
—%(p)	12/25/59^	1,207	756,604
Series 2020-D, Class A, 144A
2.250%	06/25/60	3,330	3,275,584
Bayview Koitere Fund Trust,
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	414	430,703
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	542	556,658
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	293	300,381
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	1,610	1,665,748
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	1,061	1,103,413

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	327	$ 335,390
Carrington Mortgage Loan Trust,
Series 2006-NC03, Class A3, 1 Month LIBOR + 0.150% (Cap 12.500%, Floor 0.150%)
0.298%(c)	08/25/36	410	385,484
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.620%(cc)	04/25/36	645	644,012
Series 2006-01, Class AF4
4.610%(cc)	07/25/36	232	235,506
Series 2006-08, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	01/25/46	965	890,690
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	09/25/46	50	48,369
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	2,143	2,151,829
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.196%(cc)	12/25/36	105	104,612
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	06/25/32	333	330,948
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	02/25/37	569	444,872
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	02/25/37	15,904	8,063,030
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)
0.648%(c)	12/25/35	65	64,116
Legacy Mortgage Asset Trust,
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	632	638,383
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	1,324	1,329,283
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.238%(c)	06/25/37	107	83,504
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.448%(c)	06/25/37	8,541	6,831,446
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	08/25/36	904	473,568
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-09, Class 2A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.258%(c)	10/25/36	303	$ 137,787
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.408%(c)	06/25/46	123	117,044
MCM Trust,
Series 2018-NPL01, Class B, 144A
—%(p)	05/28/58	991	698,883
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.388%(c)	05/25/37	384	288,875
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	386	391,447
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.200%)
0.548%(c)	10/25/36	242	233,529
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	07/25/36	203	65,249
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.943%(c)	01/25/35	11	10,177
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	01/25/37	9,421	6,399,049
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.660%(cc)	10/25/53	930	979,042
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,232,368
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	990	1,014,373
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,135,323
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	2,448	2,647,427
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,415,707
VCAT LLC,
Series 2020-NPL01, Class A1, 144A
3.671%	08/25/50	1,344	1,343,943
Vericrest Opportunity Loan Transferee,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	158	158,427
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	09/25/36	1,226	550,075

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.303%(c)	10/25/36	465	$ 380,756
			81,104,969
Student Loans — 0.2%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	3,064,351
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.052%(c)	11/15/68	330	328,454
Series 2020-FA, Class B, 144A
2.690%	07/15/69	300	300,097
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.580%(c)	03/15/24	1,739	1,722,379
SLM Private Education Loan Trust,
Series 2010-C, Class A5, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.902%(c)	10/15/41	2,125	2,315,897
SMB Private Education Loan Trust,
Series 2020-BA, Class B, 144A
2.760%	07/15/53	280	278,404
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	900	934,338
			8,943,920

Total Asset-Backed Securities (cost $308,189,779)			305,906,592
Bank Loans — 2.0%
Advertising — 0.0%
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
1.659%(c)	02/05/27	73	70,142
Airlines — 0.1%
Allegiant Travel Co.,
Replacement Term Loan, 3 Month LIBOR + 3.000%
3.254%(c)	02/05/24	2,112	1,946,900
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/11/26	2,280	1,968,442
			3,915,342
Building Materials — 0.1%
Jeld-Wen, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.000%
2.147%(c)	12/14/24	438	425,215
Ply Gem Midco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.901%(c)	04/12/25	411	403,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Building Materials (cont’d.)
Summit Materials LLC,
New Term Loan B, 1 Month LIBOR + 2.000%
2.145%(c)	11/21/24	2,151	$ 2,124,712
Tamko Building Products, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	05/29/26^	605	594,305
			3,547,348
Commercial Services — 0.1%
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	11/16/26	2,000	1,947,493
Computers — 0.0%
Everi Payments, Inc.,
Term Loan, 1 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	74	74,922
Term Loan, Term B Loan, 1 Month LIBOR + 2.750%
3.750%(c)	05/09/24	112	108,894
			183,816
Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
2.405%(c)	04/07/25	2,154	1,916,587
Distribution/Wholesale — 0.0%
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
2.438%(c)	09/19/26	741	714,584
Diversified Financial Services — 0.1%
Caliber Home Loans, Inc.,
Term Loan, 1 Month LIBOR + 3.250%
—%(p)	04/24/21^	1,686	1,677,172
Pretium Mortgage Credit Partners,
Term Loan B1, 1 Month LIBOR + 2.250%
2.500%(c)	10/21/20^	718	714,805
Roundpoint Mortgage Servicing Corp.,
Term Loan
—%(p)	08/27/21^	862	862,856
			3,254,833
Electric — 0.1%
Pacific Gas & Electric Co.,
Loan, 3 Month LIBOR + 4.500%
5.500%(c)	06/23/25	894	876,629
PG&E Corp.,
New Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	06/23/25	1,730	1,697,491
Pike Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.150%(c)	07/24/26	163	161,370
			2,735,490

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.438%(c)	12/17/25	124	$ 121,665
Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.688%(c)	08/18/25	256	252,841
Entertainment — 0.1%
18 Fremont Street Acquisition LLC,
Term Loan, 6 Month LIBOR + 8.000%
9.500%(c)	08/09/25	1,912	1,720,882
Herschend Entertainment Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	08/19/25^	628	599,740
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
2.647%(c)	05/29/26	1,055	1,022,103
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.000%(c)	12/10/24	1,543	1,543,767
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.720%(c)	07/10/25	195	195,174
			5,081,666
Environmental Control — 0.0%
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 6 Month LIBOR + 8.000%
9.000%(c)	02/28/26^	315	189,000
Foods — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	05/01/26	538	523,625
Healthcare-Services — 0.1%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	02/16/23	1,996	1,976,381
Select Medical Corp.,
Tranche B Term Loan, 6 Month LIBOR + 2.500%
2.780%(c)	03/06/25	165	160,766
			2,137,147
Insurance — 0.1%
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	08/04/22	1,331	1,312,483
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/23	667	655,638
USI, Inc.,
2019 New Term Loans, 3 Month LIBOR + 4.000%
4.220%(c)	12/02/26	526	522,080
			2,490,201
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet — 0.1%
Cablevision Lightpath LLC,
Term Loan
—%(p)	09/29/27	141	$ 139,825
Uber Technologies, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.647%(c)	07/13/23	2,220	2,181,390
			2,321,215
Lodging — 0.0%
Aimbridge Acquisition Co., Inc.,
Initial Term Loan (2019) (First Lien), 1 Month LIBOR + 3.750%
3.895%(c)	02/02/26^	576	513,079
Term Loan
—%(p)	02/02/26^	225	220,500
Caesars Resort Collection LLC,
Term B-1 Loan, 1 - 3 Month LIBOR + 4.500%
4.709%(c)	07/21/25	255	246,348
Golden Nugget LLC,
Initial B Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	945	842,430
			1,822,357
Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	10/01/25	583	566,808
Douglas Dynamics LLC,
2020 Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	06/08/26^	146	144,323
			711,131
Media — 0.3%
Airbnb, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 7.500%
8.500%(c)	04/17/25	382	405,920
Charter Communications Operating LLC,
Term A-4 Loan, 1 Month LIBOR + 1.250%
1.400%(c)	02/01/25	767	752,936
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.402%(c)	07/17/25	2,005	1,935,152
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.652%(c)	04/15/27	675	652,841
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.645%(c)	11/18/24	1,587	1,491,919
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
2.154%(c)	10/04/23	3,959	3,874,949
Shearer’S Foods LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	09/23/27	115	114,310
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.650%(c)	09/30/26	1,297	1,263,181

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.652%(c)	01/31/28	2,010	$ 1,949,700
			12,440,908
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.438%(c)	07/31/26	140	139,728
Zekelman Industries, Inc.,
2020 Term Loan, 3 Month LIBOR + 2.000%
2.145%(c)	01/24/27	188	181,767
			321,495
Oil & Gas — 0.1%
California Resources Corp.,
Junior Secured Superpriority DIP Term Loan, 1 Month LIBOR + 9.000%
10.000%(c)	01/15/21	904	914,450
Term Loan, 1 Month LIBOR + 10.375%
11.375%(c)	12/31/21	820	16,912
5.750%(c)	12/31/22	1,511	543,960
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)
9.000%(c)	06/24/24	2,205	1,543,500
RNTR-1, LLC,
Initial Term Loan, 1 Month LIBOR + 2.375%
2.625%(c)	12/20/21^	1,197	1,179,223
			4,198,045
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.901%(c)	11/27/25	2,574	2,511,169
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	2,684	2,625,960
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.100%(c)	11/15/27	2,082	2,037,031
			7,174,160
Pipelines — 0.1%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.897%(c)	11/03/25	1,706	1,188,105
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	11/01/26	1,723	1,689,411
PLH Group, Inc.,
Term Loan, 3 Month LIBOR + 6.000%
6.242%(c)	08/07/23^	404	359,893
			3,237,409
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Real Estate — 0.0%
Spectacle Gary Holdings LLC,
Term Loan, Closing Date Term Loan, 3 Month LIBOR + 9.000%
11.000%(c)	12/23/25^	2,055	$ 1,931,776
Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
1.897%(c)	01/02/26	2,274	2,175,634
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.906%(c)	12/20/24	1,345	1,297,589
			3,473,223
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.897%(c)	11/19/26	2,953	2,832,998
Foundation Building Materials Holding Co. LLC,
Term Loan, 1 Month LIBOR + 3.000%
3.417%(c)	08/13/25	653	642,745
			3,475,743
Software — 0.1%
Interface Security Systems LLC,
Term Loan
—%(p)	08/07/23^	870	840,866
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	04/16/25	2,215	2,142,909
			2,983,775
Telecommunications — 0.1%
Connect Finco SARL (United Kingdom),
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/12/26	1,007	974,856
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	206	209,097
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	205	205,461
Tranche B-4 Term Loan, PRIME + 5.500%
8.750%(c)	01/02/24	232	233,400
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	04/01/27	843	841,662
			2,464,476
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.220%(c)	12/30/26	625	613,691

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Transportation (cont’d.)
XPO Logistics, Inc.,
Refinancing Term Loan (2018), 1 Month LIBOR + 2.000%
2.147%(c)	02/24/25	1,011	$ 992,289
			1,605,980

Total Bank Loans (cost $82,380,820)			77,243,473
Commercial Mortgage-Backed Securities — 3.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class E, 144A
4.280%(cc)	08/10/35	150	143,707
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.779%(cc)	06/05/37	863	820,745
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	34,320
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119% (Cap N/A, Floor 2.119%)
2.271%(c)	09/15/34	1,020	981,619
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.110%(cc)	12/13/29	250	248,306
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.102%(c)	12/15/36	900	757,314
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.202%(c)	12/15/36	163	132,653
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.716%(cc)	04/14/33	250	250,719
Series 2016-ISQ, Class E, 144A
3.727%(cc)	08/14/34	1,265	1,216,545
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.552%(c)	11/15/33	350	329,239
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.652%(c)	11/15/32	190	172,245
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.152%(c)	11/15/32	380	348,979
Series 2018-DSNY, Class C, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.502%(c)	09/15/34	100	94,116
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.852%(c)	09/15/34	480	443,539
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO
0.779%(cc)	02/15/50	3,040	112,931
Series 2017-BNK03, Class XD, IO, 144A
1.436%(cc)	02/15/50	1,000	68,189
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2019-BN19, Class C
4.168%(cc)	08/15/61	134	$ 146,088
Series 2019-BN20, Class XA, IO
0.963%(cc)	09/15/62	1,753	107,989
Series 2019-BN20, Class XB, IO
0.463%(cc)	09/15/62	5,941	177,872
Series 2019-BN22, Class A4
2.978%	11/15/62	3,105	3,473,125
Series 2019-BN24, Class A3
2.960%	11/15/62	1,485	1,660,125
Series 2020-BN28, Class D, 144A
2.500%	03/15/63	210	183,423
Barclays Commercial Mortgage Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.312%(c)	11/25/34	360	333,111
Series 2019-C03, Class XA, IO
1.505%(cc)	05/15/52	1,578	147,076
Bayview Commercial Asset Trust,
Series 2005-03A, Class A1, 144A, 1 Month LIBOR + 0.320%
0.468%(c)	11/25/35	272	255,662
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)
0.448%(c)	01/25/36	617	577,066
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.598%(c)	01/25/36	43	40,266
Series 2006-02A, Class A2, 144A, 1 Month LIBOR + 0.280%
0.428%(c)	07/25/36	106	98,408
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.398%(c)	10/25/36	95	88,244
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.874%(c)	03/15/37	160	153,636
BBCMS Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	687	723,427
Series 2015-SRCH, Class XA, IO, 144A
1.122%(cc)	08/10/35	4,620	229,134
Bear Stearns Commercial Mortgage Securities I Trust,
Series 2007-T26, Class AM
5.513%(cc)	01/12/45	131	130,913
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.211%(cc)	03/15/52	3,632	260,470
Series 2019-B10, Class 3CCA, 144A
4.029%(cc)	03/15/62	592	611,417
Series 2019-B13, Class XA, IO
1.269%(cc)	08/15/57	8,740	677,188
Series 2019-B14, Class 225C, 144A
3.404%(cc)	12/15/62	206	198,864
Series 2020-B16, Class C
3.655%(cc)	02/15/53	84	83,145

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B16, Class D, 144A
2.500%	02/15/53	129	$ 108,651
BFLD Trust,
Series 2020-EYP, Class E, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.900%(c)	10/15/22	660	660,000
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.402%(c)	07/15/35	630	604,111
BWAY Mortgage Trust,
Series 2013-1515, Class A2, 144A
3.454%	03/10/33	298	320,652
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.452%(c)	10/15/36	2,810	2,764,253
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.802%(c)	10/15/36	2,414	2,354,257
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.152%(c)	12/15/36	2,868	2,821,765
Series 2020-VIV03, Class B, 144A
3.543%	03/09/44	230	230,744
Series 2020-VKNG, Class F, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.950%(c)	10/15/37	530	530,755
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	390	412,555
Series 2019-OC11, Class D, 144A
4.075%(cc)	12/09/41	1,377	1,335,193
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,714	1,573,642
BXP Trust,
Series 2017-CC, Class D, 144A
3.670%(cc)	08/13/37	150	149,257
Series 2017-CC, Class E, 144A
3.670%(cc)	08/13/37	290	269,456
Series 2017-GM, Class D, 144A
3.539%(cc)	06/13/39	600	627,226
Series 2017-GM, Class E, 144A
3.539%(cc)	06/13/39	260	260,004
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	811	828,606
Series 2017-CD03, Class A4
3.631%	02/10/50	190	215,285
Series 2017-CD04, Class A4
3.514%(cc)	05/10/50	400	451,634
Series 2017-CD06, Class C
4.410%(cc)	11/13/50	150	146,246
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.861%(cc)	01/10/48	1,390	110,115
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C04, Class XB, IO
0.887%(cc)	05/10/58	1,440	$ 52,671
Series 2018-TAN, Class B, 144A
4.690%	02/15/33	110	111,267
CFK Trust,
Series 2019-FAX, Class D, 144A
4.637%(cc)	01/15/39	463	475,045
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
0.942%(c)	07/15/32	585	584,574
Series 2017-BIOC, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.752%(c)	07/15/32	594	593,085
Series 2017-BIOC, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.250%)
2.302%(c)	07/15/32	1,288	1,275,385
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.652%(c)	06/15/34	1,157	1,091,362
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.635%(cc)	05/10/35	180	180,947
Series 2016-GC37, Class C
5.084%(cc)	04/10/49	160	155,165
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	6,659
Series 2019-C07, Class A4
3.102%	12/15/72	3,470	3,914,749
Series 2019-GC43, Class A4
3.038%	11/10/52	3,835	4,294,343
Series 2019-PRM, Class E, 144A
4.888%(cc)	05/10/36	759	779,947
Series 2019-PRM, Class F, 144A
4.888%(cc)	05/10/36	600	603,631
Series 2019-SMRT, Class D, 144A
4.903%(cc)	01/10/36	1,460	1,493,527
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,122,170
Commercial Mortgage Trust,
Series 2014-CR14, Class A4
4.236%(cc)	02/10/47	180	195,366
Series 2014-CR15, Class C
4.892%(cc)	02/10/47	422	448,196
Series 2014-CR18, Class A4
3.550%	07/15/47	95	102,773
Series 2014-CR19, Class A5
3.796%	08/10/47	320	351,307
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	50,000	201,340
Series 2015-CR23, Class A4
3.497%	05/10/48	200	219,780
Series 2015-CR24, Class A5
3.696%	08/10/48	220	246,125

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class A4
3.759%	08/10/48	540	$ 604,012
Series 2015-CR25, Class XA, IO
0.987%(cc)	08/10/48	634	21,537
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	121	107,565
Series 2015-LC21, Class C
4.480%(cc)	07/10/48	1,000	972,705
Series 2016-667M, Class D, 144A
3.285%(cc)	10/10/36	170	165,533
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.552%(c)	09/15/33	3,500	3,322,554
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,235	2,277,562
Credit Suisse Mortgage Trust,
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.102%(c)	12/15/30	170	165,359
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	159,242
Series 2020-NET, Class D, 144A
3.828%(cc)	08/15/37	410	410,407
Series 2020-NET, Class E, 144A
3.828%(cc)	08/15/37	410	382,628
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class B
4.208%(cc)	06/15/57	290	277,457
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	83,211
Series 2019-C15, Class D, 144A
3.000%	03/15/52	65	47,515
Series 2019-C16, Class C
4.237%(cc)	06/15/52	470	462,101
Series 2019-C16, Class XA, IO
1.727%(cc)	06/15/52	6,496	688,505
Series 2019-C17, Class C
3.934%	09/15/52	477	492,865
Series 2019-C17, Class D, 144A
2.500%	09/15/52	371	272,997
Series 2019-C17, Class XA, IO
1.509%(cc)	09/15/52	6,036	562,032
Series 2019-C17, Class XB, IO
0.702%(cc)	09/15/52	2,850	120,337
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.431%(cc)	04/10/37	4,470	111,085
DBJPM Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	187,622
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	535,990
Series 2017-BRBK, Class E, 144A
3.648%(cc)	10/10/34	670	678,594
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2019-RSO07, Class AS, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	04/15/36	610	$ 598,647
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.014%(cc)	11/25/25	1,495	1,638,132
Series 2017-M03, Class A2
2.565%(cc)	12/25/26	1,925	2,100,232
Series 2017-M05, Class A2
3.294%(cc)	04/25/29	140	160,713
Series 2017-M07, Class A2
2.961%(cc)	02/25/27	1,620	1,811,708
Series 2017-M15, Class A2
3.058%(cc)	09/25/27	755	850,060
Series 2018-M01, Class A2
3.084%(cc)	12/25/27	1,155	1,303,600
Series 2018-M07, Class A2
3.150%(cc)	03/25/28	1,730	1,972,798
Series 2018-M08, Class A2
3.436%(cc)	06/25/28	1,050	1,215,947
Series 2018-M10, Class A2
3.482%(cc)	07/25/28	585	679,936
Series 2018-M14, Class A2
3.697%(cc)	08/25/28	409	482,933
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0028, Class X1, IO
0.379%(cc)	02/25/23	26,348	136,638
Series K0031, Class X1, IO
0.320%(cc)	04/25/23	13,472	64,851
Series K0033, Class X1, IO
0.410%(cc)	07/25/23	10,035	73,748
Series K0034, Class A2
3.531%(cc)	07/25/23	300	322,993
Series K0035, Class X1, IO
0.500%(cc)	08/25/23	12,244	111,553
Series K0036, Class X1, IO
0.867%(cc)	10/25/23	6,517	127,275
Series K0038, Class X1, IO
1.275%(cc)	03/25/24	3,992	130,764
Series K0040, Class X1, IO
0.851%(cc)	09/25/24	9,772	237,584
Series K0052, Class X1, IO
0.790%(cc)	11/25/25	4,382	128,249
Series K0053, Class X1, IO
1.024%(cc)	12/25/25	1,941	79,564
Series K0054, Class X1, IO
1.309%(cc)	01/25/26	3,302	179,303
Series K0055, Class X1, IO
1.497%(cc)	03/25/26	1,473	94,720
Series K0057, Class X1, IO
1.322%(cc)	07/25/26	1,898	110,787
Series K0058, Class A2
2.653%	08/25/26	575	634,945
Series K0058, Class X1, IO
1.053%(cc)	08/25/26	1,896	91,036

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0059, Class X1, IO
0.432%(cc)	09/25/26	5,655	$ 93,723
Series K0060, Class X1, IO
0.194%(cc)	10/25/26	20,524	109,906
Series K0061, Class A2
3.347%(cc)	11/25/26	1,605	1,838,155
Series K0062, Class A2
3.413%	12/25/26	1,150	1,323,160
Series K0063, Class A2
3.430%(cc)	01/25/27	1,230	1,419,240
Series K0069, Class A2
3.187%(cc)	09/25/27	240	275,487
Series K0071, Class A2
3.286%	11/25/27	325	374,557
Series K0072, Class A2
3.444%	12/25/27	1,990	2,320,965
Series K0073, Class A2
3.350%	01/25/28	2,080	2,405,339
Series K0103, Class X1, IO
0.756%(cc)	11/25/29	2,644	137,388
Series K0152, Class X1, IO
1.102%(cc)	01/25/31	2,945	223,884
Series K1513, Class X1, IO
0.999%(cc)	08/25/34	1,464	125,473
Series K1514, Class X1, IO
0.703%(cc)	10/25/34	5,810	367,831
Series KW02, Class X1, IO
0.440%(cc)	12/25/26	7,110	82,506
FREMF Mortgage Trust,
Series 2018-K80, Class B, 144A
4.373%(cc)	08/25/50	1,010	1,162,158
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	225	248,365
Government National Mortgage Assoc.,
Series 2011-038, Class IO
0.242%(cc)	04/16/53	3,259	78,078
Series 2012-023, Class IO
0.275%(cc)	06/16/53	506	5,099
Series 2013-030, Class IO
0.750%(cc)	09/16/53	1,798	56,660
Series 2013-063, Class IO
0.828%(cc)	09/16/51	11,303	269,405
Series 2013-078, Class IO
0.719%(cc)	10/16/54	1,921	64,754
Series 2013-191, Class IO
0.714%(cc)	11/16/53	576	14,988
Series 2014-052, Class AI
0.825%	08/16/41	138	403
Series 2015-037, Class IO
0.688%(cc)	10/16/56	309	13,696
Series 2015-097, Class VA
2.250%	12/16/38	184	191,231
Series 2015-146, Class IB
0.823%(cc)	07/16/55	6,315	257,489
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-146, Class IC
0.823%(cc)	07/16/55	29,005	$ 1,078,832
Series 2015-189, Class IG
0.901%(cc)	01/16/57	21,522	1,125,862
Series 2016-026, Class IO
0.894%(cc)	02/16/58	2,573	132,598
Series 2016-036, Class IO
0.809%(cc)	08/16/57	440	23,238
Series 2016-067, Class IO
1.004%(cc)	07/16/57	282	15,849
Series 2016-096, Class IO
0.930%(cc)	12/16/57	1,704	93,248
Series 2016-113, Class IO
1.157%(cc)	02/16/58	1,066	79,239
Series 2016-125, Class IO
0.952%(cc)	12/16/57	1,714	101,705
Series 2016-128, Class IO
0.899%(cc)	09/16/56	1,879	116,045
Series 2016-158, Class VA
2.000%	03/16/35	82	83,750
Series 2016-162, Class IO
0.901%(cc)	09/16/58	2,120	135,171
GPMT Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.056%(c)	11/21/35	66	66,084
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	545,524
Series 2012-TMSQ, Class D, 144A
3.573%(cc)	12/10/30	170	148,598
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.550%)
1.550%(c)	07/15/32	50	49,630
Series 2017-500K, Class E, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.750%)
1.750%(c)	07/15/32	100	98,993
Series 2017-500K, Class F, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 2.150%)
2.150%(c)	07/15/32	40	39,499
Series 2017-500K, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.850%)
2.850%(c)	07/15/32	20	19,716
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	383,080
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.352%(c)	06/15/38	320	312,039
Series 2019-SOHO, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.052%(c)	06/15/36	510	506,213
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
2.027%(c)	06/15/36	274	256,986

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.555%(cc)	08/10/44	2,025	$ 1,874,272
Series 2015-590M, Class E, 144A
3.932%(cc)	10/10/35	230	230,719
Series 2015-GC32, Class C
4.569%(cc)	07/10/48	60	58,898
Series 2015-GS01, Class A3
3.734%	11/10/48	110	122,656
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	29,317
Series 2019-GSA01, Class C
3.933%(cc)	11/10/52	80	74,227
Series 2020-GC45, Class A5
2.911%	02/13/53	1,580	1,765,849
GSCG Trust,
Series 2019-600C, Class F, 144A
4.118%(cc)	09/06/34	290	277,491
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	674,981
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 144A
2.835%	08/10/38	490	526,123
Series 2019-30HY, Class E, 144A
3.558%(cc)	07/10/39	345	336,697
Series 2019-55HY, Class F, 144A
3.041%(cc)	12/10/41	640	561,397
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	340,119
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5
3.775%	08/15/47	320	350,488
Series 2015-C33, Class D1, 144A
4.265%(cc)	12/15/48	170	133,373
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	75,433
Series 2019-COR05, Class C
3.750%	06/13/52	158	151,186
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	68,334
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	175	180,463
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.451%(c)	06/15/45	93	93,153
Series 2018-WPT, Class DFX, 144A
5.350%	07/05/33	60	59,690
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.312%(c)	07/15/36	390	366,052
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.152%(c)	07/15/36	140	$ 130,268
Series 2019-OSB, Class E, 144A
3.909%(cc)	06/05/39	224	190,495
Series 2020-MKST, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.402%(c)	12/15/36	283	252,232
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.952%(c)	05/15/36	1,808	1,788,303
LCCM Mortgage Trust,
Series 2014-909, Class C, 144A
4.028%(cc)	05/15/31	290	289,531
Series 2014-909, Class D, 144A
4.028%(cc)	05/15/31	530	526,233
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	03/25/37	179	170,052
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.351%(cc)	04/20/48	257	260,076
Series 2017-05, Class X, IO, 144A
1.146%(cc)	03/10/50	811	26,758
Manhattan West,
Series 2020-01MW, Class D, 144A
2.413%(cc)	09/10/39	145	140,958
MFT Trust,
Series 2020-ABC, Class C, 144A
3.477%(cc)	02/10/42	905	868,253
Series 2020-ABC, Class D, 144A
3.477%(cc)	02/10/42	650	597,516
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XF, IO, 144A
1.355%(cc)	12/15/47	1,070	47,130
Series 2015-C24, Class A4
3.732%	05/15/48	210	234,310
Series 2015-C25, Class B
4.676%(cc)	10/15/48	340	380,325
Series 2015-C26, Class A5
3.531%	10/15/48	264	293,299
Series 2015-C26, Class D, 144A
3.060%	10/15/48	170	136,578
Series 2015-C26, Class XD, IO, 144A
1.489%(cc)	10/15/48	1,180	70,413
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.215%(cc)	06/11/42	236	236,587
Series 2014-150E, Class D, 144A
4.438%(cc)	09/09/32	347	349,923
Series 2015-MS01, Class C
4.166%(cc)	05/15/48	230	213,248

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-CLS, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.102%(c)	11/15/34	50	$ 48,908
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.752%(c)	11/15/34	1,155	1,124,067
Series 2017-H01, Class C
4.281%(cc)	06/15/50	50	50,765
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	648,239
Series 2017-H01, Class XD, IO, 144A
2.356%(cc)	06/15/50	700	83,795
Series 2018-H03, Class A5
4.177%	07/15/51	27	32,034
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.900%)
1.302%(c)	07/15/35	160	154,828
Series 2019-H06, Class A4
3.417%	06/15/52	292	332,030
Series 2019-H06, Class XB, IO
0.871%(cc)	06/15/52	3,740	199,467
Series 2019-L02, Class A4
4.071%	03/15/52	252	297,059
Series 2019-L02, Class XA, IO
1.194%(cc)	03/15/52	5,123	370,122
Series 2019-NUGS, Class E, 144A, 1 Month LIBOR + 2.244% (Cap N/A, Floor 3.744%)
3.744%(c)	12/15/36	200	182,564
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.112%(c)	06/15/35	121	117,008
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	339,379
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.511%(cc)	05/10/39	7,700	184,596
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.218%(cc)	02/10/32	12,180	24,388
Series 2017-01MKT, Class XNCP, IO, 144A
—%(p)	02/10/32	2,436	2
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.122%(c)	04/14/36	196	192,424
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.572%(c)	04/14/36	150	146,664
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	257,676
Series 2016-06A, Class C, 144A
4.000%	08/24/40	1,140	1,133,903
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class XA, IO
1.636%(cc)	10/15/52	4,775	$ 497,981
Series 2019-C18, Class XA, IO
1.177%(cc)	12/15/52	5,030	357,786
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,865,453
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,429,498
US,
Series 2018-USDC, Class E, 144A
4.642%(cc)	05/13/38	190	157,507
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M2
4.458%(cc)	10/25/46	100	100,319
Series 2016-02, Class M3
5.498%(cc)	10/25/46	100	100,302
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	100,881
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	132	122,497
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	67	56,777
Series 2020-01, Class M1, 144A
2.800%(cc)	02/25/50	169	168,985
Series 2020-01, Class M2, 144A
2.980%(cc)	02/25/50	129	128,906
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A4
3.695%	11/15/48	110	123,013
Series 2015-NXS01, Class A5
3.148%	05/15/48	64	69,278
Series 2015-NXS04, Class A4
3.718%	12/15/48	110	123,220
Series 2015-P02, Class A4
3.809%	12/15/48	360	404,385
Series 2015-P02, Class D, 144A
3.241%	12/15/48	306	236,983
Series 2016-NXS05, Class D
5.135%(cc)	01/15/59	580	503,666
Series 2017-C39, Class D, 144A
4.495%(cc)	09/15/50	377	300,636
Series 2017-C41, Class B
4.188%(cc)	11/15/50	200	212,374
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50	1,966	1,384,006
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.001%(c)	12/13/31	287	275,591
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	165,191
Series 2018-BXI, Class E, 144A, 1 Month LIBOR + 2.157% (Cap N/A, Floor 2.157%)
2.309%(c)	12/15/36	129	126,611

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C50, Class XA, IO
1.587%(cc)	05/15/52	3,540	$ 327,401
Series 2019-C52, Class C
3.561%	08/15/52	260	244,539
Series 2020-SDAL, Class D, 144A, 1 Month LIBOR + 2.090% (Cap N/A, Floor 2.090%)
2.242%(c)	02/15/37	200	168,677
Series 2020-SDAL, Class E, 144A, 1 Month LIBOR + 2.740% (Cap N/A, Floor 2.740%)
2.892%(c)	02/15/37	180	149,522
WFRBS Commercial Mortgage Trust,
Series 2011-C04, Class D, 144A
5.390%(cc)	06/15/44	1,350	1,145,729
Series 2014-C21, Class A5
3.678%	08/15/47	345	377,227

Total Commercial Mortgage-Backed Securities (cost $133,231,557)			135,003,871
Convertible Bonds — 0.1%
Airlines — 0.0%
GOL Equity Finance SA (Brazil),
Gtd. Notes, 144A
3.750%	07/15/24	174	108,546
Electric — 0.0%
NRG Energy, Inc.,
Gtd. Notes
2.750%	06/01/48	479	497,788
Entertainment — 0.0%
Cinemark Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/25	300	297,210
Oil & Gas — 0.0%
SM Energy Co.,
Sr. Unsec’d. Notes
1.500%	07/01/21	603	557,596
Oil & Gas Services — 0.0%
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	385	208,072
Pipelines — 0.1%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 4.875% or PIK N/A
4.875%	05/28/21	2,688	2,692,995
Telecommunications — 0.0%
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	–(rr)	29	3,537

Total Convertible Bonds (cost $4,368,128)			4,365,744
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 39.0%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	233	$ 241,333
Gtd. Notes, 144A
3.750%	02/15/28(a)	1,964	1,959,763
4.000%	02/15/30(a)	920	921,592
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
4.625%	03/15/30	32	30,855
5.000%	08/15/27	439	428,973
			3,582,516
Aerospace & Defense — 1.3%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	176	176,338
3.800%	10/07/24	334	370,334
3.850%	12/15/25	1,647	1,855,894
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	1,500	1,686,410
Boeing Co. (The),
Sr. Unsec’d. Notes
3.650%	03/01/47	36	32,004
3.825%	03/01/59	19	16,825
4.508%	05/01/23	1,000	1,053,602
4.875%	05/01/25(a)	1,073	1,169,875
5.705%	05/01/40	3,290	3,823,391
5.805%	05/01/50	3,740	4,511,329
5.930%	05/01/60	625	771,891
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	3,040	2,918,166
5.400%	02/01/27	106	100,710
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	149	150,900
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30(a)	1,259	1,498,359
3.750%	05/15/28	325	381,154
4.250%	04/01/50	441	573,269
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	230	249,135
3.850%	12/15/26	1,650	1,896,060
4.400%	06/15/28	1,795	2,135,943
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	1,051	1,100,050
3.600%	03/01/35	1,307	1,570,886
3.800%	03/01/45	559	664,895
4.700%	05/15/46	282	382,534
6.150%	09/01/36	267	394,309

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		727	$ 790,845
3.250%	01/15/28		2,255	2,530,885
4.030%	10/15/47(a)		502	612,198
5.250%	05/01/50		201	286,971
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.150%	05/18/30	EUR	1,170	1,527,174
2.250%	07/01/30(a)		3,760	3,956,407
3.650%	08/16/23		70	75,639
3.950%	08/16/25		539	612,392
4.125%	11/16/28		1,327	1,569,998
4.150%	05/15/45		30	36,086
5.400%	05/01/35		296	402,792
Sr. Unsec’d. Notes, 144A
3.150%	12/15/24		410	444,803
4.200%	12/15/44		229	259,775
7.000%	11/01/28		1,310	1,786,482
7.200%	08/15/27		371	502,471
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		2,501	2,612,077
8.000%	12/15/25(a)		990	1,076,401
				48,567,659
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25		675	713,058
3.125%	06/15/31	EUR	950	1,273,247
4.000%	01/31/24		2,510	2,756,222
4.400%	02/14/26		1,575	1,814,421
4.800%	02/14/29		214	253,105
5.800%	02/14/39		1,601	2,041,367
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30		2,195	2,507,166
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31		4,475	4,441,892
2.789%	09/06/24		6,544	6,910,896
3.222%	08/15/24		1,367	1,460,679
4.540%	08/15/47(a)		859	916,425
5.282%	04/02/50		311	365,333
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25		450	451,408
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27		180	189,416
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39	EUR	1,265	1,469,205
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	409	$ 460,387
5.850%	08/15/45	838	1,016,038
			29,040,265
Airlines — 0.5%
Air Canada 2015-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
5.000%	06/15/25	207	171,578
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	342	325,006
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	4	3,280
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	1,065	1,114,026
Allegiant Travel Co.,
Sr. Sec’d. Notes, 144A
8.500%	02/05/24	600	600,000
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	168	161,434
American Airlines 2015-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25	945	680,130
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	162	155,310
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	599	413,666
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	306	287,718
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	702	655,763
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27	16	10,886
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	230	221,535
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.950%	08/15/26	208	146,756
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	259	164,925
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	796	750,626

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	837	$ 552,704
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25	1,765	1,758,688
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	2,460	2,552,153
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25(a)	268	188,454
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34	1,125	1,156,740
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,700	2,943,561
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	409	325,380
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	11	10,014
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	72	67,263
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	117	114,583
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	98	95,586
United Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	07/07/27	72	55,050
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	306	290,082
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	39	29,638
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	182	172,022
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	338	261,758
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	455	425,682
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	736	521,151
			17,383,148
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		472	$ 491,389
4.875%	05/15/26(a)		646	688,879
5.375%	05/15/25(a)		640	677,652
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27		1,864	2,066,968
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26		38	35,815
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		180	189,787
				4,150,490
Auto Manufacturers — 1.6%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		2,130	2,164,240
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23		7,490	7,320,597
3.200%	01/15/21(a)		430	429,741
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		469	510,790
5.000%	04/01/35		4,285	4,643,038
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	11/07/24		1,369	1,439,449
4.000%	01/15/25		666	711,655
Sr. Unsec’d. Notes
0.850%	02/26/26	EUR	1,950	2,168,495
2.750%	06/20/25(a)		1,990	2,038,507
5.100%	01/17/24		1,786	1,951,163
5.200%	03/20/23		3,255	3,530,888
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		2,163	2,221,546
2.650%	02/10/25(a)		2,505	2,578,561
3.000%	02/10/27		1,800	1,863,704
3.950%	02/01/22		350	363,028
Sr. Unsec’d. Notes, 144A, MTN
3.000%	10/30/20		5,345	5,353,597
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22		1,140	1,181,182
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,475	1,494,913
3.522%	09/17/25(a)		4,035	4,073,039
4.810%	09/17/30		1,669	1,673,718
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24		2,255	2,397,757

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.800%	02/13/25(a)		3,055	$ 3,191,529
2.150%	02/13/30(a)		582	612,835
3.375%	04/01/30		605	698,556
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		1,745	1,910,078
3.750%	05/13/30		2,335	2,631,643
				59,154,249
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)		208	205,818
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		2,330	2,523,188
				2,729,006
Banks — 7.3%
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)		378	378,746
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	22,800
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		255	266,243
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		200	196,543
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		1,640	1,729,636
3.875%	09/20/22		2,785	2,937,825
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		334	371,058
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.306%	06/27/29(a)		1,200	1,306,019
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		380	389,741
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25		357	357,219
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.800%	10/18/20		5,777	5,786,419
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		4,205	4,572,144
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	–(rr)	730	$ 786,000
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	234	247,560
2.738%(ff)	01/23/22	180	181,267
3.366%(ff)	01/23/26	341	372,612
3.419%(ff)	12/20/28	1,253	1,395,352
5.700%	01/24/22	282	301,307
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21	3,095	3,132,207
3.593%(ff)	07/21/28	2,028	2,272,535
Sr. Unsec’d. Notes, MTN
2.456%(ff)	10/22/25	2,087	2,201,006
2.676%(ff)	06/19/41	2,290	2,331,533
2.884%(ff)	10/22/30	180	193,484
3.194%(ff)	07/23/30	1,816	2,006,397
3.499%(ff)	05/17/22	3,026	3,082,652
3.559%(ff)	04/23/27	6,945	7,755,522
3.705%(ff)	04/24/28	1,573	1,775,925
3.824%(ff)	01/20/28	3,492	3,954,218
3.970%(ff)	03/05/29	1,596	1,830,718
4.271%(ff)	07/23/29	1,692	1,984,970
Sub. Notes, MTN
4.200%	08/26/24	391	435,192
4.450%	03/03/26	910	1,045,097
Sub. Notes, Series L, MTN
3.950%	04/21/25	920	1,021,863
Bank of East Asia Ltd. (The) (Hong Kong),
Sub. Notes, EMTN
4.000%(ff)	05/29/30	250	258,460
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, 3 Month LIBOR + 3.420%
3.647%(c)	–(rr)	125	123,054
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)	1,415	1,455,766
Sr. Unsec’d. Notes, MTN
3.400%	01/29/28	211	243,884
3.442%(ff)	02/07/28	1,056	1,210,070
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	1,067	1,064,539
3.200%	08/10/21	1,280	1,309,327
4.375%	01/12/26	558	626,371
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	310	362,096
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
1.875%	09/18/25	1,195	1,166,913
Sub. Notes, 144A
6.750%	09/30/22	323	348,123
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,450	1,495,119
2.819%(ff)	11/19/25	5,433	5,730,103

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31(a)	1,120	$ 1,199,935
3.500%	03/01/23	1,505	1,598,287
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29	1,147	1,232,569
China Construction Bank Corp. (China),
Sub. Notes
2.450%(ff)	06/24/30	350	351,978
4.250%(ff)	02/27/29	200	213,498
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.850%	02/25/30	200	207,375
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	658	688,931
2.876%(ff)	07/24/23	5	5,190
2.976%(ff)	11/05/30	1,802	1,943,145
3.200%	10/21/26	3,332	3,673,946
3.520%(ff)	10/27/28	194	215,580
3.668%(ff)	07/24/28	650	729,524
3.887%(ff)	01/10/28	1,034	1,169,805
4.075%(ff)	04/23/29	3,398	3,908,956
4.412%(ff)	03/31/31(a)	4,820	5,774,496
Sub. Notes
4.400%	06/10/25	622	699,838
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
3.250%	04/30/30	470	518,255
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21	1,280	1,303,975
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	604	668,106
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	252	262,503
4.194%(ff)	04/01/31	875	1,010,540
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	438	444,665
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes
5.375%	01/12/24	254	285,938
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23(a)	426	426,311
1.621%(ff)	09/11/26	439	435,312
5.000%	01/12/22	531	557,654
5.375%	01/12/24	1,705	1,919,386
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21	340	343,044
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	1,650	1,805,751
4.650%	09/13/28	301	354,208
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.150%	12/02/22(a)	5,340	$ 5,529,379
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.450%(c)	05/15/26	321	323,696
Sr. Unsec’d. Notes
3.500%	01/23/25	3,256	3,564,580
3.500%	04/01/25	1,253	1,381,255
3.691%(ff)	06/05/28	2,850	3,194,881
3.750%	05/22/25	621	690,194
3.750%	02/25/26	658	740,210
3.850%	01/26/27	587	659,600
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24(a)	2,070	2,279,785
Sub. Notes
6.750%	10/01/37	2,405	3,480,225
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A
4.375%	02/04/30	567	547,585
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.357%(ff)	08/18/31	311	308,024
4.292%(ff)	09/12/26	1,254	1,398,653
4.583%(ff)	06/19/29	1,732	1,994,475
4.950%	03/31/30(a)	390	469,972
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24	3,005	3,199,719
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	237	271,820
4.100%	10/02/23	1,396	1,533,817
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	1,599	1,875,401
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.900%	01/24/23	617	623,304
3.250%	01/24/25	617	628,364
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.005%(ff)	03/13/26	2,946	3,060,446
2.182%(ff)	06/01/28	1,798	1,876,832
2.739%(ff)	10/15/30	3,505	3,768,223
2.950%	10/01/26	372	408,947
3.109%(ff)	04/22/51(a)	1,807	1,924,858
3.220%(ff)	03/01/25(a)	1,820	1,957,353
3.509%(ff)	01/23/29	264	297,178
3.540%(ff)	05/01/28	4,123	4,625,476
3.559%(ff)	04/23/24	404	432,812
3.782%(ff)	02/01/28	1,394	1,578,043
3.900%	07/15/25(a)	2,725	3,080,932
3.960%(ff)	01/29/27	1,840	2,096,485
4.005%(ff)	04/23/29	1,877	2,174,161
4.350%	08/15/21	3,275	3,390,766
4.452%(ff)	12/05/29	983	1,182,110

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.493%(ff)	03/24/31	192	$ 234,147
4.500%	01/24/22	3,425	3,610,562
4.625%	05/10/21	1,115	1,144,305
Sub. Notes
2.956%(ff)	05/13/31	1,815	1,943,057
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31	250	245,573
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.100%	04/30/28	207	242,863
4.150%	10/29/25	253	291,191
Kookmin Bank (South Korea),
Jr. Sub. Notes, EMTN
4.350%(ff)	–(rr)	300	313,532
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.100%	07/06/21	990	1,010,610
3.750%	01/11/27	876	972,538
Sub. Notes
4.344%	01/09/48(a)	4,055	4,751,422
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.412%	07/17/25	968	980,863
2.193%	02/25/25	1,979	2,072,252
2.665%	07/25/22	995	1,032,149
2.998%	02/22/22	140	144,636
3.455%	03/02/23	1,391	1,480,870
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31	555	549,958
2.201%(ff)	07/10/31	354	357,879
2.273%	09/13/21	533	542,524
2.555%(ff)	09/13/25	2,437	2,560,537
2.839%(ff)	07/16/25	201	213,426
3.663%	02/28/27(a)	248	276,785
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	543	613,610
7.250%	04/01/32	343	518,538
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	773	825,205
3.700%	10/23/24	5,804	6,432,944
3.772%(ff)	01/24/29	670	764,241
3.875%	01/27/26	344	391,041
4.000%	07/23/25	2,721	3,074,888
4.431%(ff)	01/23/30	874	1,042,776
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	1,908	1,996,648
2.720%(ff)	07/22/25	419	445,200
3.591%(ff)	07/22/28	1,729	1,939,895
3.622%(ff)	04/01/31	1,411	1,618,004
6.250%	08/09/26	1,942	2,464,014
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,950	2,150,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29(a)	381	$ 434,564
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	200	196,954
2.875%	08/05/21	1,393	1,420,449
Sub. Notes, 144A
5.625%	09/15/45	1,935	2,386,656
Shinhan Financial Group Co. Ltd. (South Korea),
Sub. Notes, EMTN
3.340%(ff)	02/05/30	300	314,502
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	5,485	5,661,431
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26(a)	4,645	4,809,983
3.885%(ff)	03/15/24	354	372,901
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.847%(c)	–(rr)	550	544,980
Jr. Sub. Notes, Series H
5.625%(ff)	–(a)(rr)	2,410	2,477,393
Sr. Unsec’d. Notes
2.400%	01/24/30	260	283,602
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25	2,965	3,015,917
2.448%	09/27/24	476	502,860
2.696%	07/16/24(a)	6,338	6,742,045
3.040%	07/16/29	2,515	2,734,248
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	3,565	3,814,665
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	–(a)(rr)	1,520	1,624,333
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	287	286,923
2.859%(ff)	08/15/23	2,420	2,513,420
4.125%	09/24/25	1,923	2,191,287
4.125%	04/15/26	713	823,962
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09(d)	980	3,018
2.608%	11/06/09(d)	770	2,372
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	04/22/26	395	429,610
3.000%	10/23/26	1,611	1,758,478
3.068%(ff)	04/30/41	2,224	2,312,499
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	757	790,009
2.572%(ff)	02/11/31	288	301,243
2.879%(ff)	10/30/30	607	649,246

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.000%	02/19/25(a)	577	$ 622,604
3.550%	09/29/25(a)	1,326	1,475,951
3.750%	01/24/24	1,251	1,360,496
			274,621,850
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	2,560	3,136,563
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	23	27,235
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30(a)	3,012	3,435,270
4.350%	06/01/40(a)	3,145	3,654,938
4.600%	06/01/60	2,490	2,997,219
4.750%	01/23/29	3,766	4,580,852
4.900%	01/23/31	168	210,515
5.450%	01/23/39	3,440	4,442,275
8.200%	01/15/39	4	6,459
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38	1,055	1,292,427
5.300%	05/15/48(a)	2,375	3,007,329
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	197	205,020
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40(a)	751	788,581
2.750%	06/01/60(a)	725	733,546
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
1.850%	09/01/32	295	295,575
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30(a)	950	1,021,939
3.750%	05/01/50(a)	340	378,092
Embotelladora Andina SA (Chile),
Sr. Unsec’d. Notes, 144A
3.950%	01/21/50	294	311,807
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	4,077	4,306,348
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30(a)	719	805,323
Molson Coors Beverage Co.,
Gtd. Notes
5.000%	05/01/42	285	321,731
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.375%	07/29/49	336	387,103
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
3.875%	03/19/60	2,025	$ 2,560,799
			38,906,946
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	325	344,270
4.400%	05/01/45	1,394	1,724,483
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	3,370	3,443,579
3.150%	05/01/50(a)	1,115	1,095,494
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.200%	10/01/27	168	168,597
4.600%	09/01/35	271	348,159
4.750%	03/01/46	441	571,227
4.800%	04/01/44	407	523,813
			8,219,622
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23(a)	1,927	1,981,881
2.242%	02/15/25	3,126	3,260,252
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30	391	392,987
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	183	226,843
5.125%	09/14/45	7	9,213
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	224	239,130
5.750%	09/15/26	20	20,816
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30	255	288,267
3.950%	08/15/29	49	55,457
4.200%	12/01/24	1,605	1,771,455
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	62	64,404
5.000%	02/15/27	179	186,271
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	210	218,564
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	173	178,808
			8,894,348

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.8%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25(a)	620	$ 642,608
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41	4,610	4,875,075
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
8.500%(ff)	01/23/81	217	218,573
Gtd. Notes, 144A
8.500%(ff)	01/23/81	867	873,283
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25(a)	581	676,254
5.250%	11/15/41	2	2,443
9.000%	04/01/21	700	725,147
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	1,321	1,518,846
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.500%	12/01/28	123	144,668
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.300%	01/30/31	490	479,414
4.800%	03/24/30	245	311,501
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	375	443,986
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25	340	366,934
5.875%	05/18/30	200	233,430
Gtd. Notes, EMTN
5.000%	05/18/25	400	431,687
5.875%	05/18/30	200	233,430
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22	4,180	4,438,970
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24	3,745	4,063,793
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	4,340	5,048,449
SABIC Capital II BV (Saudi Arabia),
Gtd. Notes, 144A
4.000%	10/10/23	334	359,193
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30(a)	911	950,308
4.000%	12/15/42	120	132,216
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50(a)	2,925	3,202,930
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Valvoline, Inc.,
Gtd. Notes
4.375%	08/15/25	1,135	$ 1,167,177
Gtd. Notes, 144A
4.250%	02/15/30(a)	505	514,932
			32,055,247
Coal — 0.0%
Yankuang Group Cayman Ltd. (China),
Gtd. Notes
4.750%	11/30/20	200	200,564
Commercial Services — 0.7%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	235	240,883
5.125%	10/01/24	672	687,197
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24	671	704,455
Claremont Mckenna College,
Unsec’d. Notes
3.378%	01/01/50	139	157,961
Conservation Fund A Nonprofit Corp. (The),
Sr. Unsec’d. Notes
3.474%	12/15/29	152	164,226
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.908%	05/31/23	274	289,516
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	620	664,340
3.100%	05/15/30(a)	872	950,290
3.300%	12/15/22	995	1,042,630
7.000%	07/01/37	395	524,582
Ford Foundation (The),
Unsec’d. Notes
2.415%	06/01/50	30	30,966
George Washington University (The),
Unsec’d. Notes
4.126%	09/15/48	338	414,410
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	910	1,224,297
Unsec’d. Notes, Series B
4.315%	04/01/49	850	1,067,430
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	625	681,964
4.450%	06/01/28	312	365,993
4.800%	04/01/26	411	480,352
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	380	392,673
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
5.000%	06/15/28	101	105,345

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Moody’s Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	20	$ 22,633
4.875%	02/15/24	275	309,947
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	150	152,414
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	439	454,549
3.250%	06/01/50	2,885	3,186,304
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	1,139	1,245,552
3.500%	03/16/23(a)	1,395	1,483,390
4.000%	03/18/29(a)	1,018	1,196,989
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	50	48,729
7.375%	09/01/25(a)	860	867,571
9.250%	04/15/25	265	291,576
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	1,285	1,392,901
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	260	265,834
4.875%	01/15/28(a)	582	611,611
5.250%	01/15/30	47	51,328
5.500%	05/15/27	362	385,443
5.875%	09/15/26	362	381,459
Sec’d. Notes
3.875%	11/15/27(a)	599	618,893
University of Southern California,
Unsec’d. Notes
3.028%	10/01/39	2,011	2,168,262
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116	367	464,671
			25,789,566
Computers — 0.9%
Apple, Inc.,
Sr. Unsec’d. Notes
2.050%	09/11/26(a)	2,980	3,185,236
2.200%	09/11/29(a)	3,450	3,710,305
2.550%	08/20/60	988	979,886
3.750%	11/13/47	108	132,424
3.850%	05/04/43	1,091	1,358,773
4.250%	02/09/47	252	334,389
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	686	773,575
6.020%	06/15/26	45	52,924
8.100%	07/15/36	751	984,951
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
DXC Technology Co.,
Sr. Unsec’d. Notes
4.000%	04/15/23	3,155	$ 3,324,161
4.125%	04/15/25(a)	625	670,727
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%	10/15/22	390	416,720
4.450%	10/02/23	2,630	2,890,627
4.650%	10/01/24(a)	1,799	2,029,983
6.200%	10/15/35	3,015	3,768,485
HP, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/41	100	122,183
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.700%	05/15/27	1,280	1,320,244
1.950%	05/15/30(a)	3,534	3,644,542
2.850%	05/15/40	931	983,880
3.300%	05/15/26	691	778,403
3.450%	02/19/26	100	113,215
4.150%	05/15/39	207	254,279
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30	1,519	1,777,302
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28(a)	310	315,506
Seagate HDD Cayman,
Gtd. Notes, 144A
4.091%	06/01/29	372	402,230
4.125%	01/15/31(a)	415	448,783
			34,773,733
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	193	200,223
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	254	257,557
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	640	666,994
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	275	289,132
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25(a)	301	300,270
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)	336	345,927
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)	1,360	1,396,133
			3,456,236

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 1.0%
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	3,930	$ 3,993,932
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.050%	06/05/23	4,915	5,105,714
Alpha Holding SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
9.000%	02/10/25	418	319,012
American Express Co.,
Sr. Unsec’d. Notes
2.500%	07/30/24(a)	4,059	4,313,369
3.700%	08/03/23	530	574,736
4.200%	11/06/25	335	387,984
ASG Finance Designated Activity Co. (Cyprus),
Gtd. Notes, 144A
7.875%	12/03/24	694	494,929
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.000%	09/11/29	300	306,274
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.600%	05/11/23	547	572,021
3.500%	06/15/23	305	326,099
3.900%	01/29/24	288	313,815
4.750%	07/15/21	224	231,564
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	245	273,977
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	199,191
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(ff)	–(rr)	300	303,572
Discover Financial Services,
Sr. Unsec’d. Notes
4.100%	02/09/27	66	73,265
4.500%	01/30/26	569	648,566
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,263	1,330,694
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	1,087	1,083,543
3.750%	09/21/28	423	490,073
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29	200	198,265
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/29	1,319	1,489,550
3.350%	03/26/30	1,395	1,633,522
3.850%	03/26/50(a)	830	1,055,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mirae Asset Daewoo Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
2.625%	07/30/25	200	$ 203,155
Mongolian Mortgage Corp. Hfc LLC (Mongolia),
Gtd. Notes
9.750%	01/29/22	200	194,000
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
9.125%	07/15/26	759	815,403
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27(a)	2,205	2,069,629
5.875%	03/25/21	175	176,845
5.875%	10/25/24	410	407,916
6.500%	06/15/22	284	289,774
6.625%	07/26/21	210	213,219
6.750%	06/25/25	161	163,109
6.750%	06/15/26	384	380,780
7.250%	09/25/23	166	171,396
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	1,360	1,370,470
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.679%	07/16/30	318	327,411
3.103%	01/16/30	303	321,443
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22	15	15,546
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	303,651
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28(a)	351	369,731
5.750%	05/01/25	358	368,529
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	384	381,081
3.875%	03/01/31(a)	1,405	1,392,762
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23	200	184,184
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	90	97,763
4.375%	03/19/24	299	323,949
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40(a)	611	659,258
4.150%	12/14/35	636	823,969
			37,744,249
Electric — 2.8%
Acwa Power Management And Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39	3,585	4,083,476

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30	200	$ 195,629
Sr. Sec’d. Notes, 144A
3.949%	02/12/30	224	219,104
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26	200	207,235
4.250%	05/21/36	199	198,175
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	505	582,302
Sr. Unsec’d. Notes, Series H
3.450%	01/15/50	539	586,760
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49	495	531,623
3.800%	06/15/49	565	666,928
4.000%	12/01/46	82	98,510
4.250%	09/15/48	112	140,678
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	350	412,106
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	715	761,120
3.950%	07/15/30	365	403,346
Sr. Unsec’d. Notes
5.125%	09/01/27(a)	590	628,222
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	467	532,477
3.550%	12/01/23	135	147,577
3.750%	03/01/45	477	554,688
4.150%	08/15/44	40	48,643
6.000%	03/01/39	24	34,830
Sr. Unsec’d. Notes, Series A
4.300%	07/15/48(a)	368	469,146
Ameren Illinois Co.,
First Mortgage
3.250%	03/15/50	437	493,770
3.800%	05/15/28(a)	608	708,588
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	12	12,261
3.200%	09/15/49	260	279,564
3.500%	08/15/46	535	605,352
3.750%	08/15/47	405	476,179
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50(a)	430	539,254
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	2,244	2,299,945
5.250%	06/01/26	1,144	1,189,267
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	2,860	2,914,462
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.550%	08/01/42	350	$ 399,463
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25	248	247,069
China Huadian Overseas Development 2018 Ltd. (China),
Gtd. Notes
3.375%(ff)	–(rr)	250	255,280
China Huaneng Group Hong Kong Treasury Management Holding Ltd. (China),
Gtd. Notes
3.000%	12/10/29	355	378,403
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	4,161	4,553,134
Commonwealth Edison Co.,
First Mortgage, Series 122
2.950%	08/15/27	200	222,947
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	200	235,617
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	330	361,217
3.500%	08/01/51	288	337,363
3.750%	02/15/50	946	1,147,628
4.050%	05/15/48	220	274,243
Dayton Power & Light Co. (The),
First Mortgage
3.950%	06/15/49	668	713,454
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,700	1,915,370
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25	690	722,516
DTE Electric Co.,
First Mortgage
2.950%	03/01/50	227	239,620
General Ref. Mortgage, Series A
4.050%	05/15/48(a)	735	923,554
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29	180	195,381
2.450%	02/01/30(a)	1,261	1,366,291
3.200%	08/15/49	808	894,522
3.700%	12/01/47	385	457,670
3.950%	11/15/28	357	428,288
3.950%	03/15/48	2	2,489
First Ref. Mortgage
3.750%	06/01/45	238	281,212
3.875%	03/15/46	117	141,979
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30(a)	1,791	1,822,889

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
2.500%	12/01/29	1,693	$ 1,838,334
3.400%	10/01/46	66	74,274
3.800%	07/15/28	750	880,095
4.200%	07/15/48	153	194,650
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29	1,834	2,131,189
Duke Energy Progress LLC,
First Mortgage
2.500%	08/15/50	225	218,392
3.450%	03/15/29	1,378	1,592,602
4.100%	05/15/42	115	139,761
4.100%	03/15/43	305	370,016
4.150%	12/01/44	192	237,637
4.200%	08/15/45	172	213,103
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22	149	151,180
3.125%	11/15/22	3	3,091
3.550%	11/15/24	179	188,783
4.950%	04/15/25	150	164,112
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29	221	221,023
4.375%	02/15/31	200	201,054
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	835	911,378
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24	1,395	1,507,031
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	1,345	1,455,896
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48	820	1,049,440
First Mortgage
5.400%	11/01/24	250	295,150
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	755	883,118
5.100%	06/15/45	40	51,809
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	186	189,156
2.650%	03/01/30	695	704,932
3.400%	03/01/50(a)	564	547,476
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	210	230,131
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	2,130	2,369,750
4.550%	04/01/49	376	441,079
5.450%	07/15/44	510	656,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	2,837	$ 3,192,597
3.700%	12/01/47	145	176,094
3.800%	12/15/42	150	180,646
3.950%	03/01/48	695	877,246
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23	461	256,422
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	766	798,839
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39	188	216,756
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	110	123,235
3.650%	04/15/29	2,709	3,218,618
4.250%	07/15/49	418	542,054
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	2	2,256
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	250	254,278
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43(a)	3,040	3,112,856
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	495	531,316
3.400%	08/15/42	325	368,636
3.600%	05/15/46	130	154,384
3.600%	09/15/47	10	11,872
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	294	317,394
6.625%	01/15/27	437	462,206
7.250%	05/15/26	1,034	1,099,795
Gtd. Notes, 144A
5.250%	06/15/29	264	288,119
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27	144	161,332
3.250%	05/15/29	130	148,734
3.950%	04/01/30	170	206,570
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	418	511,586
Sr. Unsec’d. Notes, Series G
6.600%	02/15/33	585	820,311
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30(a)	605	663,851

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49	259	$ 284,050
3.700%	11/15/28(a)	830	976,765
3.800%	09/30/47	354	431,437
3.800%	06/01/49	19	23,316
5.300%	06/01/42	68	95,738
5.750%	03/15/29	60	79,067
Sr. Sec’d. Notes, 144A
5.350%	10/01/52	117	176,836
Orazul Energy Egenor SCA (Peru),
Gtd. Notes, 144A
5.625%	04/28/27	318	328,513
PacifiCorp,
First Mortgage
2.950%	06/01/23	10	10,594
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	870	903,584
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,133	1,098,232
5.250%	07/01/30	300	290,129
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	915	983,286
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	90	81,649
3.000%	05/15/25	47	51,353
3.200%	05/15/29	145	165,936
3.650%	09/01/28	1,010	1,182,944
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30(a)	671	676,349
First Mortgage, Series A
4.200%	03/01/29	369	424,866
First Mortgage, Series E
3.700%	08/01/25(a)	1,589	1,766,928
First Ref. Mortgage
1.845%	02/01/22	248	249,199
4.000%	04/01/47	205	219,882
First Ref. Mortgage, Series A
2.900%	03/01/21	190	192,003
First Ref. Mortgage, Series C
3.600%	02/01/45	10	10,194
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	386	253,000
Gtd. Notes, 144A
10.500%	01/15/26	308	233,749
Sr. Sec’d. Notes, 144A
7.250%	05/15/27	509	506,210
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48	201	252,864
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
4.450%	06/15/49		309	$ 399,604
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		2,295	2,541,714
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25		1,620	1,759,093
4.625%	07/26/23		360	388,166
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		826	1,007,863
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29(a)		475	532,043
6.000%	05/15/37		281	405,254
Sr. Unsec’d. Notes, Series C
2.750%	03/15/23		940	984,524
4.000%	11/15/46		326	403,435
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		389	408,612
5.500%	09/01/26		446	466,046
5.625%	02/15/27		464	489,677
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,393	1,483,717
4.300%	07/15/29		1,613	1,758,191
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30(a)		625	717,199
				104,043,162
Electrical Components & Equipment — 0.0%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/25		1,415	1,458,838
Electronics — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.100%	06/04/30		237	242,705
3.050%	09/22/26		1,342	1,478,438
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.750%	03/10/32	EUR	850	1,004,524
Jabil, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/31		1,205	1,227,995
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27		1,490	1,506,290
2.950%	09/15/29(a)		591	648,877
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,370	1,362,794
				7,471,623

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Energy-Alternate Sources — 0.0%
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24		300	$ 310,040
Engineering & Construction — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.500%	03/20/21	EUR	200	232,797
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.125%	10/31/26		200	201,420
Leader Goal International Ltd. (China),
Gtd. Notes, EMTN
4.250%(ff)	–(rr)		200	204,174
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		2,223	1,811,076
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27(d)		706	287,270
Sr. Sec’d. Notes, 144A
10.000%	03/01/27(d)		687	279,701
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28		217	219,173
Zhengzhou Real Estate Group Co. Ltd. (China),
Sr. Unsec’d. Notes
3.950%	10/09/22		200	202,920
				3,438,531
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		1,605	1,673,856
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		504	533,956
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)		519	501,517
Sr. Sec’d. Notes, 144A
5.750%	07/01/25		300	309,093
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)		341	323,613
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27(a)		339	336,637
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		659	675,525
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		189	191,777
5.500%	04/01/27		404	420,277
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		432	434,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
SeaWorld Parks & Entertainment, Inc.,
Sec’d. Notes, 144A
9.500%	08/01/25	185	$ 191,271
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	451	476,858
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	724	701,828
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	545	576,833
			7,347,753
Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27	237	248,080
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30(a)	370	391,296
2.900%	07/01/26	506	558,697
3.950%	05/15/28	1,477	1,741,344
Waste Management, Inc.,
Gtd. Notes
3.900%	03/01/35	86	104,018
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	157	158,705
			3,202,140
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	176	177,956
Gtd. Notes, 144A
5.000%	02/01/28(a)	408	410,809
			588,765
Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	661	683,140
Gtd. Notes, 144A
3.250%	03/15/26	2,850	2,829,024
3.500%	02/15/23	275	278,324
4.625%	01/15/27	84	85,922
4.875%	02/15/30	62	64,833
5.875%	02/15/28	290	309,646
7.500%	03/15/26	428	470,969
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26	373	386,359
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	09/21/50	1,265	1,256,199

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Campbell Soup Co.,
Sr. Unsec’d. Notes
8.875%	05/01/21	390	$ 407,278
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	201	195,178
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	300	309,412
6.750%	02/15/28	337	367,252
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	525	582,902
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	78	85,017
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.875%	05/15/27	1,975	2,099,227
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24	293	305,371
4.875%	11/01/26	295	307,689
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30	500	543,808
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27(a)	579	601,640
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	2,510	2,581,739
5.500%	12/15/29	242	259,690
5.625%	01/15/28(a)	304	322,075
5.750%	03/01/27	417	438,242
Simmons Foods, Inc.,
Sec’d. Notes, 144A
5.750%	11/01/24	161	161,575
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	305	306,604
			16,239,115
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29	210	223,192
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	489	631,424
7.750%	11/15/29	220	327,569
8.875%	05/15/31	65	104,727
Sr. Unsec’d. Notes, 144A
1.750%	09/30/25	694	723,250
2.100%	04/30/27	94	98,604
2.300%	04/30/30	182	192,659
3.734%	07/15/23	726	782,113
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		157	$ 192,107
6.000%	11/15/41		279	380,864
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)		475	475,918
				4,132,427
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		314	355,175
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		545	600,822
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		1,090	1,094,084
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		178	221,026
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		196	212,612
3.640%	11/01/46		92	103,259
				2,586,978
Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		217	225,481
Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		122	127,530
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29		450	522,920
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	530	614,977
1.800%	09/18/49	EUR	500	591,666
Medtronic Global Holdings SCA,
Gtd. Notes
1.500%	07/02/39	EUR	420	516,060
1.750%	07/02/49	EUR	500	617,547
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30		2,025	2,063,781
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27		177	186,523
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30		293	361,542

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,000	$ 1,183,678
				6,786,224
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		2	2,279
4.500%	05/15/42		361	426,177
4.750%	03/15/44		117	144,747
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45		870	1,164,519
Anthem, Inc.,
Sr. Unsec’d. Notes
3.650%	12/01/27		620	705,370
4.101%	03/01/28		301	350,276
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30(a)		2,030	2,102,698
4.250%	12/15/27		877	917,417
4.625%	12/15/29		218	234,966
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25		259	269,228
5.375%	06/01/26		1,462	1,542,732
5.375%	08/15/26		265	281,037
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28		32	33,510
5.500%	04/01/26		186	196,026
CHRISTUS Health,
Sr. Sec’d. Notes, Series C
4.341%	07/01/28		425	498,233
Cottage Health Obligated Group,
Sec’d. Notes
3.304%	11/01/49		13	14,216
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		3,080	3,151,114
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		153	153,882
4.750%	02/01/30		154	156,297
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		161	176,259
5.375%	09/01/26		62	68,480
5.625%	09/01/28		94	107,591
5.875%	02/15/26		94	105,258
5.875%	02/01/29		62	72,596
Sr. Sec’d. Notes
4.125%	06/15/29		260	293,894
4.750%	05/01/23		106	115,613
5.000%	03/15/24		2,891	3,239,117
5.250%	04/15/25		797	919,162
5.250%	06/15/26		802	934,632
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29	553	$ 610,876
4.500%	04/01/25	10	11,491
4.875%	04/01/30	209	261,074
McLaren Health Care Corp.,
Sec’d. Notes
4.386%	05/15/48	254	312,799
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22	252	263,559
Ochsner Clinic Foundation,
Sec’d. Notes
5.897%	05/15/45	197	253,225
Partners Healthcare System, Inc.,
Unsec’d. Notes
3.342%	07/01/60(a)	3,820	4,208,353
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes
4.787%	11/15/48	82	106,601
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	1,505	1,624,922
RWJ Barnabas Health, Inc.,
Unsec’d. Notes
3.477%	07/01/49	207	213,426
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	1,628	1,693,330
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28	310	346,657
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	917	925,292
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,019	1,051,065
Sr. Sec’d. Notes
4.625%	07/15/24	529	530,784
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	1,404	1,412,765
4.625%	06/15/28	59	59,529
4.875%	01/01/26	727	736,248
5.125%	11/01/27	94	96,651
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	335	351,505
2.950%	10/15/27	912	1,018,420
3.500%	08/15/39	1,277	1,467,165
3.850%	06/15/28	523	615,432
4.200%	01/15/47(a)	791	1,000,950
4.625%	11/15/41	342	446,929
5.800%	03/15/36	109	156,853
6.500%	06/15/37	35	54,464
			38,207,691

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.750%	10/03/26	2,365	$ 2,545,293
Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	858	865,370
6.750%	08/01/25	176	180,085
9.875%	04/01/27	586	646,156
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	793	852,701
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	911	919,433
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	1,130	1,207,252
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24	1,549	1,641,408
KB Home,
Gtd. Notes
7.625%	05/15/23	303	333,942
Lennar Corp.,
Gtd. Notes
2.950%	11/29/20	3	3,000
4.125%	01/15/22	136	138,953
4.500%	04/30/24	199	213,926
4.750%	04/01/21	218	220,244
4.750%	11/15/22	205	214,400
4.750%	05/30/25	41	44,834
4.750%	11/29/27	56	63,943
5.250%	06/01/26	10	11,247
5.875%	11/15/24	692	772,139
8.375%	01/15/21	61	62,098
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26	176	184,146
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	714	732,404
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	474	479,015
5.250%	12/15/27	386	397,547
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30(a)	2,595	2,799,516
PulteGroup, Inc.,
Gtd. Notes
4.250%	03/01/21	28	28,266
5.000%	01/15/27	72	81,514
5.500%	03/01/26	44	50,191
6.000%	02/15/35	9	11,126
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	41	$ 45,312
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23(a)	843	882,942
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27	392	419,372
5.700%	06/15/28	39	42,605
			14,545,087
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	402	417,022
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.750%	02/26/29(a)	2,140	2,596,704
			3,013,726
Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
3.100%	10/01/27	105	117,775
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
2.431%	07/01/31	644	655,665
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	357	368,655
			1,142,095
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25(a)	565	609,215
Insurance — 0.5%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	–(rr)	42	56,679
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23	298	297,966
Aon Corp.,
Gtd. Notes
2.800%	05/15/30(a)	423	457,963
3.750%	05/02/29(a)	966	1,115,580
4.500%	12/15/28	1,630	1,972,866
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27	4,565	4,682,457
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)	2,515	2,932,703

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
China Reinsurance Finance Corp. Ltd. (China),
Sr. Unsec’d. Notes
3.375%	03/09/22		200	$ 203,381
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		175	206,684
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(ff)	–(rr)		200	199,964
KDB Life Insurance Co. Ltd. (South Korea),
Sub. Notes
7.500%(ff)	–(rr)		200	191,824
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		1,240	1,367,357
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	485	599,720
1.979%	03/21/30	EUR	307	407,460
2.250%	11/15/30(a)		1,125	1,179,157
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		1,646	1,810,747
OneAmerica Financial Partners, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50		470	476,785
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		289	299,094
Trinity Acquisition PLC,
Gtd. Notes
4.400%	03/15/26		241	277,458
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29(a)		785	847,819
3.600%	05/15/24		225	245,816
				19,829,480
Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24		875	959,836
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		963	1,198,920
4.250%	08/22/57		3,220	4,376,922
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.075%	04/07/25		800	847,738
4.375%	05/14/24		565	620,879
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
1.800%	03/03/27	EUR	710	878,959
4.100%	04/13/25		1,504	1,694,006
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/24/27	115	$ 129,045
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28	394	395,300
Gtd. Notes, 144A
3.600%	12/15/23(a)	1,435	1,465,497
4.625%	08/01/27(a)	705	739,555
6.250%	05/01/25	1,383	1,522,868
7.000%	05/01/25	690	743,795
Gtd. Notes, Series WI
3.250%	02/15/30	675	647,667
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	100	112,327
6.375%	05/15/29	50	61,709
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	62	70,663
5.375%	11/15/29	56	65,937
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	3,690	4,201,802
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	1,640	1,764,238
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60(a)	2,540	2,589,921
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50	275	277,565
3.975%	04/11/29	200	227,240
			25,592,389
Investment Companies — 0.1%
CCTI 2017 Ltd. (China),
Gtd. Notes
3.625%	08/08/22	300	304,680
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.250%	11/13/24	300	308,974
3.625%	09/30/30	200	202,653
3.875%	11/13/29	200	206,437
4.500%	05/29/29	200	215,481
Gtd. Notes, GMTN
4.250%(ff)	–(rr)	200	199,789
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.000%	11/19/25	200	222,001
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27(a)	1,300	1,356,309
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	390	408,555
2.875%	11/07/29(a)	261	279,789

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies (cont’d.)
Rongshi International Finance Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/21/29	300	$ 336,052
			4,040,720
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	178	207,542
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	690	722,363
2.800%	12/15/24	405	427,813
3.450%	04/15/30(a)	415	456,509
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	1,990	2,046,192
			3,860,419
Leisure Time — 0.0%
Sunny Express Enterprises Corp. (China),
Gtd. Notes
3.125%	04/23/30	200	210,957
Lodging — 0.2%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	370	310,593
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	195	201,812
6.375%	04/01/26	208	216,262
Gtd. Notes, 144A
8.625%	06/01/25	186	203,871
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	62	63,899
5.125%	05/01/26	434	445,131
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	312	314,857
4.875%	04/01/27	213	219,058
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.375%	04/23/25	452	489,200
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30	235	251,687
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32(a)	3,630	3,593,346
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25(a)	436	455,984
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	275	280,853
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		25	$ 25,000
5.500%	04/15/27		53	55,308
5.750%	06/15/25		54	56,593
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.375%	06/18/30		250	262,673
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		167	164,197
Studio City Finance Ltd. (Macau),
Gtd. Notes
7.250%	02/11/24		200	206,859
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	07/31/26		132	139,226
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26		179	182,023
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27		344	322,761
5.500%	03/01/25		686	658,161
				9,119,354
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24		1,005	1,067,334
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25(a)		395	392,059
				1,459,393
Machinery-Diversified — 0.3%
Clark Equipment Co. (South Korea),
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		550	571,351
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23(a)		1,135	1,155,425
4.375%	11/06/20(a)		1,700	1,705,544
4.375%	04/05/22(a)		2,195	2,300,183
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50		895	1,113,893
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		1,045	1,116,684
John Deere Cash Management SA,
Gtd. Notes
1.850%	04/02/28	EUR	100	131,181
Gtd. Notes, EMTN
2.200%	04/02/32	EUR	270	374,878

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30(a)	756	$ 811,751
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27(a)	608	631,885
			9,912,775
Media — 1.5%
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	276	285,381
5.000%	04/01/24(a)	347	354,744
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	3,955	4,087,330
4.750%	03/01/30	453	479,569
5.000%	02/01/28	1,140	1,197,821
5.125%	05/01/27	820	862,719
5.375%	06/01/29	393	425,797
5.500%	05/01/26	380	395,806
5.750%	02/15/26(a)	1,304	1,355,647
5.875%	05/01/27	203	213,032
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.901%(c)	02/01/24	33	33,767
Sr. Sec’d. Notes
5.125%	07/01/49	262	303,560
5.375%	05/01/47	698	827,619
5.750%	04/01/48	153	189,916
6.484%	10/23/45	3,135	4,194,566
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	449	430,571
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,987	2,040,328
2.650%	02/01/30(a)	3,910	4,243,856
2.650%	08/15/62(a)	421	398,477
3.400%	04/01/30	2,142	2,468,597
3.750%	04/01/40	1,248	1,465,463
3.969%	11/01/47	639	764,732
4.000%	08/15/47(a)	846	1,016,509
4.600%	08/15/45	589	757,640
4.700%	10/15/48	230	305,181
4.750%	03/01/44	195	256,375
6.400%	05/15/38	371	563,953
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,310	2,489,469
3.250%	12/15/22	300	315,898
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30	613	651,287
7.500%	04/01/28	201	221,798
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		190	$ 134,448
Discovery Communications LLC,
Gtd. Notes
1.900%	03/19/27	EUR	460	563,683
5.200%	09/20/47(a)		140	167,126
Gtd. Notes, 144A
4.000%	09/15/55		1,228	1,242,034
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)		290	299,994
7.000%	05/15/27(a)		252	273,178
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26		299	311,460
Sr. Sec’d. Notes, 144A
4.750%	01/15/28		41	38,715
5.250%	08/15/27		333	325,702
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)		399	332,652
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	–(rr)		2,642	2,647,633
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41		610	904,183
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27(a)		359	376,552
Sr. Unsec’d. Notes, 144A
4.750%	11/01/28		295	300,900
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24(a)		802	830,050
5.000%	08/01/27		535	558,535
5.375%	07/15/26(a)		292	304,177
5.500%	07/01/29		450	483,826
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		194	261,947
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28		587	574,645
5.000%	09/15/29		68	67,078
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		869	872,338
4.500%	09/15/42		500	541,794
5.500%	09/01/41		603	732,017
6.550%	05/01/37		470	624,233
6.750%	06/15/39		2,020	2,759,643
TWDC Enterprises 18 Corp.,
Gtd. Notes, GMTN
3.150%	09/17/25		402	446,454

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,155	$ 1,320,049
4.375%	03/15/43	504	535,529
4.900%	08/15/44	225	256,078
6.875%	04/30/36(a)	371	507,172
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	854	962,881
5.400%	10/01/43	480	657,950
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27(a)	554	578,729
			55,390,793
Metal Fabricate/Hardware — 0.0%
HTA Group Ltd. (Congo (Democratic Republic)),
Gtd. Notes, 144A
7.000%	12/18/25	265	277,811
Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30(a)	1,129	1,123,969
3.950%	09/10/50(a)	670	682,077
5.625%	04/01/30	1,215	1,488,517
AngloGold Ashanti Holdings PLC (Tanzania),
Gtd. Notes
3.750%	10/01/30	200	204,091
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22	300	305,403
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	38	40,551
4.750%	05/15/22	261	267,143
5.125%	03/15/23	179	187,074
5.125%	05/15/24	43	45,887
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30(a)	1,675	1,761,185
5.000%	09/01/27	38	39,721
5.250%	09/01/29	38	40,719
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	3,062	3,014,253
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30	5,420	5,264,958
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.150%	09/12/29(a)	551	597,094
4.750%	08/06/50	200	206,085
Minera Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	01/26/50	296	321,943
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	347	$ 358,605
2.800%	10/01/29(a)	160	173,084
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	258	309,710
Vedanta Resources Finance II PLC (India),
Gtd. Notes
8.000%	04/23/23	200	157,633
			16,589,702
Miscellaneous Manufacturing — 0.4%
3M Co.,
Sr. Unsec’d. Notes, MTN
3.375%	03/01/29	320	367,989
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40	2,805	2,847,135
4.350%	05/01/50	480	488,432
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37	459	547,030
6.875%	01/10/39	192	245,133
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	1,236	1,440,483
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	915	927,609
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.700%	06/14/24	314	335,899
3.250%	06/14/29(a)	517	579,006
Pearl Holding III Ltd. (China),
Sr. Sec’d. Notes
9.500%	12/11/22	200	44,061
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	299	299,120
3.000%	06/01/30(a)	4,695	4,937,538
3.650%	03/15/27	465	507,540
3.875%	03/01/25	120	131,949
3.900%	09/17/29	1,059	1,186,211
			14,885,135
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA (Panama),
Sr. Unsec’d. Notes, 144A
2.375%	09/14/25	265	268,456
Oil & Gas — 1.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	601,984
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	683	754,150
3.410%	02/11/26	21	23,431

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.790%	02/06/24		787	$ 862,741
3.796%	09/21/25		179	202,479
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.814%	02/10/24		1,344	1,476,581
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		483	309
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(d)		113	4,275
6.125%	02/15/21(d)		1,467	56,756
6.625%	08/15/20(d)		100	3,642
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50(a)		745	796,587
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)		425	399,521
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		250	238,121
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22		2,445	2,554,264
Concho Resources, Inc.,
Gtd. Notes
2.400%	02/15/31		460	440,561
3.750%	10/01/27(a)		918	991,265
4.300%	08/15/28		820	904,609
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		272	256,711
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29		1,951	1,878,646
4.750%	05/31/25		1,370	1,476,701
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		2,785	2,930,861
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26(a)		1,718	1,890,436
6.875%	04/29/30		239	285,813
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		280	278,494
5.750%	01/30/28		57	57,403
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26(a)		152	174,252
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.408%	06/26/39	EUR	1,150	1,330,813
3.452%	04/15/51		745	818,069
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	1,114	$ 647,526
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23	337	347,388
6.125%	06/30/25	1,735	1,792,078
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	386	423,863
4.750%	09/15/44	229	237,909
5.850%	12/15/45	225	257,139
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	65	54,395
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21(d)	267	60,801
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21(a)	3,205	3,166,661
5.875%	09/01/25(a)	580	532,864
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21	66	59,186
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22	43	38,886
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26	8	805
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29	200	214,433
Pan American Energy LLC (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	05/07/21	902	872,428
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	561	577,811
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.175%	01/21/50	400	402,138
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)	326	342,246
6.750%	06/03/50	120	129,213
Petroleos Mexicanos (Mexico),
Gtd. Notes, 3 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.900%(c)	03/11/22	255	251,506
Gtd. Notes
4.250%	01/15/25	342	319,814
4.500%	01/23/26	730	648,257
5.500%	01/21/21	75	75,699
6.950%	01/28/60	1,261	965,234

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30	267	$ 298,579
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	236	197,683
5.125%	10/06/24	323	285,658
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	95	69,004
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	441,929
5.000%	03/15/23(a)	1,603	1,523,051
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29	200	219,722
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49	1,595	1,913,229
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29	2,346	2,480,023
3.875%	11/13/28	329	384,144
4.375%	05/11/45	724	884,913
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
2.150%	05/13/25	265	273,837
SM Energy Co.,
Sec’d. Notes, 144A
10.000%	01/15/25(a)	2,721	2,596,665
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	175	223,671
6.800%	05/15/38	510	664,836
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	189	190,421
5.500%	02/15/26	154	154,231
6.000%	04/15/27	117	120,983
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes
11.000%	04/03/22	875	825,360
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	6,005	6,735,699
Gtd. Notes, EMTN
3.750%	06/18/50	275	262,355
Total Capital International SA (France),
Gtd. Notes
3.700%	01/15/24	303	332,707
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24(a)	1,565	1,008,408
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26	1,701	$ 1,821,064
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30(a)	2,895	2,851,309
5.875%	06/15/28	64	66,850
8.250%	08/01/23	50	56,375
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/47	173	107,656
			61,098,117
Oil & Gas Services — 0.0%
Hilong Holding Ltd. (China),
Gtd. Notes
8.250%	09/26/22	200	99,883
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
2.368%(s)	–(rr)	37	104
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	570	456,378
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	1,266	1,161,577
			1,717,942
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	47	52,425
5.250%	07/01/25	62	70,172
CCL Industries, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.050%	06/01/30	1,375	1,465,886
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
7.000%	04/03/49	1,955	2,222,322
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23	225	236,737
6.625%	05/13/27(a)	1,145	1,240,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	19	19,342
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33(a)	505	549,000
			5,856,364
Pharmaceuticals — 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	1,037	1,259,066

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.700%	05/14/45		1,216	$ 1,488,237
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22		586	606,209
2.600%	11/21/24		4,542	4,813,877
3.800%	03/15/25		969	1,073,096
4.550%	03/15/35		494	602,724
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		1,695	1,721,313
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30		1,805	1,765,893
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		512	562,489
9.250%	04/01/26		440	483,885
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)		1,685	1,637,530
5.250%	01/30/30(a)		1,690	1,661,289
7.000%	01/15/28		212	224,814
7.250%	05/30/29		218	235,036
9.000%	12/15/25		446	486,057
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)		503	515,930
5.750%	08/15/27		149	158,597
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28		1,063	1,246,340
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		705	729,259
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.000%	08/15/45		580	810,622
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		419	470,172
4.375%	10/15/28		2,449	2,903,729
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		1,759	1,936,266
3.700%	03/09/23		1,094	1,172,031
3.750%	04/01/30(a)		1,772	2,024,850
4.100%	03/25/25		401	452,920
4.300%	03/25/28		1,355	1,588,158
5.050%	03/25/48		3,090	3,931,082
5.125%	07/20/45		1,325	1,671,878
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21		28	28,735
5.272%	08/28/23(a)		269	288,549
5.900%	08/28/28		59	68,151
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	500	637,451
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28		968	$ 1,150,629
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50		320	314,926
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30(a)		325	329,592
3.400%	03/07/29		1,073	1,248,913
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30		664	737,548
3.450%	03/15/29(a)		487	569,827
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		1,136	1,205,010
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.000%	07/09/40	EUR	1,175	1,464,824
2.050%	03/31/30		982	998,570
5.000%	11/26/28		377	467,966
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26		1,222	1,078,239
7.125%	01/31/25(a)		1,795	1,885,930
Upjohn, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50		590	626,798
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		735	1,086,455
				52,421,462
Pipelines — 1.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		200	245,000
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		103	112,098
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26		38	35,443
4.150%	07/01/23		263	259,500
4.350%	10/15/24		350	344,433
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		157	149,918
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		900	1,015,746
3.402%	01/15/38		1,044	1,138,977
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,539	1,711,081
5.875%	03/31/25		1,828	2,082,568

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	94	$ 96,357
5.625%	10/01/26(a)	214	222,592
Sr. Sec’d. Notes
5.250%	10/01/25	312	319,053
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	290	297,920
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	49	48,273
5.375%	07/15/25	52	53,683
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	1,750	1,757,520
3.600%	02/01/23	320	329,491
4.050%	03/15/25(a)	865	908,662
4.250%	03/15/23	415	431,924
4.500%	04/15/24	350	370,248
4.750%	01/15/26	214	228,024
4.900%	02/01/24	10	10,713
6.050%	06/01/41(a)	5,060	5,056,370
6.500%	02/01/42	742	776,000
Gtd. Notes, Series 5Y
4.200%	09/15/23	1,077	1,134,827
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	610	647,894
5.000%	10/01/22	2,765	2,917,049
5.875%	03/01/22	1,255	1,312,210
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	559	603,626
4.850%	03/15/44	469	529,466
5.100%	02/15/45	549	636,701
Gtd. Notes, Series H
6.650%	10/15/34	255	338,114
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	1,135	1,202,237
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	544	546,723
2.600%	10/15/25	1,004	1,007,275
3.450%	10/15/27	150	153,363
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	6,145	6,770,262
5.000%	08/15/42	258	284,818
6.375%	03/01/41	66	81,350
Gtd. Notes, MTN
6.950%	01/15/38	498	649,723
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	243	287,353
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
5.625%	11/15/23	335	$ 377,788
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	1,164	1,135,547
4.875%	12/01/24(a)	1,357	1,519,934
5.200%	03/01/47	136	146,427
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	710	736,655
4.875%	08/15/27(a)	1,040	1,128,820
7.768%	12/15/37	36	45,804
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,610	1,781,644
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	255	264,777
ONEOK, Inc.,
Gtd. Notes
5.850%	01/15/26(a)	940	1,082,335
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)	525	509,665
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25(a)	1,155	1,164,111
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	980	1,063,519
5.625%	04/15/23	996	1,090,833
5.750%	05/15/24	6,017	6,809,852
5.875%	06/30/26	1,108	1,309,595
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23	193	197,617
4.250%	04/01/24	1,260	1,326,086
5.950%	12/01/25	335	384,035
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	47	45,851
5.125%	02/01/25	204	204,101
5.375%	02/01/27	180	180,383
5.875%	04/15/26(a)	298	305,813
6.500%	07/15/27	285	298,019
6.875%	01/15/29(a)	288	308,754
Gtd. Notes, 144A
5.500%	03/01/30	62	61,657
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	887	964,664
4.150%	01/15/48	324	346,637
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.850%	03/15/36	231	302,157

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	990	$ 1,104,045
4.600%	03/15/48(a)	361	418,036
7.850%	02/01/26	509	659,070
Sr. Unsec’d. Notes, 144A
3.950%	05/15/50	375	391,122
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	2,680	3,036,155
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.116%(c)	01/13/23	589	547,516
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,555	3,859,990
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	179	236,075
			72,449,674
Real Estate — 0.2%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25	200	198,070
Central China Real Estate Ltd. (China),
Sr. Sec’d. Notes
7.250%	07/16/24	200	195,013
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24	200	185,451
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24	250	248,448
China Evergrande Group (China),
Sr. Sec’d. Notes
12.000%	01/22/24	250	220,400
China Resources Land Ltd. (China),
Sub. Notes, EMTN
3.750%(ff)	–(rr)	200	204,035
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25	250	250,854
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
5.400%	05/27/25	200	215,475
6.150%	09/17/25	200	220,627
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24	200	167,334
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24	200	201,104
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22	200	192,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	705	$ 703,834
Franshion Brilliant Ltd. (China),
Gtd. Notes
4.250%	07/23/29	200	203,946
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	507	505,225
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25(a)	463	471,116
Jingrui Holdings Ltd. (China),
Sr. Sec’d. Notes
9.450%	04/23/21	200	195,199
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
9.375%	06/30/24	200	187,782
11.950%	10/22/22	200	206,713
Logan Group Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23	200	204,050
New Metro Global Ltd. (China),
Gtd. Notes
6.500%	04/23/21	200	201,133
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29	200	202,785
Powerlong Real Estate Holdings Ltd. (China),
Sr. Sec’d. Notes
7.125%	11/08/22	200	206,308
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	68	70,488
Redsun Properties Group Ltd. (China),
Gtd. Notes
10.500%	10/03/22	200	206,026
RKPF Overseas 2019 A Ltd. (China),
Gtd. Notes
6.000%	09/04/25	200	197,859
Ronshine China Holdings Ltd. (China),
Sr. Sec’d. Notes
8.950%	01/22/23	200	204,127
Scenery Journey Ltd. (China),
Gtd. Notes
12.000%	10/24/23	250	219,876
Seazen Group Ltd. (China),
Sr. Sec’d. Notes
7.500%	01/22/21	200	201,042
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.600%	07/13/30	250	264,404
Shui On Development Holding Ltd. (China),
Gtd. Notes
6.150%	08/24/24	200	199,320

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29	200	$ 202,882
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.000%	07/09/25	200	194,000
Theta Capital Pte Ltd. (Indonesia),
Gtd. Notes
8.125%	01/22/25	200	175,450
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22	200	199,911
Vanke Real Estate Hong Kong Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.150%	05/12/25	200	208,637
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22	200	193,638
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.800%	02/27/24	200	211,081
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24	300	312,020
Zhenro Properties Group Ltd. (China),
Gtd. Notes
7.350%	02/05/25	200	193,986
			9,242,094
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30	179	176,469
2.400%	03/15/25	1,455	1,540,054
2.900%	01/15/30	275	297,043
3.375%	05/15/24	390	422,358
3.800%	08/15/29	544	622,677
3.950%	03/15/29	479	552,114
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	350	370,248
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	410	438,941
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	328	352,720
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	902	913,557
2.250%	01/15/31	155	156,799
3.100%	11/15/29	2,314	2,506,421
3.300%	07/01/30	100	109,518
3.800%	02/15/28	201	227,573
4.150%	07/01/50	175	200,387
4.300%	02/15/29	35	40,873
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.450%	02/15/26		288	$ 330,305
5.200%	02/15/49		163	214,615
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	580	672,398
1.500%	03/15/30	EUR	1,050	1,286,815
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		1,554	1,541,284
1.250%	07/15/25		450	454,276
1.550%	03/15/28		363	363,469
2.625%	11/18/24		218	231,541
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		380	383,517
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31(a)		338	351,782
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)		2,265	2,277,198
iStar, Inc.,
Sr. Unsec’d. Notes
4.250%	08/01/25(a)		4,000	3,737,301
4.750%	10/01/24		310	299,894
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		192	195,017
5.625%	05/01/24		665	705,393
5.750%	02/01/27(a)		543	584,528
Gtd. Notes, 144A
4.625%	06/15/25		91	92,839
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		56	58,184
5.000%	10/15/27		497	518,966
5.250%	08/01/26		32	32,869
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28		65	65,207
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49	EUR	840	1,008,171
Realty Income Corp.,
Sr. Unsec’d. Notes
3.000%	01/15/27		107	116,424
3.250%	01/15/31		1,180	1,300,782
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)		261	240,617
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25		169	179,841

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes
4.350%	10/01/24	209	$ 188,892
4.500%	06/15/23(a)	890	872,593
5.000%	08/15/22	517	513,605
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	3,464	3,433,985
3.750%	02/15/27	47	46,232
4.125%	08/15/30	685	674,248
4.250%	12/01/26	1,942	1,951,766
4.625%	12/01/29	62	63,354
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	1,045	1,074,017
			34,989,677
Retail — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25	865	886,931
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	47	47,830
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	1,269	1,418,130
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.500%	03/01/28	295	296,117
4.750%	03/01/30	295	296,059
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25(a)	382	374,896
CK Hutchison International 20 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.500%	05/08/30	1,695	1,780,407
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50	60	71,365
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26	4,350	4,499,872
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23	2,270	2,373,220
4.375%	01/27/25	1,225	1,319,151
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	490	408,687
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	850	833,820
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29(a)	2,188	2,472,203
3.350%	04/15/50	355	408,928
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
IRB Holding Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	195	$ 208,189
Ken Garff Automotive LLC,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	745	732,696
L Brands, Inc.,
Gtd. Notes, 144A
6.625%	10/01/30	84	85,716
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/31	1,525	1,525,000
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/25	1,245	1,414,512
4.375%	09/15/45	185	226,757
4.550%	04/05/49	447	572,930
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25	145	149,883
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/01/30(a)	440	457,234
4.200%	04/01/50	150	182,824
4.450%	09/01/48	317	394,720
4.875%	12/09/45	1,066	1,379,765
Starbucks Corp.,
Sr. Unsec’d. Notes
2.250%	03/12/30	225	233,265
2.550%	11/15/30	1,472	1,559,349
3.350%	03/12/50	1,250	1,285,920
3.500%	11/15/50	3,590	3,809,381
Target Corp.,
Sr. Unsec’d. Notes
2.650%	09/15/30(a)	1,315	1,469,267
			33,175,024
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	2,800	2,906,304
Semiconductors — 1.2%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.900%	12/15/25	196	224,064
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50(a)	688	721,347
5.100%	10/01/35	58	80,201
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	31	32,199
3.875%	01/15/27	1,253	1,387,669
Broadcom, Inc.,
Gtd. Notes
2.250%	11/15/23(a)	335	348,191

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.150%	11/15/25	3,315	$ 3,575,007
4.110%	09/15/28	1,101	1,230,560
4.150%	11/15/30(a)	630	707,257
4.250%	04/15/26	2,610	2,940,122
4.700%	04/15/25	5,769	6,551,448
4.750%	04/15/29	490	569,327
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	184	218,584
4.100%	05/19/46(a)	102	127,379
4.750%	03/25/50(a)	610	837,284
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50	1,407	1,472,431
4.100%	03/15/29(a)	908	1,088,008
Lam Research Corp.,
Sr. Unsec’d. Notes
2.875%	06/15/50(a)	415	429,861
3.750%	03/15/26	1,226	1,406,241
4.875%	03/15/49	439	618,338
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	1,690	1,819,762
Sr. Sec’d. Notes, 144A
2.670%	09/01/23	1,615	1,670,575
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	2,255	2,342,750
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30(a)	1,059	1,192,858
3.200%	09/16/26	558	629,540
3.500%	04/01/50(a)	731	852,265
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.550%	12/01/28	418	516,899
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30	1,511	1,653,034
3.875%	06/18/26	182	203,904
4.300%	06/18/29(a)	426	491,656
Qorvo, Inc.,
Gtd. Notes, 144A
3.375%	04/01/31	2,430	2,473,424
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45(a)	653	876,848
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	214	220,491
2.250%	09/04/29(a)	905	970,604
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	3,305	3,476,006
			43,956,134
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
3.844%	05/01/25(a)		650	$ 713,902
4.200%	05/01/30		1,772	2,032,815
				2,746,717
Software — 0.8%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30(a)		484	473,045
2.500%	09/15/50		3,975	3,675,521
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27		1,348	1,527,760
Fidelity National Information Services, Inc.,
Gtd. Notes
2.950%	05/21/39	EUR	600	853,816
Sr. Unsec’d. Notes
1.000%	12/03/28	EUR	1,050	1,262,317
3.000%	08/15/26		370	410,417
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.625%	07/01/30	EUR	995	1,246,696
2.650%	06/01/30(a)		386	415,237
3.200%	07/01/26		458	508,787
3.500%	07/01/29		1,951	2,221,496
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)		1,106	1,153,721
3.450%	08/08/36		256	309,933
3.700%	08/08/46		390	490,921
3.750%	02/12/45		230	289,058
4.200%	11/03/35		396	520,381
MSCI, Inc.,
Gtd. Notes, 144A
3.875%	02/15/31(a)		3,800	3,957,056
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24		55	59,731
3.600%	04/01/40(a)		3,357	3,824,883
3.600%	04/01/50		2,660	2,971,612
3.800%	11/15/37		524	613,380
3.850%	07/15/36		831	978,107
4.125%	05/15/45(a)		2,980	3,570,218
4.500%	07/08/44		299	374,352
5.375%	07/15/40		152	212,361
				31,920,806
Telecommunications — 2.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26(a)		1,689	1,771,407
8.125%	02/01/27(a)		465	506,572
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30(a)		3,196	3,456,286

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32(a)		977	$ 978,958
2.600%	05/19/38	EUR	1,250	1,636,817
2.750%	06/01/31(a)		604	635,501
3.150%	09/04/36	EUR	190	264,125
3.800%	02/15/27		5	5,636
4.250%	03/01/27		456	527,893
4.300%	12/15/42		207	233,074
4.350%	03/01/29		170	199,691
4.350%	06/15/45		47	52,804
4.500%	05/15/35		337	397,818
4.500%	03/09/48		1,761	2,003,071
4.800%	06/15/44		643	766,126
Sr. Unsec’d. Notes, 144A
(1.937)%	11/27/22(s)		4,000	3,939,445
3.500%	09/15/53		2,444	2,361,889
3.550%	09/15/55		3,804	3,652,178
3.650%	09/15/59		1,422	1,385,803
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		333	346,878
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.350%	05/20/24		200	216,036
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		1,935	2,044,575
Comunicaciones Celulares SA Via Comcel Trust (Guatemala),
Sr. Unsec’d. Notes
6.875%	02/06/24		207	210,880
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		527	529,048
Corning, Inc.,
Sr. Unsec’d. Notes
3.700%	11/15/23		135	145,401
4.375%	11/15/57		310	374,668
5.450%	11/15/79		2,990	3,903,329
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27		584	653,757
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25		178	62,375
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		67	51,703
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		85	77,737
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		168	169,023
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		200	126,242
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26		205	$ 226,454
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
2.500%	07/23/30		400	386,248
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
6.875%	11/26/24		501	521,075
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		274	283,635
5.375%	01/15/24(a)		417	420,829
Gtd. Notes, 144A
3.625%	01/15/29(a)		756	746,954
4.250%	07/01/28		1,022	1,036,487
4.625%	09/15/27		62	63,679
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/26		1,185	1,272,535
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29		1,404	1,656,358
5.500%	09/01/44		855	990,872
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
3.250%	02/21/23		2,140	2,239,263
3.875%	01/31/28(a)		900	1,032,225
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		500	587,412
7.625%	03/01/26		657	793,917
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		532	538,021
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21		4,884	4,972,237
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31		205	211,868
3.500%	04/15/25		2,933	3,217,730
3.750%	04/15/27		2,396	2,681,940
3.875%	04/15/30		5,028	5,737,173
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30(a)		864	861,639
1.850%	05/18/40	EUR	480	604,889
2.625%	08/15/26		3,887	4,246,865
2.875%	01/15/38	EUR	600	871,321
3.875%	02/08/29(a)		1,713	2,027,404
4.016%	12/03/29(a)		455	545,047
4.329%	09/21/28(a)		543	658,986
4.400%	11/01/34		2,167	2,704,756
4.500%	08/10/33		1,040	1,314,133

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.812%	03/15/39		201	$ 265,490
4.862%	08/21/46		380	517,079
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	02/19/43		659	765,741
5.250%	05/30/48		1,043	1,344,096
				80,031,104
Textiles — 0.1%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30(a)		3,345	3,657,132
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22		200	36,579
				3,693,711
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
2.600%	11/19/22		1,463	1,508,972
3.550%	11/19/26(a)		1,165	1,237,676
3.900%	11/19/29		410	431,267
				3,177,915
Transportation — 0.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.550%	02/15/50		915	1,071,682
4.400%	03/15/42		678	852,048
5.050%	03/01/41		153	206,216
5.750%	05/01/40		135	194,180
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/29		893	1,074,520
4.250%	11/01/66		67	82,814
4.300%	03/01/48		1,048	1,304,446
4.500%	08/01/54		368	477,018
6.150%	05/01/37		15	21,340
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50(a)		950	926,767
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.650%	05/07/30		200	220,859
FedEx Corp.,
Gtd. Notes
1.300%	08/05/31	EUR	840	1,011,302
3.875%	08/01/42		304	333,364
4.200%	10/17/28		30	35,535
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		935	968,580
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.550%	11/01/29		38	41,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
2.900%	06/15/26	488	$ 538,895
3.400%	11/01/49	545	602,416
3.650%	08/01/25	395	446,533
3.850%	01/15/24	12	13,146
4.050%	08/15/52	212	259,643
4.450%	06/15/45	206	261,698
Pacific National Finance Pty Ltd. (Australia),
Gtd. Notes, EMTN
4.750%	03/22/28	200	210,400
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24(a)	2,070	2,177,544
4.625%	06/01/25(a)	2,065	2,373,023
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26	697	764,130
3.250%	08/15/25	505	560,495
3.600%	09/15/37(a)	849	979,203
3.839%	03/20/60	490	566,030
3.950%	08/15/59	320	382,886
4.100%	09/15/67	203	240,427
4.150%	01/15/45	7	8,490
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29	1,247	1,437,802
4.450%	04/01/30(a)	1,234	1,543,713
5.200%	04/01/40	553	762,940
6.200%	01/15/38	482	723,226
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	155	158,366
6.750%	08/15/24	367	388,466
			24,221,472
Trucking & Leasing — 0.1%
CMB International Leasing Management Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.750%	08/12/30	200	196,258
GATX Corp.,
Sr. Unsec’d. Notes
4.000%	06/30/30(a)	815	939,481
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	590	614,067
2.700%	11/01/24	240	254,599
3.950%	03/10/25	315	350,215
4.000%	07/15/25(a)	675	759,645
4.250%	01/17/23	445	478,404
			3,592,669
Water — 0.0%
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
2.704%	04/15/30	1,315	1,405,552

Total Corporate Bonds (cost $1,417,019,779)			1,477,204,000

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 1.4%
Arizona — 0.0%
Arizona Health Facilities Authority,
Revenue Bonds, Series B
1.008%(cc)	01/01/37	360	$ 329,797
California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50	1,375	2,472,924
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	820	1,261,693
California Pollution Control Financing Authority,
Revenue Bonds
5.000%	11/21/45	260	266,404
California State University,
Taxable, Revenue Bonds, Series B
2.975%	11/01/51	745	778,391
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.605%	10/01/40	300	492,840
Contra Costa Community College District,
General Obligation Unlimited, BABs
6.504%	08/01/34	165	243,296
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	560	953,299
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	395	551,313
Sacramento County Sanitation Districts Financing Authority,
Revenue Bonds, Series B, 3 Month LIBOR + 0.530%
0.695%(c)	12/01/35	1,380	1,191,658
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A
3.176%	08/01/26	320	357,034
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	495	812,800
7.350%	11/01/39	180	300,848
General Obligation Unlimited, Taxable
4.600%	04/01/38	2,115	2,510,949
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	1,075	1,781,759
7.550%	04/01/39	305	531,075
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	15	21,847
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	152	213,607
			14,741,737
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority,
Revenue Bonds, Series L
5.000%	07/01/45	560	630,123
State of Connecticut,
General Obligation Unlimited, Taxable, Series A
3.310%	01/15/26	155	173,175
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Connecticut (cont’d.)
General Obligation Unlimited, Taxable, Series D, BABs
5.090%	10/01/30	955	$ 1,184,936
			1,988,234
Florida — 0.1%
County of Broward FL Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.914%	10/01/32	210	212,866
County of Miami-Dade FL Aviation Revenue,
Revenue Bonds, Series A
5.000%	10/01/38	435	491,955
Taxable, Revenue Bonds
4.062%	10/01/31	280	309,607
Taxable, Revenue Bonds, Series D
3.354%	10/01/29	115	121,589
3.454%	10/01/30	205	216,913
Taxable, Revenue Bonds, Series E
2.529%	10/01/30	875	873,040
Sumter Landing Community Development District,
Taxable, Revenue Bonds
4.172%	10/01/47	240	266,880
			2,492,850
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.637%	04/01/57	359	535,650
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	173	262,332
			797,982
Hawaii — 0.0%
State of Hawaii,
General Obligation Unlimited, Taxable, Series F
1.695%	08/01/32	50	49,744
Idaho — 0.0%
Idaho Health Facilities Authority,
Revenue Bonds
5.000%	12/01/47	200	238,482
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	1,195	1,199,744
Indiana — 0.0%
Indiana Housing & Community Development Authority,
Revenue Bonds, Series A
3.800%	07/01/38	80	87,087
Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Limited, BABs
5.456%	12/01/39	55	78,050
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	45	49,528

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Massachusetts (cont’d.)
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/47	290	$ 337,392
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	185	198,155
Revenue Bonds, Series B
4.500%	12/01/39	155	164,019
4.600%	12/01/44	160	173,107
Massachusetts School Building Authority,
Taxable, Revenue Bonds, Series B
2.966%	10/15/32	635	687,261
			1,687,512
Michigan — 0.0%
Michigan Finance Authority,
Revenue Bonds
5.000%	11/15/28	200	245,950
5.000%	11/15/41	190	223,368
Royal Oak Hospital Finance Authority,
Revenue Bonds
5.000%	09/01/39	260	291,044
			760,362
Mississippi — 0.0%
State of Mississippi,
General Obligation Unlimited, Taxable, Series A
1.632%	11/01/31	15	15,347
1.732%	11/01/32	55	56,356
			71,703
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds, BABs
5.754%	12/15/28	265	301,721
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	205	345,437
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, Series R
3.270%	05/01/43	480	517,896
Taxable, Revenue Bonds, Series S
2.681%	05/01/46	450	422,843
			1,587,897
New York — 0.3%
City of New York,
General Obligation Unlimited, Taxable, Series A
2.900%	08/01/32	445	479,986
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	290	372,931
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series B3
3.900%	08/01/31	830	949,097
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Taxable, Revenue Bonds, Series C3
3.350%	11/01/30	990	$ 1,101,375
Taxable, Revenue Bonds, Series C4
3.550%	05/01/25	685	765,604
Taxable, Revenue Bonds, Series F2
3.050%	05/01/27	975	1,079,851
New York City Water & Sewer System,
Revenue Bonds, BABs
5.750%	06/15/41	100	154,276
Revenue Bonds, BABs
5.440%	06/15/43	285	440,527
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	110	176,465
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series A
2.985%	07/01/40	70	72,937
Taxable, Revenue Bonds, Series B
2.626%	07/01/28	160	169,845
Taxable, Revenue Bonds, Series F
3.190%	02/15/43	275	298,221
Taxable, Revenue Bonds, Series H, BABs
5.389%	03/15/40	125	175,163
New York State Urban Development Corp.,
Taxable, Revenue Bonds
3.320%	03/15/29	750	838,943
Taxable, Revenue Bonds, Series B
2.350%	03/15/27	540	572,848
3.900%	03/15/33	1,235	1,414,952
New York Transportation Development Corp.,
Revenue Bonds
5.000%	07/01/46	190	203,091
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	710	909,631
Taxable, Revenue Bonds
4.960%	08/01/46	655	882,088
5.647%	11/01/40	190	271,217
State of New York,
General Obligation Unlimited, Taxable, Series B
2.800%	02/15/32	765	832,978
			12,162,026
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	240	400,010
8.084%	02/15/50	350	640,000
JobsOhio Beverage System,
Taxable, Revenue Bonds
3.985%	01/01/29	780	894,855
			1,934,865
Oregon — 0.0%
Oregon School Boards Association,
General Obligation Limited, Taxable, Series B
5.550%	06/30/28	65	79,695

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Oregon (cont’d.)
5.680%	06/30/28	1,030	$ 1,289,035
			1,368,730
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	130	154,591
Taxable, Revenue Bonds, Series A
3.864%	06/01/38	215	249,178
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/48	450	537,453
			941,222
South Carolina — 0.0%
Lexington County Health Services District, Inc.,
Revenue Bonds
5.000%	11/01/41	180	207,799
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	631	663,005
Spartanburg County School District No. 7,
General Obligation Unlimited, Series B
5.000%	03/01/48	100	124,703
			995,507
Tennessee — 0.0%
Tennessee Housing Development Agency,
Revenue Bonds
3.750%	07/01/38	5	5,436
3.850%	07/01/43	70	75,563
3.950%	01/01/49	60	64,707
			145,706
Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	295	445,373
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
3.144%	11/01/45	165	172,586
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	1,385	2,061,919
Texas A&M University,
Taxable, Revenue Bonds
2.836%	05/15/27	470	525,573
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue Bonds
6.250%	12/15/26	145	172,762
			3,378,213
Virginia — 0.1%
Tobacco Settlement Financing Corp.,
Taxable, Revenue Bonds
6.706%	06/01/46	150	154,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia (cont’d.)
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	3,720	$ 4,034,749
Virginia College Building Authority,
Revenue Bonds
1.965%	02/01/32	450	456,579
			4,645,828
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, Series S1
5.000%	11/01/50	290	345,344
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Taxable, Revenue Bonds
4.584%	01/01/40	160	206,846
			552,190
West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series A
7.467%	06/01/47	365	388,170

Total Municipal Bonds (cost $47,977,060)			52,545,588
Residential Mortgage-Backed Securities — 2.3%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.822%(cc)	09/25/35	838	778,615
AJAX Mortgage Loan Trust,
Series 2020-C, Class A, 144A
2.250%	09/27/60	3,460	3,401,048
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	314	231,088
Series 2006-17T1, Class A1
6.250%	06/25/36	2,066	1,241,054
Series 2006-OA16, Class A2, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	10/25/46	421	393,892
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	11/25/36	308	276,055
Series 2007-03T1, Class 1A1
6.000%	04/25/37	68	44,195
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	05/25/47	2,079	1,901,758
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.920% (Cap N/A, Floor 0.920%)
1.939%(c)	11/25/46	140	60,141
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
1.719%(c)	02/25/47	190	103,099

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	09/27/46	1,188	$ 1,181,975
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.748%(c)	04/27/47	204	202,907
BCAP LLC Trust,
Series 2011-RR05, Class 11A5, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.475%(c)	05/28/36	597	565,834
Series 2011-RR05, Class 12A1, 144A
4.851%(cc)	03/26/37	543	545,710
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-03, Class 1A1
3.398%(cc)	07/25/34	321	295,513
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.072%(cc)	01/26/36	1,377	1,126,921
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	4,565	3,078,378
CitiMortgage Alternative Loan Trust,
Series 2007-A06, Class 1A11
6.000%	06/25/37	99	99,729
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
1.498%(c)	11/25/35	256	50,324
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT01, Class M1, 144A
3.850%(cc)	04/25/65	550	554,991
Credit Suisse Mortgage Trust,
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.295%(c)	08/27/36	310	278,600
Credit Suisse Mortgage-Backed Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	1,996	1,798,481
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	08/25/47	239	165,108
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	108	105,668
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.214%(cc)	12/25/42	221	244,809
Fannie Mae REMICS,
Series 2003-25, Class KP
5.000%	04/25/33	384	438,153
Series 2004-96, Class QD
5.500%	12/25/34	2,000	2,314,618
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-59, Class DQ, 1 Month LIBOR x (3) + 17.000% (Cap 17.000%, Floor 0.000%)
16.630%(c)	05/25/35	249	$ 281,451
Series 2006-118, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.235%(c)	12/25/36	197	195,439
Series 2007-73, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.235%(c)	07/25/37	559	549,973
Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000% (Cap 33.000%, Floor 0.000%)
32.259%(c)	08/25/36	446	904,439
Series 2011-84, Class PZ
5.250%	09/25/41	3,204	3,963,564
Series 2012-03, Class FP, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
0.548%(c)	03/25/39	117	117,020
Series 2016-26, Class KL, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	11/25/42	1,628	1,740,042
Series 2016-32, Class GT, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	01/25/43	1,056	1,151,745
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500% (Cap N/A, Floor 0.000%)
11.648%(c)	01/25/25	234	261,467
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950% (Cap N/A, Floor 0.000%)
8.098%(c)	05/25/25	241	239,624
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450% (Cap N/A, Floor 0.000%)
4.598%(c)	03/25/30	250	243,115
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.598%(c)	12/25/42	154	146,111
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50	400	404,824
Freddie Mac REMICS,
Series 3708, Class PL
4.500%	08/15/40	1,454	1,755,997
Series 3785, Class LS, 1 Month LIBOR x (2) + 9.900% (Cap 9.900%, Floor 0.000%)
9.595%(c)	01/15/41	1,626	2,054,893
Series 4493, Class SM, 1 Month LIBOR x (2) + 6.000% (Cap 6.000%, Floor 0.000%)
5.771%(c)	07/15/45	1,425	1,646,575
Series 4910, Class MI
4.000%	08/25/49	4,733	310,061
Government National Mortgage Assoc.,
Series 2004-02, Class FH, 1 Month LIBOR + 0.300% (Cap 7.500%, Floor 0.300%)
0.452%(c)	01/16/34	126	125,874

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550% (Cap 10.690%, Floor 0.550%)
0.720%(c)	03/20/60	207	$ 207,985
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.705%(c)	12/20/61	674	675,920
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
0.670%(c)	10/20/62	713	713,821
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400% (Cap 10.000%, Floor 0.400%)
0.555%(c)	03/20/63	537	536,910
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.655%(c)	07/20/64	769	770,996
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.455%(c)	04/20/61	28	28,378
Series 2015-H10, Class JA
2.250%	04/20/65	2,953	3,013,308
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.405%(c)	04/20/65	10	10,374
Series 2016-H01, Class AI
3.181%(cc)	01/20/66	6,793	572,839
Series 2016-H01, Class HZ
4.527%(cc)	10/20/65	1,234	1,420,457
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.555%(c)	08/20/66	139	138,776
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.555%(c)	09/20/63	77	76,548
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.355%(c)	10/20/64	47	46,671
Series 2019-44, Class CI
5.000%	04/20/49	5,820	381,237
Series 2019-H04, Class DZ
4.333%(cc)	03/20/69	9,091	11,800,435
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
3.389%(cc)	10/25/33	249	245,673
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.178%(cc)	09/25/37	449	307,482
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	1,847	1,455,783
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.026%(c)	12/22/69	1,586	1,589,299
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	487	490,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-SL01, Class A, 144A
2.734%	09/01/2100	700	$ 699,996
Lehman XS Trust,
Series 2007-16N, Class AF2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.098%(c)	09/25/47	427	417,772
LSTAR Securities Investment Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.855%(c)	03/01/24	460	455,752
MCM Trust,
Series 2018-NPL02, 144A
—%(p)	10/25/28	1,706	536,180
4.000%	10/25/28	592	579,526
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
2.847%(cc)	05/25/33	709	704,369
MFA Trust,
Series 2020-NQM01, Class A3, 144A
2.300%(cc)	08/25/49	116	116,824
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340% (Cap 9.000%, Floor 0.340%)
0.495%(c)	04/16/36	1,885	1,662,720
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	304	326,932
Series 2020-NPL02, Class A1, 144A
3.228%	08/25/60	186	185,776
Series 2020-RPL01, Class B3, 144A
3.937%(cc)	11/25/59	720	613,461
Series 2020-RPL02, Class A1, 144A
3.578%(cc)	08/25/25	1,537	1,536,888
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	1,024	1,064,846
PRPM LLC,
Series 2020-03, Class A1, 144A
—%(p)	09/25/25	2,950	2,949,950
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
0.548%(c)	09/25/35	35	30,437
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,564	4,324,839
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, 144A
18.437%(s)	07/25/56	317	34,726
Series 2017-03, Class BIO, 144A
0.000%(cc)	07/25/56	977	110,824
Seasoned Loans Structured Transaction Trust,
Series 2020-02, Class M1, 144A
4.750%(cc)	09/25/60	1,720	1,724,300

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Sequoia Mortgage Trust,
Series 2007-03, Class 2AA1
3.264%(cc)	07/20/37	201	$ 181,860
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	382	395,554
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	262	263,877
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48	814	833,522
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	1,523	1,565,827
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
3.219%(cc)	01/25/35	740	731,992
Series 2006-03, Class 4A
3.569%(cc)	04/25/36	172	136,229
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
2.846%(cc)	10/25/46	1,632	1,594,343
TVC Mortgage Trust,
Series 2020-RTL01, Class A1, 144A
3.474%	09/25/24	270	274,845
Verus Securitization Trust,
Series 2020-04, Class A3, 144A
2.321%	05/25/65	376	377,320
Series 2020-04, Class M1, 144A
3.291%(cc)	05/25/65	360	367,710
Vista Point Securitization Trust,
Series 2020-02, Class A3, 144A
2.496%(cc)	04/25/65	457	457,075
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65	170	170,786
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, 144A
4.718%(cc)	02/25/38	2,261	781,489
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
2.219%(c)	11/25/42	73	69,167
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36	348	324,650

Total Residential Mortgage-Backed Securities (cost $89,972,087)			88,656,176
Sovereign Bonds — 3.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50	1,830	2,235,276
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
5.625%	09/30/31	363	354,957
7.375%	05/14/30	200	219,638
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50		750	$ 772,002
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		1,005	1,005,143
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		245	257,960
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31		994	1,014,912
3.875%	04/25/27		1,490	1,607,807
4.125%	05/15/51		1,640	1,705,286
4.500%	03/15/29		1,800	2,020,257
5.200%	05/15/49		970	1,175,275
Colombian TES (Colombia),
Bonds, Series B
6.250%	11/26/25	COP	1,372,700	392,819
7.250%	10/18/34	COP	3,835,100	1,092,563
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		1,320	1,295,441
5.875%	01/30/60		273	257,733
6.400%	06/05/49		366	367,329
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		3,015	2,994,643
5.875%	01/30/60		182	171,822
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		368	339,827
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50		520	515,659
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR	407	442,694
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	459	487,338
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		798	915,282
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30		2,051	2,156,500
4.100%	04/24/28(v)		1,378	1,567,623
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,970	2,039,138
Indonesia Treasury Bond (Indonesia),
Bonds, Series 059
7.000%	05/15/27	IDR	9,949,000	684,653
Bonds, Series 065
6.625%	05/15/33	IDR	4,101,000	262,666
Bonds, Series 076
7.375%	05/15/48	IDR	8,349,000	557,015
Bonds, Series 079
8.375%	04/15/39	IDR	15,513,000	1,113,027
Bonds, Series 080
7.500%	06/15/35	IDR	11,475,000	776,754

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 082
7.000%	09/15/30	IDR	4,390,000	$ 296,207
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, 144A
1.800%	03/01/41	EUR	5,485	6,740,271
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	204,300	9,460,463
Bonds, Series M
6.500%	06/10/21	MXN	213,800	9,809,044
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	96,553	5,158,701
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30		942	963,613
4.150%	03/28/27(a)		4,713	5,242,410
4.500%	01/31/50		1,648	1,741,619
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22		2,585	2,558,997
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		697	758,277
3.875%	03/17/28(a)		3,089	3,503,744
4.500%	04/01/56		2,915	3,648,230
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
3.800%	06/23/50		200	213,671
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		570	598,590
2.783%	01/23/31		378	409,057
4.125%	08/25/27(a)		1,691	1,973,022
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		3,042	3,352,783
3.750%	01/14/29		483	563,904
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30		738	856,461
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,440	2,619,680
4.400%	04/16/50		1,400	1,807,228
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		469	481,977
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	61,190	889,105
Bonds, Series 6218
8.500%	09/17/31	RUB	57,827	875,890
Bonds, Series 6224
6.900%	05/23/29	RUB	72,269	982,556
Bonds, Series 6232
6.000%	10/06/27	RUB	35,365	458,227
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29		800	$ 920,469
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26		5,155	5,612,611
Sr. Unsec’d. Notes, EMTN
3.250%	10/22/30		982	1,068,649
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
7.550%	03/28/30		200	136,102
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	EUR	355	405,996
7.375%	09/25/32		1,320	1,244,775
9.750%	11/01/28		1,200	1,299,605
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		3,040	2,804,388
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27(a)		1,957	2,259,022
5.100%	06/18/50(a)		292	392,277
8.500%	03/15/28	UYU	14,080	343,944
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	128,765	3,145,448
9.875%	06/20/22	UYU	46,830	1,149,854

Total Sovereign Bonds (cost $118,569,156)				117,545,906
U.S. Government Agency Obligations — 29.5%
Federal Home Loan Mortgage Corp.
2.000%	09/01/50		3,075	3,186,078
2.500%	02/01/30		199	211,548
2.500%	04/01/30		216	230,186
2.500%	05/01/30		371	394,221
2.500%	07/01/30		23	24,433
2.500%	07/01/30		24	25,503
2.500%	07/01/30		91	96,239
2.500%	07/01/30		95	100,652
2.500%	08/01/30		322	342,851
2.500%	08/01/30		394	419,628
2.500%	09/01/30		308	328,060
2.500%	09/01/30		932	990,001
2.500%	04/01/31		734	780,340
2.500%	07/01/50		14,572	15,020,974
2.500%	08/01/50		743	780,954
2.500%	09/01/50		13,420	14,086,424
3.000%	09/01/27		212	222,485
3.000%	07/01/28		109	113,936
3.000%	01/01/30		108	115,881
3.000%	01/01/30		139	148,418
3.000%	02/01/30		871	937,004
3.000%	06/01/30		527	570,197
3.000%	07/01/30		56	60,249
3.000%	07/01/30		451	484,057
3.000%	08/01/30		58	62,027
3.000%	08/01/30		92	98,925

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/37	110	$ 115,205
3.000%	12/01/42	1,193	1,287,679
3.000%	12/01/46	40	43,160
3.000%	12/01/46	126	138,582
3.000%	12/01/46	209	228,152
3.000%	12/01/46	471	504,216
3.000%	12/01/46	543	585,595
3.000%	06/01/50	1,195	1,236,791
3.000%	07/01/50	1,620	1,676,848
3.000%	08/01/50	983	1,042,667
3.000%	08/01/50	1,013	1,081,339
3.000%	08/01/50	1,318	1,405,999
3.000%	08/01/50	2,535	2,719,968
3.000%	08/01/50	10,983	11,516,816
3.500%	09/01/30	572	618,750
3.500%	02/01/31	106	114,529
3.500%	04/01/31	44	46,756
3.500%	04/01/31	718	782,624
3.500%	04/01/32	1,900	2,096,911
3.500%	10/01/41	517	559,997
3.500%	04/01/42	221	243,903
3.500%	05/01/42	8	8,591
3.500%	05/01/42	14	14,859
3.500%	05/01/42	24	26,098
3.500%	08/01/42	81	89,631
3.500%	08/01/42	205	226,453
3.500%	08/01/42	352	381,830
3.500%	10/01/42	53	58,948
3.500%	11/01/42	442	479,553
3.500%	02/01/43	2,065	2,255,978
3.500%	06/01/43	144	157,730
3.500%	08/01/43	124	133,242
3.500%	06/01/44	115	126,363
3.500%	09/01/44	17	18,414
3.500%	11/01/44	2	2,532
3.500%	11/01/44	6	6,633
3.500%	01/01/45	30	32,264
3.500%	01/01/45	41	44,930
3.500%	01/01/45	17,069	18,825,599
3.500%	05/01/45	11	11,787
3.500%	05/01/45	90	98,345
3.500%	06/01/45	78	84,815
3.500%	07/01/45	2	2,581
3.500%	09/01/45	70	78,503
3.500%	10/01/45	9	9,501
3.500%	11/01/45	245	266,716
3.500%	01/01/46	393	427,872
3.500%	02/01/46	28	30,715
3.500%	03/01/46	273	297,060
3.500%	05/01/46	355	387,420
3.500%	03/01/47	836	905,534
3.500%	07/01/47	152	168,973
3.500%	10/01/47	552	621,197
3.500%	11/01/47	299	327,259
3.500%	12/01/47	746	838,595
3.500%	01/01/48	89	100,308
3.500%	01/01/48	166	183,135
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/01/50	3,369	$ 3,535,828
4.000%	08/01/40	115	126,878
4.000%	09/01/40	213	236,434
4.000%	09/01/40	685	754,452
4.000%	04/01/41	7	7,616
4.000%	12/01/42	131	144,865
4.000%	04/01/44	252	278,265
4.000%	07/01/44	129	142,774
4.000%	02/01/45	28	30,999
4.000%	02/01/45	59	65,249
4.000%	09/01/45	443	491,523
4.000%	12/01/45	94	103,890
4.000%	12/01/45	104	114,887
4.000%	07/01/46	436	482,006
4.000%	08/01/46	218	240,697
4.000%	09/01/46	31	34,386
4.000%	10/01/46	70	76,995
4.500%	08/01/39	300	337,473
4.500%	12/01/39	87	97,909
4.500%	07/01/40	28	31,719
4.500%	05/01/41	252	282,685
4.500%	05/01/41	269	300,576
4.500%	05/01/42	464	520,934
4.500%	11/01/43	425	469,481
4.500%	12/01/43	619	695,808
4.500%	08/01/44	146	164,075
4.500%	04/01/47	1,414	1,575,482
4.500%	05/01/47	521	585,477
4.500%	07/01/47	662	737,678
4.500%	07/01/47	1,900	2,134,283
4.500%	08/01/47	368	404,244
4.500%	10/01/47	364	396,453
4.500%	12/01/47	219	239,287
4.500%	02/01/48	193	209,873
4.500%	07/01/48	696	752,937
4.500%	07/01/48	1,774	1,995,627
4.500%	08/01/48	1,639	1,829,990
4.500%	08/01/48	2,788	3,082,707
4.500%	09/01/48	80	86,869
4.500%	09/01/48	1,949	2,109,159
4.500%	09/01/48	5,446	5,886,751
4.500%	04/01/49	1,042	1,149,367
5.000%	11/01/41	1,689	1,931,625
5.000%	09/01/48	630	690,988
5.000%	10/01/48	364	399,340
5.000%	12/01/48	3,390	3,714,375
5.000%	10/01/49	819	896,859
5.000%	03/01/50	4,270	4,673,889
5.500%	02/01/35	41	47,844
5.500%	06/01/36	12	14,483
5.500%	10/01/36	8	9,087
5.500%	10/01/36	16	19,093
5.500%	12/01/36	6	7,349
5.500%	12/01/36	8	9,873
5.500%	12/01/36	19	22,523
5.500%	03/01/37	6	7,410
5.500%	04/01/37	9	10,644

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	01/01/38	1	$ 1,416
5.500%	01/01/38	8	9,471
5.500%	02/01/38	1	1,477
5.500%	02/01/38	1,263	1,462,311
5.500%	04/01/38	872	1,012,387
5.500%	05/01/38	269	310,075
5.500%	06/01/38	241	277,572
5.500%	07/01/38	334	388,208
5.500%	08/01/38	196	226,935
5.500%	08/01/38	337	391,733
5.500%	01/01/39	418	484,374
6.000%	01/01/27	113	126,060
6.000%	12/01/28	2	1,797
6.000%	01/01/32	1	881
6.000%	11/01/32	1	1,674
6.000%	03/01/33	6	6,605
6.000%	11/01/33	5	6,486
6.000%	02/01/34	162	191,658
6.000%	12/01/34	5	6,354
6.000%	01/01/36	23	27,721
6.000%	03/01/36	1	1,370
6.000%	04/01/36	23	27,736
6.000%	08/01/36	12	14,734
6.000%	11/01/36	16	18,584
6.000%	12/01/36	706	828,412
6.000%	03/01/37	1	710
6.000%	04/01/37	1	752
6.000%	05/01/37	9	10,177
6.000%	07/01/37	2	1,898
6.000%	08/01/37	18	21,459
6.000%	09/01/37	1	1,510
6.000%	09/01/37	6	7,271
6.000%	10/01/37	1	765
6.000%	10/01/37	5	5,564
6.000%	10/01/37	11	12,490
6.000%	10/01/37	22	25,874
6.000%	11/01/37	208	245,326
6.000%	11/01/37	1,620	1,908,663
6.000%	12/01/37	2	2,151
6.000%	01/01/38	3	3,297
6.000%	01/01/38	12	14,603
6.000%	01/01/38	14	15,929
6.000%	01/01/38	14	16,033
6.000%	01/01/38	14	16,117
6.000%	01/01/38	24	28,163
6.000%	04/01/38	4	4,786
6.000%	04/01/38	25	29,729
6.000%	06/01/38	1	903
6.000%	07/01/38	38	44,012
6.000%	08/01/38	3	2,827
6.000%	08/01/38	4	5,118
6.000%	08/01/38	250	291,004
6.000%	09/01/38	1	662
6.000%	09/01/38	12	14,311
6.000%	10/01/38	8	9,760
6.000%	11/01/38	3	3,338
6.000%	01/01/39	668	780,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/39	4	$ 4,995
6.000%	09/01/39	—(r )	182
6.000%	10/01/39	16	18,405
6.000%	03/01/40	10	11,384
6.000%	04/01/40	283	317,975
6.000%	05/01/40	1	1,640
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801% (Cap 9.294%, Floor 1.801%)
3.801%(c)	11/01/35	65	65,812
Federal National Mortgage Assoc.
2.000%	TBA	9,871	10,256,586
2.000%	TBA	10,254	10,600,073
2.000%	TBA	83,826	86,655,126
2.000%	TBA	20,671	21,317,570
2.000%	10/01/31	104	108,240
2.000%	11/01/31	32	33,008
2.000%	11/01/31	167	174,395
2.000%	11/01/31	502	523,745
2.000%	11/01/31	600	625,287
2.000%	12/01/31	141	147,289
2.000%	03/01/32	851	888,337
2.000%	04/01/50	301	308,031
2.000%	08/01/50	1,127	1,167,298
2.500%	TBA	708	738,883
2.500%	TBA	4,891	5,129,818
2.500%	TBA	30,453	31,874,233
2.500%	09/01/27	28	29,685
2.500%	09/01/27	38	40,570
2.500%	02/01/28	11	11,846
2.500%	04/01/28	23	24,447
2.500%	08/01/28	59	62,794
2.500%	02/01/30	6	6,274
2.500%	02/01/30	7	7,745
2.500%	02/01/30	23	24,459
2.500%	03/01/30	56	59,504
2.500%	04/01/30	112	119,110
2.500%	05/01/30	215	227,032
2.500%	07/01/30	31	32,877
2.500%	07/01/30	110	117,256
2.500%	07/01/30	174	185,018
2.500%	08/01/30	70	74,109
2.500%	08/01/30	180	191,327
2.500%	08/01/30	245	261,144
2.500%	08/01/30	444	471,056
2.500%	09/01/30	221	235,162
2.500%	09/01/30	281	299,159
2.500%	11/01/30	18	19,151
2.500%	11/01/30	258	273,777
2.500%	11/01/30	262	278,272
2.500%	11/01/30	270	285,302
2.500%	11/01/30	276	293,739
2.500%	03/01/31	41	42,680
2.500%	06/01/31	347	371,791
2.500%	07/01/31	170	181,788
2.500%	08/01/31	27	28,658
2.500%	10/01/31	275	293,766
2.500%	10/01/31	428	458,437

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	10/01/31	611	$ 656,318
2.500%	10/01/31	736	786,737
2.500%	11/01/31	26	27,420
2.500%	11/01/31	27	28,696
2.500%	11/01/31	63	67,025
2.500%	11/01/31	123	131,025
2.500%	11/01/31	232	248,797
2.500%	11/01/31	406	436,239
2.500%	11/01/31	560	598,288
2.500%	02/01/32	46	48,978
2.500%	03/01/32	149	160,120
2.500%	03/01/32	383	408,437
2.500%	03/01/32	418	444,554
2.500%	08/01/32	1,127	1,202,422
2.500%	02/01/33	2,004	2,122,133
2.500%	08/01/50	34,327	36,031,254
2.500%	10/01/50	2,451	2,626,531
2.500%	10/01/50	2,782	2,958,299
3.000%	TBA	4,900	5,141,746
3.000%	04/01/28	73	77,523
3.000%	05/01/28	78	83,262
3.000%	10/01/28	13	13,869
3.000%	10/01/28	121	129,017
3.000%	11/01/28	14	14,552
3.000%	10/01/29	210	226,747
3.000%	03/01/30	365	393,127
3.000%	04/01/30	296	317,798
3.000%	04/01/30	3,930	4,239,573
3.000%	05/01/30	171	184,016
3.000%	05/01/30	284	306,144
3.000%	07/01/30	41	43,672
3.000%	07/01/30	64	68,848
3.000%	07/01/30	229	247,490
3.000%	08/01/30	31	33,739
3.000%	08/01/30	57	62,112
3.000%	08/01/30	60	65,202
3.000%	08/01/30	300	323,737
3.000%	08/01/30	343	367,884
3.000%	08/01/30	403	431,798
3.000%	08/01/30	451	486,093
3.000%	08/01/30	785	846,984
3.000%	08/01/30	1,522	1,634,301
3.000%	09/01/30	37	39,367
3.000%	09/01/30	127	136,194
3.000%	09/01/30	243	262,520
3.000%	09/01/31	210	226,848
3.000%	02/01/32	241	258,961
3.000%	08/01/35	106	113,504
3.000%	08/01/35	108	116,779
3.000%	04/01/36	21	21,591
3.000%	08/01/36	23	24,449
3.000%	10/01/36	49	52,808
3.000%	10/01/36	59	61,838
3.000%	11/01/36	148	158,935
3.000%	11/01/36	363	391,280
3.000%	12/01/36	318	339,652
3.000%	12/01/36	435	472,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/01/38	884	$ 929,729
3.000%	04/01/38	392	412,637
3.000%	06/01/38	644	673,993
3.000%	10/01/42	1,168	1,271,929
3.000%	12/01/42	1,062	1,156,987
3.000%	01/01/43	1,308	1,424,986
3.000%	02/01/43	201	218,555
3.000%	03/01/43	200	218,302
3.000%	06/01/43	8,057	8,772,064
3.000%	08/01/43	23	25,230
3.000%	11/01/44	6,119	6,706,661
3.000%	02/01/45	435	472,211
3.000%	03/01/45	233	253,692
3.000%	03/01/45	910	997,705
3.000%	04/01/45	166	181,698
3.000%	04/01/45	199	216,364
3.000%	04/01/45	230	246,300
3.000%	05/01/45	221	240,554
3.000%	05/01/45	275	298,931
3.000%	05/01/45	2,980	3,214,807
3.000%	07/01/45	167	181,444
3.000%	07/01/45	1,738	1,886,412
3.000%	05/01/46	250	262,383
3.000%	06/01/46	75	79,055
3.000%	06/01/46	88	94,408
3.000%	06/01/46	390	428,081
3.000%	06/01/46	709	772,272
3.000%	08/01/46	96	104,709
3.000%	09/01/46	517	566,909
3.000%	09/01/46	923	1,005,257
3.000%	10/01/46	429	451,508
3.000%	11/01/46	89	94,742
3.000%	11/01/46	259	281,530
3.000%	11/01/46	1,517	1,637,498
3.000%	01/01/47	185	200,942
3.000%	01/01/47	216	227,059
3.000%	01/01/47	227	238,439
3.000%	01/01/47	588	618,834
3.000%	02/01/47	94	102,880
3.000%	02/01/47	280	294,324
3.000%	02/01/47	355	382,747
3.000%	03/01/47	574	614,660
3.000%	03/01/47	720	777,461
3.000%	03/01/47	760	798,188
3.000%	11/01/47	98	102,634
3.000%	04/01/48	351	361,983
3.000%	12/01/49	1,378	1,443,923
3.000%	05/01/50	282	302,500
3.000%	05/01/50	381	408,497
3.000%	08/01/50	1,377	1,477,720
3.000%	08/01/50	1,817	1,939,264
3.000%	08/01/50	1,818	1,962,913
3.000%	08/01/50	3,065	3,327,186
3.000%	08/01/50	4,540	4,843,872
3.000%	08/01/50	21,852	22,981,101
3.000%	09/01/50	3,128	3,286,452
3.500%	11/01/27	46	48,770

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/28	316	$ 340,173
3.500%	12/01/28	172	184,602
3.500%	12/01/28	197	214,169
3.500%	12/01/28	1,218	1,306,720
3.500%	12/01/28	1,855	2,019,346
3.500%	02/01/29	516	557,392
3.500%	02/01/29	1,082	1,176,443
3.500%	03/01/29	404	433,412
3.500%	07/01/29	547	591,215
3.500%	08/01/30	59	63,532
3.500%	08/01/30	249	271,269
3.500%	01/01/42	106	115,252
3.500%	04/01/42	35	37,993
3.500%	04/01/42	122	131,834
3.500%	05/01/42	18	19,805
3.500%	06/01/42	21	22,482
3.500%	06/01/42	32	35,343
3.500%	07/01/42	55	60,043
3.500%	08/01/42	77	83,685
3.500%	10/01/42	368	399,207
3.500%	12/01/42	95	103,013
3.500%	12/01/42	346	373,626
3.500%	03/01/43	15	16,045
3.500%	03/01/43	19	20,238
3.500%	03/01/43	28	30,621
3.500%	03/01/43	38	41,975
3.500%	03/01/43	522	566,421
3.500%	04/01/43	22	23,866
3.500%	05/01/43	30	33,068
3.500%	05/01/43	81	88,994
3.500%	06/01/43	98	107,795
3.500%	07/01/43	61	67,147
3.500%	07/01/43	125	134,804
3.500%	07/01/43	353	382,259
3.500%	07/01/43	540	601,204
3.500%	11/01/43	867	937,105
3.500%	02/01/45	403	439,456
3.500%	07/01/45	362	406,717
3.500%	07/01/45	946	1,031,403
3.500%	10/01/45	165	177,188
3.500%	11/01/45	81	91,403
3.500%	11/01/45	1,328	1,476,645
3.500%	12/01/45	348	391,075
3.500%	03/01/46	401	435,298
3.500%	03/01/46	675	718,095
3.500%	04/01/46	132	140,025
3.500%	04/01/46	183	204,047
3.500%	05/01/46	274	298,987
3.500%	06/01/46	56	63,151
3.500%	06/01/46	1,189	1,298,129
3.500%	07/01/46	221	235,215
3.500%	08/01/46	638	699,936
3.500%	09/01/46	18	19,305
3.500%	09/01/46	609	671,767
3.500%	11/01/46	31	34,045
3.500%	11/01/46	42	45,795
3.500%	11/01/46	82	89,341
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/46	485	$ 539,336
3.500%	11/01/46	622	699,065
3.500%	12/01/46	102	112,417
3.500%	12/01/46	1,230	1,359,136
3.500%	01/01/47	101	109,509
3.500%	01/01/47	218	240,538
3.500%	01/01/47	263	296,202
3.500%	01/01/47	718	807,287
3.500%	01/01/47	1,850	2,079,585
3.500%	02/01/47	121	134,865
3.500%	03/01/47	93	102,430
3.500%	05/01/47	178	199,712
3.500%	05/01/47	717	790,935
3.500%	06/01/47	516	569,673
3.500%	07/01/47	208	226,575
3.500%	07/01/47	362	399,910
3.500%	09/01/47	84	92,809
3.500%	09/01/47	224	249,461
3.500%	11/01/47	92	102,085
3.500%	11/01/47	573	644,073
3.500%	11/01/47	776	815,704
3.500%	12/01/47	46	51,628
3.500%	12/01/47	621	698,223
3.500%	12/01/47	712	799,864
3.500%	12/01/47	3,023	3,332,762
3.500%	01/01/48	46	51,425
3.500%	01/01/48	71	78,314
3.500%	01/01/48	120	134,584
3.500%	01/01/48	223	247,837
3.500%	01/01/48	1,106	1,222,425
3.500%	01/01/48	1,283	1,441,573
3.500%	02/01/50	8,657	9,075,236
3.500%	08/01/50	375	402,868
3.500%	08/01/50	902	984,793
3.500%	08/01/50	1,108	1,203,280
3.500%	08/01/50	1,656	1,837,960
4.000%	TBA	26,421	28,175,520
4.000%	TBA	54,700	58,392,250
4.000%	05/01/29	3	3,176
4.000%	10/01/30	11	11,695
4.000%	10/01/31	333	363,262
4.000%	10/01/33	453	487,031
4.000%	10/01/33	535	576,223
4.000%	10/01/33	561	609,005
4.000%	10/01/33	631	685,356
4.000%	11/01/33	3,960	4,361,598
4.000%	01/01/36	391	424,664
4.000%	05/01/39	18	18,970
4.000%	07/01/39	424	465,334
4.000%	07/01/40	435	479,099
4.000%	08/01/40	10	11,351
4.000%	08/01/40	767	846,231
4.000%	10/01/40	35	39,012
4.000%	11/01/40	132	145,323
4.000%	12/01/40	86	94,016
4.000%	12/01/40	616	678,543
4.000%	01/01/41	143	155,251

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	04/01/41	59	$ 64,802
4.000%	09/01/41	150	165,328
4.000%	09/01/41	964	1,061,972
4.000%	09/01/41	1,779	1,963,803
4.000%	10/01/41	92	100,034
4.000%	12/01/41	130	148,067
4.000%	12/01/41	399	455,561
4.000%	02/01/42	332	364,539
4.000%	04/01/42	97	107,672
4.000%	05/01/42	240	265,507
4.000%	05/01/42	700	773,776
4.000%	06/01/42	205	226,331
4.000%	07/01/42	127	139,970
4.000%	08/01/42	108	119,490
4.000%	09/01/42	76	83,428
4.000%	09/01/42	199	219,003
4.000%	12/01/42	257	283,161
4.000%	12/01/42	609	694,370
4.000%	01/01/43	357	394,455
4.000%	03/01/43	128	143,087
4.000%	10/01/43	254	280,037
4.000%	10/01/43	1,094	1,199,491
4.000%	01/01/44	689	779,655
4.000%	02/01/44	4,327	4,949,209
4.000%	03/01/44	155	174,118
4.000%	07/01/44	79	88,516
4.000%	08/01/44	551	629,971
4.000%	12/01/44	26	29,803
4.000%	12/01/44	28	31,997
4.000%	12/01/44	469	531,070
4.000%	12/01/44	508	574,791
4.000%	02/01/45	56	64,266
4.000%	02/01/45	229	253,452
4.000%	02/01/45	416	466,657
4.000%	03/01/45	42	46,809
4.000%	03/01/45	45	50,297
4.000%	03/01/45	268	292,308
4.000%	05/01/45	65	71,384
4.000%	05/01/45	432	494,278
4.000%	08/01/45	206	223,632
4.000%	10/01/45	85	95,359
4.000%	10/01/45	94	103,660
4.000%	10/01/45	99	109,093
4.000%	10/01/45	99	110,236
4.000%	10/01/45	103	113,703
4.000%	10/01/45	244	278,494
4.000%	10/01/45	335	379,696
4.000%	11/01/45	330	364,921
4.000%	11/01/45	469	516,267
4.000%	12/01/45	130	141,743
4.000%	12/01/45	282	312,255
4.000%	12/01/45	294	323,207
4.000%	12/01/45	1,011	1,099,861
4.000%	01/01/46	157	170,879
4.000%	01/01/46	356	393,804
4.000%	02/01/46	111	120,846
4.000%	02/01/46	170	184,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/46	128	$ 144,117
4.000%	06/01/46	1,553	1,694,610
4.000%	11/01/46	197	225,770
4.000%	11/01/46	283	318,155
4.000%	11/01/46	959	1,067,888
4.000%	01/01/47	279	318,951
4.000%	05/01/47	486	536,021
4.000%	06/01/47	759	851,665
4.000%	07/01/47	245	263,408
4.000%	07/01/47	447	476,495
4.000%	07/01/47	729	798,772
4.000%	08/01/47	703	770,970
4.000%	08/01/47	1,026	1,138,721
4.000%	10/01/47	204	220,131
4.000%	12/01/47	248	265,784
4.000%	04/01/48	113	128,998
4.000%	04/01/48	118	133,863
4.000%	05/01/48	687	734,426
4.000%	06/01/48	190	202,391
4.000%	06/01/48	2,314	2,468,187
4.000%	07/01/48	10,911	11,636,954
4.000%	08/01/48	85	93,101
4.000%	08/01/48	130	140,285
4.000%	08/01/48	231	258,201
4.000%	08/01/48	428	476,782
4.000%	09/01/48	541	576,546
4.000%	09/01/48	27,864	29,686,852
4.000%	12/01/48	3,742	3,979,880
4.000%	12/01/48	15,948	16,992,486
4.000%	03/01/49	1,429	1,519,602
4.000%	03/01/49	2,310	2,456,721
4.000%	02/01/50	196	212,109
4.000%	03/01/50	4,048	4,429,180
4.500%	TBA	16,483	17,830,614
4.500%	07/01/22	—(r )	112
4.500%	04/01/24	13	14,109
4.500%	08/01/24	2	1,613
4.500%	09/01/24	1	627
4.500%	09/01/24	1	1,321
4.500%	12/01/24	9	9,597
4.500%	02/01/25	3	3,436
4.500%	03/01/25	1	802
4.500%	03/01/25	10	10,573
4.500%	04/01/25	1	897
4.500%	04/01/25	2	1,656
4.500%	04/01/25	4	4,154
4.500%	04/01/25	7	6,861
4.500%	04/01/25	17	17,987
4.500%	05/01/25	2	1,597
4.500%	05/01/25	3	3,468
4.500%	07/01/25	20	20,900
4.500%	09/01/25	—(r )	524
4.500%	09/01/25	2	2,278
4.500%	11/01/35	12	13,394
4.500%	04/01/39	5	5,350
4.500%	04/01/39	7	8,121
4.500%	06/01/39	22	25,745

A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/39	54	$ 60,313
4.500%	06/01/40	58	65,510
4.500%	07/01/40	154	173,369
4.500%	08/01/40	31	34,425
4.500%	11/01/40	205	222,248
4.500%	01/01/41	51	57,155
4.500%	03/01/41	18	20,231
4.500%	04/01/41	4	4,690
4.500%	05/01/41	5	5,470
4.500%	05/01/41	6	6,578
4.500%	07/01/41	32	34,483
4.500%	07/01/41	66	72,630
4.500%	08/01/41	175	196,928
4.500%	09/01/41	44	49,891
4.500%	10/01/41	17	18,435
4.500%	10/01/41	41	46,108
4.500%	01/01/42	10	11,174
4.500%	06/01/42	14	14,921
4.500%	09/01/42	494	554,454
4.500%	11/01/42	51	55,618
4.500%	10/01/43	545	611,354
4.500%	11/01/43	1,545	1,796,322
4.500%	03/01/44	755	845,769
4.500%	05/01/44	227	252,446
4.500%	01/01/45	606	678,638
4.500%	05/01/45	612	674,103
4.500%	07/01/45	842	954,124
4.500%	09/01/45	180	205,754
4.500%	11/01/45	28	31,068
4.500%	11/01/45	126	144,568
4.500%	11/01/45	1,040	1,171,147
4.500%	12/01/45	386	432,012
4.500%	07/01/46	2,099	2,437,133
4.500%	08/01/46	379	433,985
4.500%	01/01/47	90	97,552
4.500%	09/01/47	34	37,101
4.500%	10/01/47	26	28,617
4.500%	10/01/47	69	74,585
4.500%	10/01/47	198	222,993
4.500%	11/01/47	17	17,964
4.500%	11/01/47	90	97,367
4.500%	11/01/47	755	841,317
4.500%	11/01/47	1,211	1,341,377
4.500%	12/01/47	27	29,740
4.500%	12/01/47	175	190,957
4.500%	01/01/48	1,823	2,030,544
4.500%	02/01/48	55	59,753
4.500%	03/01/48	45	48,831
4.500%	03/01/48	49	54,252
4.500%	04/01/48	336	389,940
4.500%	05/01/48	56	60,808
4.500%	05/01/48	1,854	2,081,048
4.500%	05/01/48	5,892	6,554,870
4.500%	06/01/48	2,890	3,127,676
4.500%	06/01/48	20,350	22,075,789
4.500%	07/01/48	26	28,218
4.500%	07/01/48	32	35,790
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/48	200	$ 232,517
4.500%	07/01/48	1,569	1,696,643
4.500%	07/01/48	1,759	1,901,783
4.500%	08/01/48	841	910,317
4.500%	08/01/48	1,354	1,523,607
4.500%	10/01/48	20	21,404
4.500%	10/01/48	1,093	1,182,496
4.500%	11/01/48	1,163	1,289,001
4.500%	12/01/48	272	293,764
4.500%	12/01/48	648	700,179
4.500%	01/01/49	673	727,847
4.500%	02/01/49	7,158	8,308,885
4.500%	04/01/49	3,184	3,443,461
4.500%	04/01/49	5,197	5,616,990
4.500%	05/01/49	6,333	7,351,373
4.500%	01/01/50	41,251	44,541,243
5.000%	02/01/35	1,855	2,132,155
5.000%	08/01/35	4	3,876
5.000%	09/01/35	12	13,797
5.000%	09/01/35	85	97,210
5.000%	10/01/35	4	4,118
5.000%	03/01/36	4	4,068
5.000%	12/01/36	5	6,234
5.000%	06/01/37	8	8,667
5.000%	01/01/38	8	9,570
5.000%	12/01/39	5	6,269
5.000%	01/01/40	4	4,939
5.000%	05/01/40	6	6,326
5.000%	05/01/40	36	40,167
5.000%	01/01/41	10	11,244
5.000%	04/01/41	6	6,348
5.000%	05/01/41	6	6,344
5.000%	07/01/41	2,170	2,496,706
5.000%	01/01/42	8	8,965
5.000%	12/01/43	3,245	3,723,082
5.000%	09/01/48	926	1,014,363
5.000%	01/01/49	1,148	1,257,697
5.000%	12/01/49	8,066	8,839,465
5.500%	06/01/21	—(r )	324
5.500%	06/01/21	1	1,188
5.500%	09/01/21	1	1,197
5.500%	01/01/22	2	2,267
5.500%	03/01/22	2	2,244
5.500%	04/01/22	7	7,478
5.500%	11/01/22	—(r )	198
5.500%	12/01/22	—(r )	111
5.500%	12/01/22	—(r )	226
5.500%	04/01/24	3	2,628
5.500%	06/01/24	7	6,917
5.500%	09/01/27	—(r )	422
5.500%	07/01/28	9	9,482
5.500%	04/01/30	29	32,075
5.500%	12/01/30	—(r )	537
5.500%	11/01/32	1	851
5.500%	12/01/32	3	2,990
5.500%	01/01/33	28	31,059
5.500%	01/01/33	40	43,945

A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	04/01/33	—(r )	$ 317
5.500%	04/01/33	22	25,429
5.500%	06/01/33	1	1,116
5.500%	07/01/33	13	14,807
5.500%	09/01/33	3	3,469
5.500%	09/01/33	9	11,124
5.500%	10/01/33	20	22,947
5.500%	11/01/33	2	2,122
5.500%	11/01/33	2	2,674
5.500%	11/01/33	4	4,059
5.500%	11/01/33	6	7,173
5.500%	11/01/33	11	13,171
5.500%	11/01/33	12	13,639
5.500%	12/01/33	2	2,038
5.500%	12/01/33	10	10,766
5.500%	01/01/34	1	960
5.500%	01/01/34	6	6,964
5.500%	02/01/34	2	2,052
5.500%	02/01/34	3	3,789
5.500%	02/01/34	16	18,052
5.500%	03/01/34	3	3,029
5.500%	03/01/34	17	20,361
5.500%	04/01/34	2	2,292
5.500%	07/01/34	—(r )	507
5.500%	07/01/34	12	12,787
5.500%	09/01/34	10	12,046
5.500%	11/01/34	3	3,121
5.500%	12/01/34	1	1,171
5.500%	12/01/34	2	2,522
5.500%	12/01/34	3	3,757
5.500%	12/01/34	9	10,524
5.500%	02/01/35	1	1,144
5.500%	02/01/35	7	7,671
5.500%	02/01/35	19	22,456
5.500%	03/01/35	9	9,620
5.500%	03/01/35	16	17,962
5.500%	03/01/35	22	24,548
5.500%	03/01/35	25	29,600
5.500%	04/01/35	2	2,276
5.500%	04/01/35	19	22,059
5.500%	05/01/35	2	2,461
5.500%	05/01/35	8	8,921
5.500%	06/01/35	2	1,793
5.500%	07/01/35	6	6,573
5.500%	09/01/35	5	5,102
5.500%	09/01/35	19	22,402
5.500%	10/01/35	4	4,380
5.500%	10/01/35	6	7,325
5.500%	10/01/35	7	7,955
5.500%	10/01/35	11	12,588
5.500%	10/01/35	18	20,966
5.500%	10/01/35	19	22,339
5.500%	11/01/35	—(r )	530
5.500%	11/01/35	1	726
5.500%	11/01/35	16	19,083
5.500%	12/01/35	1	588
5.500%	12/01/35	1	724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	12/01/35	1	$ 1,197
5.500%	12/01/35	2	2,150
5.500%	12/01/35	2	2,477
5.500%	12/01/35	7	8,291
5.500%	12/01/35	14	15,913
5.500%	12/01/35	34	39,458
5.500%	01/01/36	4	4,012
5.500%	02/01/36	1	1,253
5.500%	03/01/36	2	2,495
5.500%	03/01/36	6	7,476
5.500%	03/01/36	21	24,308
5.500%	05/01/36	—(r )	272
5.500%	07/01/36	1	1,011
5.500%	07/01/36	3	3,677
5.500%	08/01/36	3	3,411
5.500%	11/01/36	5	5,320
5.500%	01/01/37	21	24,332
5.500%	02/01/37	17	19,267
5.500%	04/01/37	13	14,658
5.500%	06/01/37	5	6,322
5.500%	06/01/37	6	7,188
5.500%	08/01/37	1	1,425
5.500%	08/01/37	2	2,222
5.500%	08/01/37	9	10,841
5.500%	08/01/37	16	19,116
5.500%	03/01/38	22	25,489
5.500%	12/01/38	7	8,323
5.500%	01/01/39	73	84,453
5.500%	09/01/39	10	11,984
5.500%	12/01/39	103	118,205
5.500%	06/01/40	21	23,383
5.500%	09/01/49	2,359	2,621,626
6.000%	09/01/21	3	3,255
6.000%	11/01/28	1	1,196
6.000%	02/01/29	1	873
6.000%	03/01/32	1	1,021
6.000%	05/01/33	—(r )	449
6.000%	01/01/34	19	21,915
6.000%	11/01/35	5	5,292
6.000%	12/01/35	2	2,909
6.000%	03/01/36	—(r )	497
6.000%	04/01/36	6	7,132
6.000%	06/01/36	—(r )	150
6.000%	06/01/36	—(r )	486
6.000%	07/01/36	—(r )	332
6.000%	07/01/36	3	3,268
6.000%	08/01/36	—(r )	197
6.000%	08/01/36	2	1,941
6.000%	08/01/36	6	6,778
6.000%	08/01/36	18	21,113
6.000%	09/01/36	—(r )	394
6.000%	09/01/36	—(r )	406
6.000%	09/01/36	—(r )	488
6.000%	09/01/36	2	1,902
6.000%	09/01/36	2	1,978
6.000%	09/01/36	3	3,889
6.000%	09/01/36	21	24,175

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/36	1	$ 1,708
6.000%	10/01/36	10	11,599
6.000%	10/01/36	11	12,852
6.000%	11/01/36	—(r )	483
6.000%	11/01/36	1	1,102
6.000%	11/01/36	2	1,880
6.000%	11/01/36	2	2,843
6.000%	11/01/36	6	6,553
6.000%	11/01/36	14	16,390
6.000%	11/01/36	14	16,751
6.000%	12/01/36	—(r )	276
6.000%	12/01/36	—(r )	309
6.000%	12/01/36	1	931
6.000%	12/01/36	4	4,827
6.000%	12/01/36	5	6,062
6.000%	12/01/36	11	11,859
6.000%	12/01/36	12	13,579
6.000%	01/01/37	1	856
6.000%	01/01/37	1	1,122
6.000%	01/01/37	8	9,322
6.000%	01/01/37	17	19,902
6.000%	01/01/37	18	20,971
6.000%	01/01/37	1,913	2,253,254
6.000%	02/01/37	14	16,881
6.000%	02/01/37	303	359,149
6.000%	03/01/37	—(r )	423
6.000%	03/01/37	16	18,712
6.000%	03/01/37	20	24,126
6.000%	03/01/37	79	88,529
6.000%	05/01/37	2	2,776
6.000%	05/01/37	12	14,615
6.000%	05/01/37	15	17,876
6.000%	05/01/37	31	35,272
6.000%	06/01/37	7	7,930
6.000%	07/01/37	—(r )	410
6.000%	08/01/37	1	1,379
6.000%	08/01/37	8	9,500
6.000%	08/01/37	12	13,713
6.000%	08/01/37	18	21,464
6.000%	10/01/37	1	734
6.000%	10/01/38	1	1,049
6.500%	10/01/36	859	1,006,158
Government National Mortgage Assoc.
2.000%	TBA	1,109	1,151,974
2.500%	TBA	5,655	5,937,308
2.500%	TBA	11,800	12,367,414
2.500%	11/20/49	313	323,530
2.500%	12/20/49	385	397,387
2.500%	12/20/49	475	491,339
3.000%	TBA	1,600	1,674,500
3.000%	TBA	4,960	5,193,275
3.000%	12/20/44	53	55,355
3.000%	02/15/45	526	546,800
3.000%	03/20/45	1,503	1,583,673
3.000%	04/20/45	6,241	6,615,427
3.000%	06/20/45	2,848	3,019,367
3.000%	08/20/45	56	59,186
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/20/45	390	$ 409,216
3.000%	05/20/46	46	48,975
3.000%	06/20/46	1,055	1,107,748
3.000%	07/20/46	2,148	2,268,778
3.000%	09/20/46	4,119	4,357,687
3.000%	10/20/46	135	142,833
3.000%	11/20/46	109	115,586
3.000%	12/20/46	360	380,900
3.000%	07/20/50	24,777	26,137,847
3.000%	08/20/50	1,965	2,076,910
3.000%	09/20/50	1,351	1,430,167
3.500%	TBA	17,317	18,245,878
3.500%	01/15/42	217	230,544
3.500%	04/15/43	360	378,201
3.500%	04/20/43	602	652,970
3.500%	05/20/43	361	390,924
3.500%	02/20/44	2,355	2,556,163
3.500%	03/20/45	73	77,805
3.500%	04/20/45	112	119,929
3.500%	05/20/45	251	268,082
3.500%	07/20/45	83	88,264
3.500%	08/20/45	108	115,853
3.500%	10/20/45	211	225,893
3.500%	11/20/45	76	81,106
3.500%	12/20/45	1,142	1,219,550
3.500%	01/20/46	234	250,298
3.500%	05/20/46	498	532,058
3.500%	07/20/46	1,064	1,136,699
3.500%	09/20/46	206	219,873
3.500%	10/20/46	118	127,757
3.500%	10/20/46	130	144,331
3.500%	10/20/46	157	173,794
3.500%	10/20/46	235	253,039
3.500%	10/20/46	292	315,392
3.500%	05/20/47	8,813	9,359,135
3.500%	11/20/47	7,885	8,415,335
3.500%	03/20/48	112	118,689
3.500%	04/20/48	44	46,938
3.890%(cc)	04/20/62	12	12,477
4.000%	TBA	14,296	15,189,500
4.000%	04/20/39	20	21,812
4.000%	07/20/39	325	357,232
4.000%	10/20/40	335	365,679
4.000%	12/20/40	2,014	2,198,382
4.000%	01/20/41	57	62,913
4.000%	03/15/41	259	281,779
4.000%	10/20/46	65	71,181
4.000%	06/20/47	1,119	1,203,582
4.000%	11/20/47	1,326	1,420,035
4.000%	12/20/47	644	691,075
4.000%	05/20/50	163	173,208
4.022%(cc)	12/20/64	79	81,176
4.098%(cc)	05/20/63	275	280,243
4.204%(cc)	01/20/63	2	2,335
4.408%(cc)	05/20/63	238	241,278
4.476%(cc)	09/20/62	42	46,798
4.500%	TBA	4,920	5,272,280

A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	TBA	10,000	$ 10,931,641
4.500%	12/20/39	26	28,383
4.500%	01/20/40	32	34,993
4.500%	02/20/40	25	27,621
4.500%	05/20/40	213	236,547
4.500%	07/20/40	10	11,555
4.500%	09/20/40	13	14,410
4.500%	10/20/40	18	19,927
4.500%	07/20/41	139	150,438
4.500%	02/20/42	521	578,454
4.500%	03/15/47	132	146,040
4.500%	04/15/47	161	180,145
4.500%	04/15/47	233	262,396
4.500%	05/15/47	121	134,884
4.500%	09/20/48	654	712,694
4.500%	03/20/49	2,016	2,167,452
4.500%	04/20/49	43	46,186
4.500%	05/20/49	341	365,222
4.500%	08/20/50	881	953,560
4.508%(cc)	10/20/64	454	486,294
4.554%(cc)	02/20/64	2,162	2,353,463
4.590%(cc)	12/20/64	4,423	4,853,646
4.663%(cc)	08/20/64	2,789	3,057,568
4.686%(cc)	05/20/65	926	1,006,356
4.700%(cc)	04/20/62	58	60,870
4.700%(cc)	06/20/62	21	21,631
5.000%	04/15/38	45	50,025
5.000%	08/15/38	123	139,567
5.000%	10/15/38	9	10,628
5.000%	10/15/38	485	554,875
5.000%	12/15/38	191	219,157
5.000%	01/15/39	45	50,822
5.000%	02/15/39	86	96,252
5.000%	02/15/39	109	122,606
5.000%	02/15/39	140	160,627
5.000%	02/15/39	527	603,640
5.000%	03/15/39	631	708,975
5.000%	04/15/39	163	185,924
5.000%	04/15/39	166	190,458
5.000%	05/15/39	138	156,745
5.000%	05/15/39	521	593,260
5.000%	11/15/39	271	305,957
5.000%	09/15/40	582	659,077
6.000%	05/15/37	6	7,041
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.713% (Cap 15.348%, Floor 0.713%)
0.882%(c)	05/20/66	548	550,323
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	7,530	11,221,492
4.625%	09/15/60	1,540	2,401,089
4.875%	01/15/48	1,315	2,001,983
5.250%	09/15/39	970	1,492,931

Total U.S. Government Agency Obligations (cost $1,090,277,272)			1,115,237,975
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 13.8%
U.S. Treasury Bonds
1.375%	08/15/50	6,515	$ 6,375,538
2.000%	02/15/50(a)	13,285	15,026,581
2.250%	08/15/49(h)	6,075	7,225,453
2.375%	11/15/49	10,449	12,757,576
2.500%	02/15/45	5,186	6,382,832
2.750%	11/15/47	5,186	6,738,559
2.875%	05/15/43	1,251	1,633,337
2.875%	11/15/46	1,201	1,587,384
3.000%	11/15/45	2,000	2,687,188
3.000%	02/15/48(h)	6,387	8,679,334
3.125%	02/15/43	1,251	1,694,910
3.625%	08/15/43	1,251	1,823,919
3.750%	11/15/43	1,251	1,858,321
3.875%	08/15/40	1,456	2,154,880
4.250%	05/15/39	327	501,587
4.250%	11/15/40	1,456	2,260,440
4.375%	11/15/39	327	510,784
4.500%	02/15/36	3,300	4,993,828
4.500%	08/15/39	327	516,915
4.625%	02/15/40	1,456	2,343,933
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/30	5,174	5,747,792
0.250%	02/15/50(h)	11,969	14,097,902
0.625%	04/15/23	66,277	69,320,477
0.875%	02/15/47	11,850	15,730,069
1.000%	02/15/46	6,545	8,817,040
1.000%	02/15/49	2,183	3,039,883
U.S. Treasury Notes
0.250%	04/15/23	7,389	7,409,204
0.250%	09/30/25	19,890	19,863,584
0.375%	04/30/25	12,487	12,558,215
0.375%	09/30/27	9,910	9,843,417
0.500%	03/15/23(a)	73,364	74,011,667
0.500%	05/31/27	4,616	4,634,031
0.500%	08/31/27(a)	24,865	24,923,277
0.625%	03/31/27	6,450	6,533,145
0.625%	05/15/30(a)	21,295	21,218,471
0.625%	08/15/30(a)	10,655	10,593,401
1.125%	07/31/21	5,428	5,472,951
1.500%	01/31/22	4,822	4,909,399
1.500%	10/31/24	12,487	13,134,763
1.500%	08/15/26	3,496	3,726,244
1.500%	02/15/30(a)	22,048	23,780,835
1.625%	08/15/29	2,481	2,700,413
1.750%	07/31/21	2,927	2,966,446
1.750%	04/30/22	4,579	4,695,621
1.750%	07/15/22	7,389	7,602,300
1.750%	07/31/24	4,661	4,935,926
1.750%	12/31/24	12,487	13,288,900
1.750%	11/15/29	1,758	1,935,173
2.000%	02/15/25	3,017	3,247,753
2.125%	12/31/22	2,411	2,518,365
2.125%	07/31/24	2,411	2,587,493
2.125%	05/15/25	2,655	2,882,749
2.250%	08/15/27	7,027	7,881,220
2.375%	05/15/27	4,616	5,203,098

A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.625%	02/15/29	250	$ 291,992
2.750%	05/31/23	2,411	2,577,698
2.875%	08/15/28(a)	7,403	8,740,167
3.125%	11/15/28	723	870,763

Total U.S. Treasury Obligations (cost $509,144,140)			522,045,143

	Shares
Common Stocks — 0.1%
Diversified Financial Services — 0.0%
Dragoneer Growth Opportunities Corp., UTS*	37,469	458,995
Falcon Capital Acquisition Corp.*	41,007	421,962
		880,957
Entertainment — 0.0%
Cinemark Holdings, Inc.	11,986	119,860
Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust, REIT	43,971	349,570
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	1,656	206,470
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.*	11,920	668,235
Target Hospitality Corp.*	449	548
		668,783
Household Durables — 0.1%
Beazer Homes USA, Inc.*	7,094	93,641
Century Communities, Inc.*	9,340	395,362
Taylor Morrison Home Corp.*	36,607	900,166
		1,389,169
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	14,161	267,077
Media — 0.0%
Altice USA, Inc. (Class A Stock)*	8,902	231,452
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.*	23,404	304,252
Pioneer Energy Services Corp.*^	1,376	53,434
		357,686
Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	16,551	292,953
KE Holdings, Inc. (China)*	1,155	70,801
		363,754

Total Common Stocks (cost $4,389,473)		4,834,778

Units
Warrants* — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24	1,429	110
	Units	Value
Warrants* (continued)
Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co., expiring 06/30/23	6,205	$ 9,804

Total Warrants (cost $2,072)		9,914

Total Long-Term Investments (cost $3,805,521,323)		3,900,599,160

	Shares
Short-Term Investments — 17.4%
Affiliated Mutual Funds — 14.8%
PGIM Core Ultra Short Bond Fund(w)	156,718,097	156,718,097
PGIM Institutional Money Market Fund (cost $403,577,597; includes $403,486,724 of cash collateral for securities on loan)(b)(w)	403,640,410	403,559,682

Total Affiliated Mutual Funds (cost $560,295,694)		560,277,779

	Principal Amount (000)#
BORROWED BOND AGREEMENTS — 0.0%
Barclays Capital, Inc., (0.200)%, dated 09/23/20, open, due in the amount of $62,542	63	62,542
Barclays Capital, Inc., 1.800%, dated 09/17/19, open, due in the amount of $59,675	60	59,675
Citigroup Global Markets, Inc., (0.500)%, dated 03/23/20, open, due in the amount of $42,419	42	42,419
Credit Suisse Securities (USA) LLC, 1.250%, dated 03/02/20, open, due in the amount of $346,500	347	346,500
RBC Capital Markets, LLC, (0.150)%, dated 09/30/20, open, due in the amount of $213,969	214	213,969

TOTAL BORROWED BOND AGREEMENTS (cost $725,105)		725,105

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 2.6%
U.S. Treasury Bills
0.000%	10/13/20	17,890	17,889,590
0.086%	10/29/20	8,140	8,139,382
0.114%	10/15/20	17,400	17,399,442
0.118%	11/12/20(a)	44,515	44,509,937
0.132%	10/01/20	10,225	10,225,000

Total U.S. Treasury Obligations (cost $98,162,166)				98,163,351

A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $2,587,986)	$ 1,170,321

Total Short-Term Investments (cost $661,770,951)	660,336,556

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—120.4% (cost $4,467,292,274)	4,560,935,716

Interest Rate	Maturity Date	Principal Amount (000)#
Securities Sold Short — (0.0)%
BORROWED BONDS(f) — (0.0)%
Everi Payments, Inc.
7.500%	12/15/25	55	(53,863)
Southwestern Energy Co.
7.500%	04/01/26	62	(60,597)
Southwestern Energy Co.
7.750%	10/01/27	440	(427,310)
T-Mobile USA, Inc.
2.550%	02/15/31	205	(211,868)

TOTAL BORROWED BONDS (proceeds received $788,378)			(753,638)
Options Written*~ — (0.0)%
(premiums received $684,870)			(359,252)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—120.4% (cost $4,465,819,026)			4,559,822,826

Liabilities in excess of other assets(z) — (20.4)%			(772,272,205)

Net Assets — 100.0%			$ 3,787,550,621

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DIP	Debtor-In-Possession
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,123,554 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $395,502,558; cash collateral of $403,486,724 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Represents collateral for Borrowed Bond Agreements.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 1 Month LIBOR + 5.500%, 4.700%, Maturity Date 7/14/2021 (cost $203,272)	206	$209,098	$5,826	$ —
Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 3 Month LIBOR + 9.000%, 11.000%, Maturity Date 12/23/2025^ (cost $148,919)	149	139,984	—	(8,935)
		$349,082	$5,826	$(8,935)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	11/12/20	(50,970)	$ (53,348,755)
Federal National Mortgage Assoc.	3.000%	TBA	10/14/20	(1,137)	(1,191,052)
Federal National Mortgage Assoc.	3.000%	TBA	11/12/20	(56,077)	(58,755,723)
Federal National Mortgage Assoc.	3.500%	TBA	10/14/20	(16,041)	(16,911,729)
Federal National Mortgage Assoc.	3.500%	TBA	10/19/20	(4,272)	(4,517,557)
Federal National Mortgage Assoc.	4.000%	TBA	10/19/20	(3,863)	(4,096,969)
Federal National Mortgage Assoc.	5.000%	TBA	10/14/20	(5,927)	(6,494,464)
Government National Mortgage Assoc.	3.500%	TBA	10/21/20	(1,088)	(1,146,012)
Government National Mortgage Assoc.	5.000%	TBA	10/21/20	(1,241)	(1,350,896)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $148,077,230)					$(147,813,157)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 2-year Mid-Curve	Put	12/11/20	$99.63	6,523	16,308	$326,150
Eurodollar 3-year Mid-Curve	Put	06/11/21	$99.25	2,546	6,365	477,375
Total Exchange Traded (cost $1,613,792)						$803,525

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Deutsche Bank AG	10/29/20	1.22	—	EUR	134	$ 5,247
A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CLP	Call	Deutsche Bank AG	11/03/20	775.00	—		2,246	$ 50,751
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	10/23/20	15,000.00	—		1,832	15,047
Currency Option USD vs MXN	Call	Citibank, N.A.	10/30/20	22.50	—		913	14,623
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	11/02/20	21.40	—		10,740	1,939
Currency Option USD vs TRY	Call	Citibank, N.A.	11/06/20	7.70	—		723	21,945
Currency Option USD vs TWD	Call	JPMorgan Chase Bank, N.A.	11/03/20	30.00	—		1,469	785
Currency Option USD vs ZAR	Call	Bank of America, N.A.	10/15/20	17.00	—		1,750	16,265
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	10/30/20	16.50	—		2,282	554
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	11/02/20	16.58	—		5,029	1,599
Currency Option USD vs ZAR	Call	Bank of America, N.A.	11/02/20	17.03	—		5,711	6,736
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	10/14/20	72.40	—	AUD	41,023	19,478
Currency Option USD vs BRL	Put	Bank of America, N.A.	10/07/20	5.30	—		1,586	382
Currency Option USD vs JPY	Put	Goldman Sachs International	10/30/20	104.50	—		1,368	4,476
Currency Option USD vs MXN	Put	Citibank, N.A.	10/01/20	21.50	—		1,814	63
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/09/20	21.30	—		1,598	2,452
Currency Option USD vs MXN	Put	Bank of America, N.A.	10/09/20	23.80	—		978	73,608
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/30/20	20.90	—		1,826	5,086
Currency Option USD vs MXN	Put	Citibank, N.A.	10/30/20	21.50	—		1,140	9,184
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/30/20	21.80	—		1,691	21,460
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	11/20/20	21.90	—		1,124	5,521
Currency Option USD vs RUB	Put	Citibank, N.A.	10/02/20	73.50	—		3,364	1
Currency Option USD vs RUB	Put	BNP Paribas S.A.	10/30/20	79.00	—		1,348	38,170
Currency Option USD vs RUB	Put	Citibank, N.A.	11/09/20	75.00	—		1,824	13,992
Currency Option USD vs ZAR	Put	Bank of America, N.A.	10/30/20	17.00	—		1,348	37,432
Total OTC Traded (cost $974,194)								$ 366,796
Total Options Purchased (cost $2,587,986)								$1,170,321
A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 3-year Mid-Curve	Put	06/11/21	$98.75	2,546	6,365	$(95,475)
(premiums received $207,196)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Bank of America, N.A.	10/07/20	5.45	—		1,586	$ (52,625)
Currency Option USD vs CLP	Call	Deutsche Bank AG	11/03/20	810.00	—		2,696	(17,933)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	10/23/20	15,500.00	—		2,748	(6,244)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/30/20	22.50	—		1,826	(29,246)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/30/20	22.75	—		23	(6,722)
Currency Option USD vs RUB	Call	Citibank, N.A.	11/09/20	78.00	—		1,368	(31,580)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	10/30/20	18.00	—		1,348	(5,775)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	10/14/20	70.15	—	AUD	51,279	(4,496)
Currency Option USD vs CLP	Put	Deutsche Bank AG	11/03/20	740.00	—		1,124	(1,317)
Currency Option USD vs JPY	Put	Goldman Sachs International	10/30/20	102.50	—		1,368	(1,117)
Currency Option USD vs MXN	Put	Bank of America, N.A.	10/09/20	22.80	—		1,564	(52,556)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/30/20	20.20	—		1,826	(1,259)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/30/20	21.20	—		1,691	(8,194)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	11/20/20	21.40	—		1,124	(2,402)
Currency Option USD vs RUB	Put	Citibank, N.A.	10/02/20	70.50	—		2,467	—
Currency Option USD vs RUB	Put	BNP Paribas S.A.	10/30/20	76.80	—		2,024	(25,653)
Currency Option USD vs TRY	Put	Citibank, N.A.	11/06/20	7.25	—		723	(1,736)
Currency Option USD vs ZAR	Put	Bank of America, N.A.	10/30/20	16.25	—		2,024	(14,922)
Total OTC Traded (premiums received $477,674)								$(263,777)
Total Options Written (premiums received $684,870)								$(359,252)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
753	2 Year U.S. Treasury Notes	Dec. 2020	$166,383,586	$ 73,040
1,072	5 Year U.S. Treasury Notes	Dec. 2020	135,105,500	90,711
56	10 Year U.K. Gilt	Dec. 2020	9,835,254	(26,560)
A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
40	20 Year U.S. Treasury Bonds	Dec. 2020	$ 7,051,250	$ (38,844)
466	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	103,364,625	67,782
				166,129
Short Positions:
120	10 Year Canadian Government Bonds	Dec. 2020	13,681,199	10,618
112	10 Year Euro-Bund	Dec. 2020	22,916,989	(111)
379	10 Year U.S. Treasury Notes	Dec. 2020	52,882,344	22,670
98	10 Year U.S. Ultra Treasury Notes	Dec. 2020	15,672,344	309
64	30 Year Euro Buxl	Dec. 2020	16,709,195	(325,727)
1	Euro Schatz Index	Dec. 2020	131,654	(66)
				(292,307)
				$(126,178)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/20	Bank of America, N.A.	AUD	1,124	$ 800,597	$ 805,075	$ 4,478	$ —
Expiring 10/14/20	Barclays Bank PLC	AUD	647	455,602	463,428	7,826	—
Expiring 10/14/20	Barclays Bank PLC	AUD	647	455,602	463,428	7,826	—
Expiring 10/14/20	UBS AG	AUD	839	613,267	600,952	—	(12,315)
Expiring 10/14/20	UBS AG	AUD	629	459,768	450,535	—	(9,233)
Brazilian Real,
Expiring 10/02/20	BNP Paribas S.A.	BRL	2,471	447,000	439,924	—	(7,076)
Expiring 10/02/20	BNP Paribas S.A.	BRL	1,852	335,000	329,697	—	(5,303)
Expiring 10/02/20	Citibank, N.A.	BRL	9,497	1,691,000	1,691,045	45	—
Expiring 10/02/20	Citibank, N.A.	BRL	5,162	919,000	919,025	25	—
Expiring 10/02/20	Citibank, N.A.	BRL	3,119	552,953	555,355	2,402	—
Expiring 10/02/20	Citibank, N.A.	BRL	2,417	458,000	430,412	—	(27,588)
Expiring 10/02/20	Citibank, N.A.	BRL	2,417	458,000	430,412	—	(27,588)
Expiring 10/02/20	Citibank, N.A.	BRL	1,314	234,000	234,006	6	—
Chilean Peso,
Expiring 10/14/20	Citibank, N.A.	CLP	449,520	571,000	572,674	1,674	—
Colombian Peso,
Expiring 10/14/20	Citibank, N.A.	COP	2,116,697	571,000	552,699	—	(18,301)
Expiring 10/14/20	Citibank, N.A.	COP	1,711,824	456,000	446,981	—	(9,019)
Euro,
Expiring 10/05/20	Goldman Sachs International	EUR	11,913	13,980,510	13,968,257	—	(12,253)
Expiring 10/05/20	UBS AG	EUR	11,913	13,949,538	13,968,258	18,720	—
Expiring 10/14/20	Bank of America, N.A.	EUR	485	566,931	568,803	1,872	—
Expiring 10/14/20	BNP Paribas S.A.	EUR	1,520	1,800,525	1,782,639	—	(17,886)
Expiring 10/14/20	Citibank, N.A.	EUR	500	590,157	586,394	—	(3,763)
Expiring 10/14/20	Citibank, N.A.	EUR	160	188,850	187,646	—	(1,204)
Expiring 10/14/20	Deutsche Bank AG	EUR	485	567,226	568,802	1,576	—
Expiring 10/14/20	UBS AG	EUR	1,520	1,800,589	1,782,639	—	(17,950)
Expiring 12/16/20	Bank of America, N.A.	EUR	2,603	3,089,193	3,057,354	—	(31,839)
Expiring 12/16/20	Bank of America, N.A.	EUR	2,400	2,822,422	2,818,881	—	(3,541)
Expiring 12/16/20	Bank of America, N.A.	EUR	2,400	2,799,012	2,818,881	19,869	—
Expiring 12/16/20	Bank of America, N.A.	EUR	284	336,199	333,072	—	(3,127)
Expiring 12/16/20	BNP Paribas S.A.	EUR	5,770	6,865,192	6,777,059	—	(88,133)
Expiring 12/16/20	BNP Paribas S.A.	EUR	2,890	3,440,675	3,394,402	—	(46,273)
A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/16/20	BNP Paribas S.A.	EUR	2,400	$ 2,831,277	$ 2,818,881	$ —	$ (12,396)
Expiring 12/16/20	Citibank, N.A.	EUR	9,620	11,435,778	11,299,013	—	(136,765)
Expiring 12/16/20	Citibank, N.A.	EUR	2,850	3,393,959	3,347,421	—	(46,538)
Expiring 12/16/20	Citibank, N.A.	EUR	1,950	2,297,944	2,290,340	—	(7,604)
Expiring 12/16/20	Deutsche Bank AG	EUR	2,400	2,813,218	2,818,881	5,663	—
Expiring 12/16/20	Deutsche Bank AG	EUR	277	328,795	325,302	—	(3,493)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	4,790	5,611,437	5,626,016	14,579	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	2,570	3,007,756	3,018,552	10,796	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	2,400	2,797,034	2,818,880	21,846	—
Expiring 12/16/20	Morgan Stanley & Co. LLC	EUR	2,606	3,089,122	3,061,330	—	(27,792)
Hungarian Forint,
Expiring 10/14/20	Bank of America, N.A.	HUF	138,621	455,986	447,045	—	(8,941)
Expiring 10/14/20	Bank of America, N.A.	HUF	138,621	455,986	447,045	—	(8,941)
Expiring 10/14/20	Citibank, N.A.	HUF	34,687	114,014	111,864	—	(2,150)
Expiring 10/14/20	Citibank, N.A.	HUF	34,687	114,014	111,864	—	(2,150)
Indonesian Rupiah,
Expiring 12/04/20	HSBC Bank USA, N.A.	IDR	24,642,638	1,658,320	1,646,234	—	(12,086)
Japanese Yen,
Expiring 10/14/20	HSBC Bank USA, N.A.	JPY	56,735	533,400	538,029	4,629	—
Expiring 10/14/20	HSBC Bank USA, N.A.	JPY	56,735	533,400	538,029	4,629	—
Kazakhstani Tenge,
Expiring 10/23/20	Citibank, N.A.	KZT	73,739	173,770	169,095	—	(4,675)
Mexican Peso,
Expiring 10/14/20	Barclays Bank PLC	MXN	10,109	456,000	456,400	400	—
Expiring 10/14/20	Citibank, N.A.	MXN	24,289	1,141,000	1,096,656	—	(44,344)
Expiring 10/14/20	Deutsche Bank AG	MXN	14,789	674,000	667,719	—	(6,281)
Expiring 10/14/20	UBS AG	MXN	39,366	1,843,000	1,777,381	—	(65,619)
Expiring 10/14/20	UBS AG	MXN	18,882	884,000	852,526	—	(31,474)
Expiring 10/14/20	UBS AG	MXN	4,205	196,875	189,865	—	(7,010)
Polish Zloty,
Expiring 10/14/20	Bank of America, N.A.	PLN	2,563	685,000	663,022	—	(21,978)
Expiring 10/14/20	Bank of America, N.A.	PLN	2,563	685,000	663,022	—	(21,978)
Russian Ruble,
Expiring 10/14/20	BNP Paribas S.A.	RUB	26,576	337,000	341,600	4,600	—
Expiring 10/14/20	BNP Paribas S.A.	RUB	26,576	337,000	341,600	4,600	—
Expiring 10/14/20	BNP Paribas S.A.	RUB	10,218	135,000	131,339	—	(3,661)
Expiring 10/14/20	BNP Paribas S.A.	RUB	7,500	99,000	96,408	—	(2,592)
Expiring 10/14/20	Citibank, N.A.	RUB	82,004	1,089,000	1,054,057	—	(34,943)
Expiring 10/14/20	Citibank, N.A.	RUB	81,100	1,077,000	1,042,442	—	(34,558)
Expiring 12/04/20	Bank of America, N.A.	RUB	12,708	165,198	162,562	—	(2,636)
Expiring 12/04/20	Credit Suisse International	RUB	22,919	297,539	293,186	—	(4,353)
Expiring 12/04/20	Credit Suisse International	RUB	21,542	279,438	275,573	—	(3,865)
Expiring 12/04/20	Credit Suisse International	RUB	21,485	280,427	274,834	—	(5,593)
Expiring 12/04/20	Credit Suisse International	RUB	17,577	229,458	224,850	—	(4,608)
Expiring 12/04/20	Credit Suisse International	RUB	14,359	186,444	183,678	—	(2,766)
Expiring 12/04/20	Credit Suisse International	RUB	7,162	93,230	91,611	—	(1,619)
Expiring 12/04/20	Credit Suisse International	RUB	6,349	82,401	81,221	—	(1,180)
Expiring 12/04/20	HSBC Bank USA, N.A.	RUB	12,689	165,797	162,318	—	(3,479)
Expiring 12/04/20	HSBC Bank USA, N.A.	RUB	12,689	165,251	162,319	—	(2,932)
South African Rand,
Expiring 10/14/20	Bank of America, N.A.	ZAR	11,278	684,000	672,175	—	(11,825)
Expiring 10/14/20	BNP Paribas S.A.	ZAR	9,584	571,000	571,195	195	—
Expiring 10/14/20	BNP Paribas S.A.	ZAR	5,833	342,000	347,657	5,657	—
Expiring 10/14/20	BNP Paribas S.A.	ZAR	5,833	342,000	347,657	5,657	—
Expiring 10/14/20	Citibank, N.A.	ZAR	5,725	337,000	341,191	4,191	—
A73

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/14/20	Citibank, N.A.	ZAR	5,725	$ 337,000	$ 341,191	$ 4,191	$ —
South Korean Won,
Expiring 10/14/20	JPMorgan Chase Bank, N.A.	KRW	1,063,894	912,000	912,426	426	—
Expiring 10/14/20	JPMorgan Chase Bank, N.A.	KRW	1,063,894	912,000	912,426	426	—
				$119,941,076	$119,164,663	158,804	(935,217)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/20	BNP Paribas S.A.	AUD	1,124	$ 825,322	$ 805,074	$ 20,248	$ —
Expiring 10/14/20	BNP Paribas S.A.	AUD	896	658,778	641,779	16,999	—
Expiring 11/04/20	Bank of America, N.A.	AUD	1,124	800,652	805,130	—	(4,478)
Brazilian Real,
Expiring 10/02/20	Barclays Bank PLC	BRL	2,980	550,000	530,581	19,419	—
Expiring 10/02/20	Barclays Bank PLC	BRL	2,446	455,000	435,451	19,549	—
Expiring 10/02/20	BNP Paribas S.A.	BRL	3,062	571,000	545,247	25,753	—
Expiring 10/02/20	BNP Paribas S.A.	BRL	1,852	328,271	329,697	—	(1,426)
Expiring 10/02/20	Citibank, N.A.	BRL	3,119	570,000	555,355	14,645	—
Expiring 10/02/20	Citibank, N.A.	BRL	3,076	570,000	547,743	22,257	—
Expiring 10/02/20	Citibank, N.A.	BRL	2,447	457,000	435,779	21,221	—
Expiring 10/02/20	Citibank, N.A.	BRL	2,447	457,000	435,779	21,221	—
Expiring 10/02/20	Citibank, N.A.	BRL	1,871	342,000	333,213	8,787	—
Expiring 10/02/20	Citibank, N.A.	BRL	1,871	342,000	333,213	8,787	—
Expiring 10/02/20	Citibank, N.A.	BRL	1,231	228,000	219,097	8,903	—
Expiring 11/04/20	BNP Paribas S.A.	BRL	2,473	447,000	439,893	7,107	—
Expiring 11/04/20	BNP Paribas S.A.	BRL	1,853	335,000	329,673	5,327	—
Chilean Peso,
Expiring 10/14/20	Citibank, N.A.	CLP	438,671	571,000	558,853	12,147	—
Colombian Peso,
Expiring 10/14/20	Citibank, N.A.	COP	1,671,240	456,000	436,384	19,616	—
Expiring 10/14/20	JPMorgan Chase Bank, N.A.	COP	2,126,404	571,000	555,234	15,766	—
Expiring 12/04/20	Barclays Bank PLC	COP	6,074,632	1,638,051	1,581,888	56,163	—
Euro,
Expiring 10/05/20	Bank of America, N.A.	EUR	282	333,325	330,665	2,660	—
Expiring 10/05/20	Bank of America, N.A.	EUR	84	97,910	98,496	—	(586)
Expiring 10/05/20	Citibank, N.A.	EUR	339	402,609	397,502	5,107	—
Expiring 10/05/20	Deutsche Bank AG	EUR	206	242,490	241,550	940	—
Expiring 10/05/20	HSBC Bank USA, N.A.	EUR	740	867,041	867,703	—	(662)
Expiring 10/05/20	HSBC Bank USA, N.A.	EUR	166	194,434	194,647	—	(213)
Expiring 10/05/20	UBS AG	EUR	22,008	26,316,088	25,805,952	510,136	—
Expiring 10/14/20	HSBC Bank USA, N.A.	EUR	677	799,035	793,978	5,057	—
Expiring 10/14/20	HSBC Bank USA, N.A.	EUR	484	571,245	567,630	3,615	—
Expiring 10/14/20	JPMorgan Chase Bank, N.A.	EUR	953	1,112,495	1,117,668	—	(5,173)
Expiring 10/14/20	JPMorgan Chase Bank, N.A.	EUR	953	1,112,495	1,117,668	—	(5,173)
Expiring 10/14/20	JPMorgan Chase Bank, N.A.	EUR	228	270,092	267,395	2,697	—
Expiring 10/14/20	Morgan Stanley & Co. LLC	EUR	535	635,342	627,442	7,900	—
Expiring 10/14/20	UBS AG	EUR	180	213,363	211,102	2,261	—
Expiring 10/14/20	UBS AG	EUR	175	207,584	205,238	2,346	—
Expiring 11/04/20	Goldman Sachs International	EUR	11,913	13,989,147	13,976,904	12,243	—
Expiring 11/04/20	UBS AG	EUR	11,913	13,958,174	13,976,904	—	(18,730)
Expiring 12/04/20	Bank of America, N.A.	EUR	828	986,878	972,590	14,288	—
Expiring 12/04/20	Bank of America, N.A.	EUR	429	511,080	503,681	7,399	—
A74

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/16/20	Bank of America, N.A.	EUR	9,942	$ 11,793,171	$ 11,677,213	$ 115,958	$ —
Expiring 12/16/20	Bank of America, N.A.	EUR	131	155,837	153,799	2,038	—
Expiring 12/16/20	BNP Paribas S.A.	EUR	9,620	11,452,514	11,299,013	153,501	—
Expiring 12/16/20	BNP Paribas S.A.	EUR	2,890	3,392,542	3,394,402	—	(1,860)
Expiring 12/16/20	BNP Paribas S.A.	EUR	2,450	2,907,589	2,877,607	29,982	—
Expiring 12/16/20	Citibank, N.A.	EUR	2,860	3,397,170	3,359,166	38,004	—
Expiring 12/16/20	Citibank, N.A.	EUR	2,370	2,783,269	2,783,645	—	(376)
Expiring 12/16/20	Citibank, N.A.	EUR	1,930	2,282,151	2,266,850	15,301	—
Expiring 12/16/20	Citibank, N.A.	EUR	1,930	2,291,973	2,266,850	25,123	—
Expiring 12/16/20	Citibank, N.A.	EUR	1,303	1,549,337	1,530,232	19,105	—
Expiring 12/16/20	Deutsche Bank AG	EUR	2,890	3,388,620	3,394,402	—	(5,782)
Expiring 12/16/20	Deutsche Bank AG	EUR	2,480	2,900,717	2,912,843	—	(12,126)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	4,820	5,656,034	5,661,252	—	(5,218)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	3,860	4,524,553	4,533,700	—	(9,147)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	2,420	2,829,854	2,842,372	—	(12,518)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	2,420	2,828,819	2,842,371	—	(13,552)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	2,410	2,816,345	2,830,626	—	(14,281)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	EUR	127	151,219	149,351	1,868	—
Expiring 12/16/20	Morgan Stanley & Co. LLC	EUR	1,299	1,545,882	1,525,784	20,098	—
Expiring 12/16/20	UBS AG	EUR	202	238,783	236,685	2,098	—
Hungarian Forint,
Expiring 10/14/20	Bank of America, N.A.	HUF	174,374	570,000	562,348	7,652	—
Expiring 10/14/20	Bank of America, N.A.	HUF	174,374	570,000	562,348	7,652	—
Indonesian Rupiah,
Expiring 12/04/20	Standard Chartered Bank	IDR	78,188,283	5,165,034	5,223,313	—	(58,279)
Japanese Yen,
Expiring 10/14/20	BNP Paribas S.A.	JPY	60,390	567,000	572,698	—	(5,698)
Expiring 10/14/20	BNP Paribas S.A.	JPY	60,390	567,000	572,698	—	(5,698)
Expiring 10/14/20	UBS AG	JPY	59,593	570,000	565,132	4,868	—
Mexican Peso,
Expiring 10/14/20	Citibank, N.A.	MXN	12,061	571,000	544,555	26,445	—
Expiring 10/14/20	Citibank, N.A.	MXN	12,061	571,000	544,555	26,445	—
Expiring 10/14/20	Citibank, N.A.	MXN	5,521	249,484	249,258	226	—
Expiring 10/14/20	Citibank, N.A.	MXN	968	45,000	43,719	1,281	—
Expiring 10/14/20	Citibank, N.A.	MXN	968	45,000	43,719	1,281	—
Expiring 10/14/20	Deutsche Bank AG	MXN	11,390	530,000	514,269	15,731	—
Expiring 10/14/20	Deutsche Bank AG	MXN	11,390	530,000	514,269	15,731	—
Expiring 10/14/20	HSBC Bank USA, N.A.	MXN	24,181	1,142,000	1,091,770	50,230	—
Expiring 10/14/20	HSBC Bank USA, N.A.	MXN	6,478	301,000	292,494	8,506	—
Expiring 10/14/20	HSBC Bank USA, N.A.	MXN	6,478	301,000	292,494	8,506	—
Expiring 10/14/20	HSBC Bank USA, N.A.	MXN	5,700	265,000	257,336	7,664	—
Expiring 10/14/20	HSBC Bank USA, N.A.	MXN	5,700	265,000	257,336	7,664	—
Expiring 10/14/20	Morgan Stanley & Co. LLC	MXN	9,911	439,985	447,497	—	(7,512)
Expiring 10/14/20	UBS AG	MXN	9,998	451,516	451,395	121	—
Expiring 10/14/20	UBS AG	MXN	7,870	349,015	355,326	—	(6,311)
Expiring 12/04/20	Deutsche Bank AG	MXN	11,808	550,634	530,047	20,587	—
Polish Zloty,
Expiring 10/14/20	Bank of America, N.A.	PLN	1,724	456,000	445,906	10,094	—
Expiring 10/14/20	Bank of America, N.A.	PLN	1,724	456,000	445,906	10,094	—
Russian Ruble,
Expiring 10/14/20	Bank of America, N.A.	RUB	26,119	342,000	335,722	6,278	—
Expiring 10/14/20	Bank of America, N.A.	RUB	26,119	342,000	335,722	6,278	—
Expiring 10/14/20	Bank of America, N.A.	RUB	19,475	245,000	250,328	—	(5,328)
Expiring 10/14/20	Bank of America, N.A.	RUB	19,475	245,000	250,328	—	(5,328)
Expiring 10/14/20	BNP Paribas S.A.	RUB	7,304	92,000	93,879	—	(1,879)
A75

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/14/20	BNP Paribas S.A.	RUB	7,304	$ 92,000	$ 93,879	$ —	$ (1,879)
Expiring 10/14/20	Citibank, N.A.	RUB	82,633	1,089,000	1,062,145	26,855	—
Expiring 10/14/20	Citibank, N.A.	RUB	81,588	1,077,000	1,048,717	28,283	—
Expiring 10/14/20	Citibank, N.A.	RUB	26,649	339,000	342,538	—	(3,538)
Expiring 10/14/20	Citibank, N.A.	RUB	26,649	339,000	342,538	—	(3,538)
Expiring 10/14/20	Citibank, N.A.	RUB	10,166	135,000	130,668	4,332	—
Expiring 10/14/20	Citibank, N.A.	RUB	7,455	99,000	95,823	3,177	—
Expiring 12/04/20	Citibank, N.A.	RUB	415,720	5,491,925	5,317,927	173,998	—
South African Rand,
Expiring 10/14/20	Bank of America, N.A.	ZAR	5,734	337,000	341,729	—	(4,729)
Expiring 10/14/20	Bank of America, N.A.	ZAR	5,734	337,000	341,729	—	(4,729)
Expiring 10/14/20	BNP Paribas S.A.	ZAR	25,524	1,508,000	1,521,234	—	(13,234)
Expiring 10/14/20	BNP Paribas S.A.	ZAR	9,373	571,000	558,617	12,383	—
Expiring 10/14/20	BNP Paribas S.A.	ZAR	5,614	342,000	334,583	7,417	—
Expiring 10/14/20	BNP Paribas S.A.	ZAR	3,251	192,094	193,780	—	(1,686)
Expiring 10/14/20	UBS AG	ZAR	20,764	1,229,432	1,237,556	—	(8,124)
South Korean Won,
Expiring 10/14/20	Bank of America, N.A.	KRW	399,011	342,000	342,204	—	(204)
Expiring 10/14/20	Bank of America, N.A.	KRW	399,011	342,000	342,204	—	(204)
Expiring 10/14/20	Barclays Bank PLC	KRW	663,651	570,000	569,166	834	—
Expiring 10/14/20	Barclays Bank PLC	KRW	663,651	570,000	569,166	834	—
Turkish Lira,
Expiring 12/29/20	JPMorgan Chase Bank, N.A.	TRY	8,990	1,120,000	1,131,150	—	(11,150)
				$175,796,399	$174,231,661	1,825,087	(260,349)
						$1,983,891	$(1,195,566)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/14/20	Buy	JPY	46,991	AUD	606	$ 11,567	$ —	Bank of America, N.A.
10/14/20	Buy	JPY	47,113	AUD	625	—	(881)	Deutsche Bank AG
10/14/20	Buy	JPY	47,113	AUD	625	—	(881)	Deutsche Bank AG
10/14/20	Buy	JPY	100,612	AUD	1,298	24,765	—	Bank of America, N.A.
12/16/20	Buy	EUR	715	GBP	660	—	(12,216)	BNP Paribas S.A.
12/16/20	Buy	EUR	2,885	GBP	2,662	—	(47,638)	Citibank, N.A.
12/16/20	Buy	EUR	3,600	GBP	3,341	—	(84,867)	Citibank, N.A.
12/16/20	Buy	EUR	3,620	GBP	3,363	—	(89,871)	BNP Paribas S.A.
12/16/20	Buy	GBP	3,310	EUR	3,610	33,324	—	BNP Paribas S.A.
12/16/20	Buy	GBP	3,325	EUR	3,600	64,254	—	BNP Paribas S.A.
12/16/20	Buy	GBP	3,348	EUR	3,610	82,110	—	BNP Paribas S.A.
						$216,020	$(236,354)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	285	$ (1,037)	$ 14,959	$ (15,996)	Barclays Bank PLC
A76

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	285	$ (1,346)	$ 19,678	$ (21,024)	Barclays Bank PLC
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	280	(1,322)	11,869	(13,191)	Barclays Bank PLC
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	280	(1,019)	10,524	(11,543)	Goldman Sachs International
Avis Budget Car Rental LLC	12/20/24	5.000%(Q)	300	14,582	21,427	(6,845)	JPMorgan Chase Bank, N.A.
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	14,026	28,131	(14,105)	JPMorgan Chase Bank, N.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	(24,889)	(12,510)	(12,379)	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	(23,481)	(10,933)	(12,548)	BNP Paribas S.A.
Boeing Co.	12/20/24	1.000%(Q)	815	62,576	(8,066)	70,642	Morgan Stanley & Co. International PLC
Boeing Co.	12/20/24	1.000%(Q)	400	30,712	(6,726)	37,438	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(3,953)	5,049	(9,002)	JPMorgan Chase Bank, N.A.
Dish DBS Corp	12/20/23	5.000%(Q)	372	(22,786)	13,075	(35,861)	Goldman Sachs International
Federative Republic of Brazil	12/20/25	1.000%(Q)	2,769	196,761	177,205	19,556	Barclays Bank PLC
Federative Republic of Brazil	12/20/25	1.000%(Q)	1,720	122,203	103,306	18,897	Barclays Bank PLC
Federative Republic of Brazil	12/20/25	1.000%(Q)	430	30,551	23,708	6,843	Barclays Bank PLC
Federative Republic of Brazil	12/20/25	1.000%(Q)	430	30,551	24,312	6,239	Barclays Bank PLC
Federative Republic of Brazil	12/20/25	1.000%(Q)	380	26,998	21,485	5,513	Barclays Bank PLC
KB Home	12/20/23	5.000%(Q)	352	(43,779)	(20,149)	(23,630)	JPMorgan Chase Bank, N.A.
Occidental Petroleum Corp.	12/20/24	1.000%(Q)	510	109,544	226,360	(116,816)	Barclays Bank PLC
Realogy Group LLC	12/20/23	5.000%(Q)	176	(6,578)	(1,118)	(5,460)	JPMorgan Chase Bank, N.A.
Republic of Chile	12/20/25	1.000%(Q)	750	(12,471)	(10,276)	(2,195)	Citibank, N.A.
Republic of Colombia	12/20/25	1.000%(Q)	5,137	127,685	100,379	27,306	Citibank, N.A.
Republic of Colombia	12/20/25	1.000%(Q)	920	22,867	17,273	5,594	Goldman Sachs International
Republic of Colombia	12/20/25	1.000%(Q)	370	8,261	9,460	(1,199)	Goldman Sachs International
Republic of Colombia	12/20/25	1.000%(Q)	250	6,214	4,294	1,920	Barclays Bank PLC
Republic of Colombia	12/20/25	1.000%(Q)	250	6,214	4,541	1,673	Barclays Bank PLC
Republic of Colombia	12/20/25	1.000%(Q)	220	5,468	4,078	1,390	Morgan Stanley & Co. International PLC
Republic of Colombia	12/20/25	1.000%(Q)	150	3,728	2,651	1,077	Morgan Stanley & Co. International PLC
Republic of Indonesia	12/20/25	1.000%(Q)	2,428	18,545	2,712	15,833	Citibank, N.A.
Republic of Indonesia	12/20/25	1.000%(Q)	490	3,743	984	2,759	JPMorgan Chase Bank, N.A.
Republic of Indonesia	12/20/25	1.000%(Q)	380	2,902	897	2,005	Citibank, N.A.
Republic of Indonesia	12/20/25	1.000%(Q)	370	2,826	688	2,138	Citibank, N.A.
Republic of Philippines	12/20/25	1.000%(Q)	2,669	(61,219)	(62,885)	1,666	Goldman Sachs International
Republic of South Africa	12/20/25	1.000%(Q)	3,436	352,463	331,250	21,213	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/25	1.000%(Q)	3,390	347,731	326,803	20,928	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/25	1.000%(Q)	1,240	127,211	116,278	10,933	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/25	1.000%(Q)	988	101,385	93,932	7,453	Goldman Sachs International
Republic of South Africa	12/20/25	1.000%(Q)	402	41,262	38,778	2,484	Morgan Stanley & Co. International PLC
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	11,235	6,326	4,909	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/25	1.000%(Q)	1,240	15,598	9,545	6,053	Bank of America, N.A.
Russian Federation	12/20/25	1.000%(Q)	1,049	13,197	7,757	5,440	Bank of America, N.A.
Russian Federation	12/20/25	1.000%(Q)	950	11,944	9,195	2,749	Bank of America, N.A.
Russian Federation	12/20/25	1.000%(Q)	429	5,400	2,925	2,475	Citibank, N.A.
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	(12,968)	(2,943)	(10,025)	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	(8,430)	(5,351)	(3,079)	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	(7,376)	(4,682)	(2,694)	Goldman Sachs International
United Mexican States	12/20/25	1.000%(Q)	3,786	94,493	70,484	24,009	Barclays Bank PLC
United Mexican States	12/20/25	1.000%(Q)	420	10,482	7,265	3,217	Morgan Stanley & Co. International PLC
A77

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/25	1.000%(Q)	410	$ 10,233	$ 6,380	$ 3,853	Barclays Bank PLC
United Mexican States	12/20/25	1.000%(Q)	410	10,233	6,991	3,242	Barclays Bank PLC
				$1,767,170	$1,737,315	$ 29,855

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Broadcom Inc.	06/20/24	1.000%(Q)	2,212	0.457%	$45,339	$(125,977)	$171,316	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V12	12/20/24	5.000%(Q)	4,854	$(35,685)	$(258,214)	$(222,529)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,232	$ (5,659)	$ (897)	$ (4,762)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	531	(2,438)	103	(2,541)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	66,690	18,729	47,961	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	(7,445)	11,052	(18,497)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	(6,004)	9,041	(15,045)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	(5,044)	7,487	(12,531)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	(4,243)	6,298	(10,541)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(2,722)	4,436	(7,158)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	86,701	11,273	75,428	Citigroup Global Markets, Inc.
				$119,836	$67,522	$ 52,314

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$ (66,690)	$ (16,029)	$ (50,661)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,964	*	37,074	(157,359)	194,433	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(44,664)	(8,321)	(36,343)	Morgan Stanley & Co. International PLC
A78

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	$ (42,037)	$ (9,398)	$ (32,639)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(42,037)	(213)	(41,824)	Morgan Stanley & Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(62,024)	(33,666)	(28,358)	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(31,012)	(17,113)	(13,899)	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(6,120)	(2,180)	(3,940)	JPMorgan Chase Bank, N.A.
					$(257,510)	$(244,279)	$ (13,231)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	7,885	09/15/25	0.720%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$ (57,479)	$ (57,479)
EUR	7,885	09/15/25	0.730%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(62,383)	(62,383)
EUR	7,885	09/15/30	0.962%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	94,188	94,188
A79

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Inflation swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
EUR	7,885	09/15/30	0.978%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$110,286	$110,286
					$—	$ 84,612	$ 84,612

Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
14,600	04/15/21	(1.020)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(254,047)	$—	$(254,047)	Citibank, N.A.
14,600	04/15/21	(1.000)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(251,371)	—	(251,371)	Citibank, N.A.
14,600	04/15/21	(1.000)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(251,371)	—	(251,371)	Citibank, N.A.
14,600	04/15/21	(0.961)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(246,187)	—	(246,187)	Citibank, N.A.
21,900	04/15/22	(0.050)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(489,454)	—	(489,454)	Citibank, N.A.
14,600	04/15/22	0.000%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	312,325	—	312,325	Citibank, N.A.
14,600	04/15/22	0.012%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	308,969	—	308,969	Citibank, N.A.
14,600	04/15/22	0.020%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	306,732	—	306,732	Citibank, N.A.
14,600	04/15/22	0.042%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	300,578	—	300,578	Citibank, N.A.
21,900	04/15/24	0.619%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	725,221	—	725,221	Citibank, N.A.
				$ 461,395	$—	$ 461,395
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	14,160	05/26/25	0.751%(S)	3 Month CDOR(2)(S)	$ (45)	$ 16,475	$ 16,520
CAD	7,080	06/04/25	0.848%(S)	3 Month CDOR(2)(S)	(38)	33,338	33,376
CAD	7,080	06/04/25	0.850%(S)	3 Month CDOR(2)(S)	(86)	33,867	33,953
CAD	30,095	08/06/25	0.704%(S)	3 Month CDOR(2)(S)	(103)	(40,874)	(40,771)
GBP	21,919	09/29/23	(0.118)%(A)	1 Day SONIA(2)(A)	—	(9,900)	(9,900)
GBP	22,251	09/29/23	(0.115)%(A)	1 Day SONIA(2)(A)	—	(9,187)	(9,187)
GBP	22,251	09/29/23	(0.110)%(A)	1 Day SONIA(2)(A)	—	(7,748)	(7,748)
MXN	155,157	09/29/22	4.510%(M)	28 Day Mexican Interbank Rate(2)(M)	8	(3,360)	(3,368)
MXN	39,876	08/12/24	6.670%(M)	28 Day Mexican Interbank Rate(2)(M)	80	119,236	119,156
MXN	34,311	08/13/24	6.715%(M)	28 Day Mexican Interbank Rate(2)(M)	60	105,082	105,022
MXN	24,673	11/08/24	6.590%(M)	28 Day Mexican Interbank Rate(2)(M)	159	72,151	71,992
	112,221	09/19/23	0.039%(A)	1 Day USOIS(2)(A)	—	(22,888)	(22,888)
	224,444	09/19/23	0.052%(A)	1 Day USOIS(2)(A)	—	(16,914)	(16,914)
	112,118	09/23/23	0.042%(A)	1 Day USOIS(2)(A)	—	(21,247)	(21,247)
	112,221	09/18/25	0.380%(A)	1 Day USOIS(1)(A)	—	10,251	10,251
	224,444	09/18/25	0.395%(A)	1 Day USOIS(1)(A)	—	(12,713)	(12,713)
A80

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
112,118	09/23/25	0.394%(A)	1 Day USOIS(1)(A)	$ —	$ (2,410)	$ (2,410)
				$ 35	$243,159	$243,124

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	23,659	01/03/22	3.100%(T)	1 Day BROIS(2)(T)	$ 4,865	$—	$ 4,865	Citibank, N.A.
BRL	25,960	01/02/23	4.520%(T)	1 Day BROIS(2)(T)	7,571	—	7,571	BNP Paribas S.A.
BRL	5,487	01/02/23	5.130%(T)	1 Day BROIS(2)(T)	26,534	—	26,534	JPMorgan Chase Bank, N.A.
					$38,970	$—	$38,970

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Antero Resources Corp.(Q)	3 Month LIBOR minus 50 bps(Q)	Citibank, N.A.	2/12/21	(265)	$ 88,155	$—	$ 88,155
Berry Petroleum Corp.(Q)	3 Month LIBOR minus 45 bps(Q)	Credit Suisse International	11/05/20	(31)	9,420	—	9,420
EQT Corp.(Q)	3 Month LIBOR minus 15bps(Q)	Citibank, N.A.	2/12/21	(393)	82,687	—	82,687
iBoxx USD Liquid High Yield Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/20/20	5,750	(87,442)	—	(87,442)
					$ 92,820	$—	$ 92,820
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreement outstanding at September 30, 2020:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2020
Barclays Capital, Inc.	0.650%	09/23/20	$1,007,025	Open	$1,007,025
Barclays Capital, Inc.	2.150%	09/17/19	955,912	Open	955,912
			$1,962,937		$1,962,937
Open maturity date - Certain agreements have no stated maturity and can be terminated by either party at any time.
The aggregate value of Reverse Repurchase Agreements is $1,962,937. A Sovereign Bond with a market value of $1,567,623 has been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of September 30,2020.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A81